UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740

(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Report to Stockholders.

(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

WCM Focused
International Growth Fund
Investor Class/WCMRX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the WCM Focused International Growth Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMRX. You can also request this information by contacting us at (888) 988-9801.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused International Growth Fund (Investor Class/WCMRX)	$143	1.30%
Management’s Discussion of Fund Performance
For the 2025 fiscal year, the WCM Focused International Growth Fund’s Investor Class (WCMRX) returned 20.56%, underperforming the MSCI ACWI ex US index by ~-1,182 basis points. The MSCI ACWI ex US index returned 32.38% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months both allocation and selection detracted from the Fund’s relative performance.
From a sector allocation perspective, the primary contributors to relative performance were the Fund’s underweight exposure to Energy, Consumer Staples, Real Estate, and Health Care. Conversely, the Fund’s underweight exposure to Financials and Materials and overweight exposure to Communication Services detracted. Materials, Financials, and Information Technology were the index’s three best performing sectors over the trailing 12 months while Health Care, Consumer Discretionary and Consumer Staples were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Industrials was the primary contributor to relative performance. Conversely, selection in Financials, Information Technology, Health Care, and Consumer Discretionary detracted from the Fund’s relative performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
WCM Focused International Growth Fund (Investor Class/WCMRX)	20.56%	4.37%	10.40%
MSCI ACWI ex USA Index	32.38%	7.91%	8.41%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.wcminvest.com/fund/WCMRX for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$20,113,553,568
Total number of portfolio holdings	39
Total advisory fees paid (net)	$169,842,703
Portfolio turnover rate as of the end of the reporting period	23%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.

Top Ten Holdings
Siemens Energy A.G.	7.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	6.5%
Rolls-Royce Holdings PLC	5.5%
BAE Systems PLC	4.0%
Sea Ltd. - ADR	3.8%
ASML Holding N.V.	3.8%
Philip Morris International, Inc.	3.5%
Safran S.A.	3.5%
Mitsubishi Heavy Industries, Ltd.	3.3%
SAP S.E.	3.1%

Sector Allocation

Country Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WCMRX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
WCM Focused International Growth Fund - Investor Class

WCM Focused
International Growth Fund
Institutional Class/WCMIX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the WCM Focused International Growth Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMIX. You can also request this information by contacting us at (888) 988-9801.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused International Growth Fund (Institutional Class/WCMIX)	$116	1.05%
Management’s Discussion of Fund Performance
For the 2025 fiscal year, the WCM Focused International Growth Fund’s Institutional Class (WCMIX) returned 20.90%, underperforming the MSCI ACWI ex US index by ~-1,148 basis points. The MSCI ACWI ex US index returned 32.38% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months both allocation and selection detracted from the Fund’s relative performance.
From a sector allocation perspective, the primary contributors to relative performance were the Fund’s underweight exposure to Energy, Consumer Staples, Real Estate, and Health Care. Conversely, the Fund’s underweight exposure to Financials and Materials and overweight exposure to Communication Services detracted. Materials, Financials, and Information Technology were the index’s three best performing sectors over the trailing 12 months while Health Care, Consumer Discretionary and Consumer Staples were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Industrials was the primary contributor to relative performance. Conversely, selection in Financials, Information Technology, Health Care, and Consumer Discretionary detracted from the Fund’s relative performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
WCM Focused International Growth Fund (Institutional Class/WCMIX)	20.90%	4.63%	10.68%
MSCI ACWI ex USA Index	32.38%	7.91%	8.41%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.wcminvest.com/fund/WCMIX for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$20,113,553,568
Total number of portfolio holdings	39
Total advisory fees paid (net)	$169,842,703
Portfolio turnover rate as of the end of the reporting period	23%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.

Top Ten Holdings
Siemens Energy A.G.	7.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	6.5%
Rolls-Royce Holdings PLC	5.5%
BAE Systems PLC	4.0%
Sea Ltd. - ADR	3.8%
ASML Holding N.V.	3.8%
Philip Morris International, Inc.	3.5%
Safran S.A.	3.5%
Mitsubishi Heavy Industries, Ltd.	3.3%
SAP S.E.	3.1%

Sector Allocation

Country Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WCMIX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
WCM Focused International Growth Fund - Institutional Class

WCM Focused
Emerging Markets Fund
Investor Class/WFEMX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the WCM Focused Emerging Markets Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.wcminvest.com/fund/WFEMX. You can also request this information by contacting us at (888) 988-9801.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused Emerging Markets Fund (Investor Class/WFEMX)	$173	1.50%
Management’s Discussion of Fund Performance
For the 2025 fiscal year, the WCM Focused Emerging Markets Fund’s Investor Class (WFEMX) returned 31.13%, underperforming the MSCI Emerging Markets index by ~-244 basis points. The MSCI Emerging Markets index returned 33.57% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months selection contributed to the Fund’s relative performance while allocation detracted.
From an allocation perspective, the primary contributors to relative performance were the Fund’s underweight exposure to Energy, Consumer Staples, and Health Care and overweight exposure to Industrials. Conversely, the primary detractors from the Fund’s relative performance were its underweight exposure to Materials and Information Technology. Materials, Information Technology, and Communication Services were the index’s three best performing sectors over the trailing 12 months while Real Estate, Consumer Staples and Health Care were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Information Technology, Industrials, and Utilities were the primary contributors to relative performance. Conversely, selection in Consumer Discretionary, Financials, Consumer Staples, Energy, and Communication Services detracted from the Fund’s relative performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
WCM Focused Emerging Markets Fund (Investor Class/WFEMX)	31.13%	0.34%	8.79%
MSCI Emerging Markets Index	33.57%	4.20%	8.42%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.wcminvest.com/fund/WFEMX for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$894,471,089
Total number of portfolio holdings	53
Total advisory fees paid (net)	$7,596,281
Portfolio turnover rate as of the end of the reporting period	57%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.

Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	14.2%
Tencent Holdings, Ltd.	6.1%
Sea Ltd. - ADR	4.1%
Federal Bank, Ltd.	3.2%
Lite-On Technology Corp.	3.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	2.9%
Bizlink Holding, Inc.	2.9%
Inter & Co., Inc. - Class A	2.7%
Credicorp Ltd.	2.7%
Piraeus Bank S.A.	2.7%

Sector Allocation

Country Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WFEMX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
WCM Focused Emerging Markets Fund - Investor Class

WCM Focused
Emerging Markets Fund
Institutional Class/WCMEX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the WCM Focused Emerging Markets Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMEX. You can also request this information by contacting us at (888) 988-9801.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused Emerging Markets Fund (Institutional Class/WCMEX)	$145	1.25%
Management’s Discussion of Fund Performance
For the 2025 fiscal year, the WCM Focused Emerging Markets Fund’s Institutional Class (WCMEX) returned 31.46%, underperforming the MSCI Emerging Markets index by ~-211 basis points. The MSCI Emerging Markets index returned 33.57% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months selection contributed to the Fund’s relative performance while allocation detracted.
From an allocation perspective, the primary contributors to relative performance were the Fund’s underweight exposure to Energy, Consumer Staples, and Health Care and overweight exposure to Industrials. Conversely, the primary detractors from the Fund’s relative performance were its underweight exposure to Materials and Information Technology. Materials, Information Technology, and Communication Services were the index’s three best performing sectors over the trailing 12 months while Real Estate, Consumer Staples and Health Care were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Information Technology, Industrials, and Utilities were the primary contributors to relative performance. Conversely, selection in Consumer Discretionary, Financials, Consumer Staples, Energy, and Communication Services detracted from the Fund’s relative performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
WCM Focused Emerging Markets Fund (Institutional Class/WCMEX)	31.46%	0.60%	8.97%
MSCI Emerging Markets Index	33.57%	4.20%	8.42%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.wcminvest.com/fund/WCMEX for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$894,471,089
Total number of portfolio holdings	53
Total advisory fees paid (net)	$7,596,281
Portfolio turnover rate as of the end of the reporting period	57%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	14.2%
Tencent Holdings, Ltd.	6.1%
Sea Ltd. - ADR	4.1%
Federal Bank, Ltd.	3.2%
Lite-On Technology Corp.	3.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	2.9%
Bizlink Holding, Inc.	2.9%
Inter & Co., Inc. - Class A	2.7%
Credicorp Ltd.	2.7%
Piraeus Bank S.A.	2.7%
Sector Allocation
Country Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WCMEX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
WCM Focused Emerging Markets Fund - Institutional Class

WCM International
Small Cap Growth Fund
Institutional Class/WCMSX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the WCM International Small Cap Growth Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMSX. You can also request this information by contacting us at (888) 988-9801.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM International Small Cap Growth Fund (Institutional Class/WCMSX)	$137	1.26%
Management’s Discussion of Fund Performance
For the 2025 fiscal year, the WCM International Small Cap Growth Fund’s Institutional Class (WCMSX) returned 18.14%, underperforming the MSCI ACWI ex USA Small Cap index by ~-1,112 basis points. The MSCI ACWI ex USA Small Cap index returned 29.26% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months both allocation and selection detracted from the Fund’s relative performance.
From an allocation perspective, the primary contributors to relative performance were the Fund’s underweight exposure to Real Estate and Consumer Discretionary and overweight exposure to Financials. Conversely, the primary detractor from the Fund’s relative performance was its underweight exposure to Materials. Materials, Financials, and Industrials were the index’s three best performing sectors over the trailing 12 months while Consumer Staples, Consumer Discretionary, and Health Care were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Industrials, Consumer Discretionary, and Health Care contributed to relative performance. Conversely, selection in Information Technology, Communication Services, and Financials detracted from the Fund’s relative performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
WCM International Small Cap Growth Fund (Institutional Class/WCMSX)	18.14%	0.33%	11.40%
MSCI ACWI ex USA Small Cap Index	29.26%	6.91%	8.13%
MSCI ACWI ex USA Index	32.38%	7.91%	8.41%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.wcminvest.com/fund/WCMSX for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$313,305,081
Total number of portfolio holdings	82
Total advisory fees paid (net)	$2,789,740
Portfolio turnover rate as of the end of the reporting period	116%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Lottomatica Group S.p.A.	2.7%
Scout24 S.E.	2.1%
Babcock International Group PLC	2.1%
Definity Financial Corp.	2.0%
Piraeus Bank S.A.	1.9%
Cranswick PLC	1.9%
Avio S.p.A.	1.8%
Embraer S.A.	1.8%
Baltic Classifieds Group PLC	1.7%
BAWAG Group A.G.	1.7%
Sector Allocation
Country Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WCMSX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
WCM International Small Cap Growth Fund - Institutional Class

WCM Small Cap Growth Fund
Investor Class/WCMNX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the WCM Small Cap Growth Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMNX. You can also request this information by contacting us at (888) 988-9801.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Small Cap Growth Fund (Investor Class/WCMNX)	$129	1.24%
Management’s Discussion of Fund Performance
For the 2025 fiscal year, the WCM Small Cap Growth Fund’s Investor Class (WCMNX) returned 7.82%, underperforming the Russell 2000 Growth index by ~-519 basis points. The Russell 2000 Growth index returned 13.01% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months both allocation and selection detracted from the Fund’s relative performance.
From an allocation perspective, the primary contributors to relative performance were the Fund’s underweight exposure to Communication Services, Energy, and Financials. Conversely, the Fund’s overweight exposure to Consumer Discretionary and Consumer Staples and underweight exposure to Materials detracted. Materials, Health Care, and Industrials were the index’s three best performing sectors over the trailing 12 months while Communication Services, Consumer Discretionary, and Consumer Staples were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Consumer Discretionary, Industrials, and Communication Services were the primary contributors to relative performance. Conversely, selection in Information Technology, Health Care, and Materials were the primary detractors from the Fund’s relative performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
WCM Small Cap Growth Fund (Investor Class/WCMNX)	7.82%	0.82%	6.92%
Russell 2000 Growth Index	13.01%	3.18%	8.93%
Russell 3000 Index	17.15%	13.15%	15.14%
[1]	Investor Class shares commenced operations on October 30, 2019.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.wcminvest.com/fund/WCMNX for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$43,645,263
Total number of portfolio holdings	71
Total advisory fees paid (net)	$78,943
Portfolio turnover rate as of the end of the reporting period	89%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Applied Industrial Technologies, Inc.	2.9%
Evercore, Inc. - Class A	2.9%
SharkNinja, Inc.	2.7%
Kratos Defense & Security Solutions, Inc.	2.3%
Chefs' Warehouse, Inc.	2.1%
Novanta, Inc.	2.0%
Advanced Energy Industries, Inc.	2.0%
TopBuild Corp.	2.0%
Wingstop, Inc.	1.9%
Semtech Corp.	1.9%
Asset Allocation
Sector Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WCMNX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
WCM Small Cap Growth Fund - Investor Class

WCM Small Cap Growth Fund
Institutional Class/WCMLX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the WCM Small Cap Growth Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMLX. You can also request this information by contacting us at (888) 988-9801.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Small Cap Growth Fund (Institutional Class/WCMLX)	$103	0.99%
Management’s Discussion of Fund Performance
For the 2025 fiscal year, the WCM Small Cap Growth Fund’s Institutional Class (WCMLX) returned 8.03%, underperforming the Russell 2000 Growth index by ~-498 basis points. The Russell 2000 Growth index returned 13.01% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months both allocation and selection detracted from the Fund’s relative performance.
From an allocation perspective, the primary contributors to relative performance were the Fund’s underweight exposure to Communication Services, Energy, and Financials. Conversely, the Fund’s overweight exposure to Consumer Discretionary and Consumer Staples and underweight exposure to Materials detracted. Materials, Health Care, and Industrials were the index’s three best performing sectors over the trailing 12 months while Communication Services, Consumer Discretionary, and Consumer Staples were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Consumer Discretionary, Industrials, and Communication Services were the primary contributors to relative performance. Conversely, selection in Information Technology, Health Care, and Materials were the primary detractors from the Fund’s relative performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
WCM Small Cap Growth Fund (Institutional Class/WCMLX)	8.03%	1.07%	7.18%
Russell 2000 Growth Index	13.01%	3.18%	8.93%
Russell 3000 Index	17.15%	13.15%	15.14%
[1]	Institutional Class shares commenced operations on October 30, 2019.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.wcminvest.com/fund/WCMLX for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$43,645,263
Total number of portfolio holdings	71
Total advisory fees paid (net)	$78,943
Portfolio turnover rate as of the end of the reporting period	89%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Applied Industrial Technologies, Inc.	2.9%
Evercore, Inc. - Class A	2.9%
SharkNinja, Inc.	2.7%
Kratos Defense & Security Solutions, Inc.	2.3%
Chefs' Warehouse, Inc.	2.1%
Novanta, Inc.	2.0%
Advanced Energy Industries, Inc.	2.0%
TopBuild Corp.	2.0%
Wingstop, Inc.	1.9%
Semtech Corp.	1.9%
Asset Allocation
Sector Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WCMLX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
WCM Small Cap Growth Fund - Institutional Class

WCM SMID Quality Value Fund
Investor Class/WCMJX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the WCM SMID Quality Value Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMJX. You can also request this information by contacting us at (888) 988-9801.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM SMID Quality Value Fund (Investor Class/WCMJX)	$106	1.10%
Management’s Discussion of Fund Performance
For the 2025 fiscal year, the WCM SMID Quality Value Fund’s Investor Class (WCMJX) returned -7.27%, underperforming the Russell 2500 Value index by ~-2,000 basis points. The Russell 2500 Value index returned 12.73% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months allocation contributed to the Fund’s relative performance while selection detracted.
From an allocation perspective, the primary contributors to relative performance were the Fund’s overweight exposure to Information Technology and Health Care and its underweight exposure to Real Estate and Consumer Staples. Conversely, the primary detractors from the Fund’s relative performance were its underweight exposure to Utilities and Financials. Information Technology, Utilities, and Health Care were the index’s three best performing sectors over the trailing 12 months while Consumer Staples, Real Estate, and Consumer Discretionary were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Real Estate contributed to relative performance. Conversely, selection in Information Technology, Industrials, Health Care, and Financials were the most significant detractors from the Fund’s relative performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
WCM SMID Quality Value Fund (Investor Class/WCMJX)	-7.27%	5.76%	5.38%
Russell 2500 Value Index	12.73%	10.02%	9.71%
Russell 3000 Index	17.15%	13.15%	15.14%
[1]	Investor Class shares commenced operations on October 30, 2019.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.wcminvest.com/fund/WCMJX for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,491,031
Total number of portfolio holdings	38
Total advisory fees paid (net)	$55,946
Portfolio turnover rate as of the end of the reporting period	39%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
MKS, Inc.	5.1%
Addus HomeCare Corp.	4.9%
Jones Lang LaSalle, Inc.	4.9%
API Group Corp.	4.7%
Ensign Group, Inc.	4.2%
Element Solutions, Inc.	4.0%
GoDaddy, Inc. - Class A	4.0%
Wyndham Hotels & Resorts, Inc.	4.0%
YETI Holdings, Inc.	3.9%
ICU Medical, Inc.	3.7%
Asset Allocation
Sector Allocation
Material Fund Changes
On January 13, 2026, the Board of Trustees of the Trust approved a Plan of Liquidation for the WCM SMID Quality Value Fund (the "Fund"). The Plan of Liquidation authorized the termination, liquidation, and dissolution of the Fund. At the close of business on January 23, 2026, the Fund made a liquidating distribution to each remaining shareholder equal to the value of the shareholder's proportionate interest in the net assets of the Fund, in complete redemption and cancellation of the Fund's shares held by the shareholder, and the Fund was dissolved.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus at https://www.wcminvest.com/fund/WCMJX or upon request at (888) 988-9801.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WCMJX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
WCM SMID Quality Value Fund - Investor Class

WCM SMID Quality Value Fund
Institutional Class/WCMFX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the WCM SMID Quality Value Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMFX. You can also request this information by contacting us at (888) 988-9801.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM SMID Quality Value Fund (Institutional Class/WCMFX)	$82	0.85%
Management’s Discussion of Fund Performance
For the 2025 fiscal year, the WCM SMID Quality Value Fund’s Institutional Class (WCMFX) returned -7.00%, underperforming the Russell 2500 Value index by ~-1,973 basis points. The Russell 2500 Value index returned 12.73% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months allocation contributed to the Fund’s relative performance while selection detracted.
From an allocation perspective, the primary contributors to relative performance were the Fund’s overweight exposure to Information Technology and Health Care and its underweight exposure to Real Estate and Consumer Staples. Conversely, the primary detractors from the Fund’s relative performance were its underweight exposure to Utilities and Financials. Information Technology, Utilities, and Health Care were the index’s three best performing sectors over the trailing 12 months while Consumer Staples, Real Estate, and Consumer Discretionary were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Real Estate contributed to relative performance. Conversely, selection in Information Technology, Industrials, Health Care, and Financials were the most significant detractors from the Fund’s relative performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
WCM SMID Quality Value Fund (Institutional Class/WCMFX)	-7.00%	6.06%	5.67%
Russell 2500 Value Index	12.73%	10.02%	9.71%
Russell 3000 Index	17.15%	13.15%	15.14%
[1]	Institutional Class shares commenced operations on October 30, 2019.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.wcminvest.com/fund/WCMFX for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,491,031
Total number of portfolio holdings	38
Total advisory fees paid (net)	$55,946
Portfolio turnover rate as of the end of the reporting period	39%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
MKS, Inc.	5.1%
Addus HomeCare Corp.	4.9%
Jones Lang LaSalle, Inc.	4.9%
API Group Corp.	4.7%
Ensign Group, Inc.	4.2%
Element Solutions, Inc.	4.0%
GoDaddy, Inc. - Class A	4.0%
Wyndham Hotels & Resorts, Inc.	4.0%
YETI Holdings, Inc.	3.9%
ICU Medical, Inc.	3.7%
Asset Allocation
Sector Allocation
Material Fund Changes
On January 13, 2026, the Board of Trustees of the Trust approved a Plan of Liquidation for the WCM SMID Quality Value Fund (the "Fund"). The Plan of Liquidation authorized the termination, liquidation, and dissolution of the Fund. At the close of business on January 23, 2026, the Fund made a liquidating distribution to each remaining shareholder equal to the value of the shareholder's proportionate interest in the net assets of the Fund, in complete redemption and cancellation of the Fund's shares held by the shareholder, and the Fund was dissolved.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's prospectus at https://www.wcminvest.com/fund/WCMFX or upon request at (888) 988-9801.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WCMFX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
WCM SMID Quality Value Fund - Institutional Class

WCM China Quality Growth Fund
Investor Class/WCQGX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the WCM China Quality Growth Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.wcminvest.com/fund/WCQGX. You can also request this information by contacting us at (888) 988-9801.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM China Quality Growth Fund (Investor Class/WCQGX)	$168	1.52%
Management’s Discussion of Fund Performance
For the 2025 fiscal year, the WCM China Quality Growth Fund’s Investor Class (WCQGX) returned 20.96%, underperforming the MSCI China All Shares index by ~-798 basis points. The MSCI China All Shares index returned 28.94% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months both allocation and selection detracted from the Fund’s relative performance.
From an allocation perspective, the primary contributors to relative performance were the Fund’s underweight exposure to Utilities, Financials, and Real Estate and overweight exposure to Communication Services. Conversely, the primary detractors from the Fund’s relative performance were its underweight exposure to Materials and overweight exposure to Industrials and Consumer Discretionary. Materials, Information Technology, and Communication Services were the index’s three best performing sectors over the trailing 12 months while Utilities, Consumer Staples, and Real Estate were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Communication Services and Industrials contributed to relative performance. Conversely, selection in Information Technology, Health Care, Consumer Discretionary, and Consumer Staples detracted from the Fund’s relative performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
WCM China Quality Growth Fund (Investor Class/WCQGX)	20.96%	-6.18%	3.11%
MSCI China All Shares Index	28.94%	-2.45%	4.77%
[1]	Investor Class shares commenced operations on March 31, 2020.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.wcminvest.com/fund/WCQGX for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,704,247
Total number of portfolio holdings	29
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	92%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Tencent Holdings, Ltd.	13.3%
Contemporary Amperex Technology Co., Ltd. - Class A	7.1%
DiDi Global, Inc. - ADR	6.7%
Wasion Holdings Ltd.	5.4%
Prosus N.V. - ADR	5.3%
Alibaba Group Holding Ltd.	5.2%
China Merchants Bank Co., Ltd. - Class H	4.9%
Shengyi Technology Co., Ltd. - Class A	4.8%
Meitu, Inc.	4.1%
Shenzhen Inovance Technology Co., Ltd. - Class A	3.7%
Sector Allocation
Country Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WCQGX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
WCM China Quality Growth Fund - Investor Class

WCM China Quality Growth Fund
Institutional Class/WCMCX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the WCM China Quality Growth Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMCX. You can also request this information by contacting us at (888) 988-9801.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM China Quality Growth Fund (Institutional Class/WCMCX)	$140	1.27%
Management’s Discussion of Fund Performance
For the 2025 fiscal year, the WCM China Quality Growth Fund’s Institutional Class (WCMCX) returned 21.19%, underperforming the MSCI China All Shares index by ~-775 basis points. The MSCI China All Shares index returned 28.94% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months both allocation and selection detracted from the Fund’s relative performance.
From an allocation perspective, the primary contributors to relative performance were the Fund’s underweight exposure to Utilities, Financials, and Real Estate and overweight exposure to Communication Services. Conversely, the primary detractors from the Fund’s relative performance were its underweight exposure to Materials and overweight exposure to Industrials and Consumer Discretionary. Materials, Information Technology, and Communication Services were the index’s three best performing sectors over the trailing 12 months while Utilities, Consumer Staples, and Real Estate were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Communication Services and Industrials contributed to relative performance. Conversely, selection in Information Technology, Health Care, Consumer Discretionary, and Consumer Staples detracted from the Fund’s relative performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
WCM China Quality Growth Fund (Institutional Class/WCMCX)	21.19%	-5.94%	3.37%
MSCI China All Shares Index	28.94%	-2.45%	4.77%
[1]	Institutional Class shares commenced operations on March 31, 2020.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.wcminvest.com/fund/WCMCX for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,704,247
Total number of portfolio holdings	29
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	92%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Tencent Holdings, Ltd.	13.3%
Contemporary Amperex Technology Co., Ltd. - Class A	7.1%
DiDi Global, Inc. - ADR	6.7%
Wasion Holdings Ltd.	5.4%
Prosus N.V. - ADR	5.3%
Alibaba Group Holding Ltd.	5.2%
China Merchants Bank Co., Ltd. - Class H	4.9%
Shengyi Technology Co., Ltd. - Class A	4.8%
Meitu, Inc.	4.1%
Shenzhen Inovance Technology Co., Ltd. - Class A	3.7%
Sector Allocation
Country Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WCMCX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
WCM China Quality Growth Fund - Institutional Class

WCM Focused
International Equity Fund
Investor Class/WLIVX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the WCM Focused International Equity Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.wcminvest.com/fund/WLIVX. You can also request this information by contacting us at (888) 988-9801.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused International Equity Fund (Investor Class/WLIVX)	$132	1.10%
Management’s Discussion of Fund Performance
For the 2025 fiscal year, the WCM Focused International Equity Fund’s Investor Class (WLIVX) returned 40.74%, outperforming the MSCI ACWI ex USA index by ~+836 basis points. The MSCI ACWI ex USA index returned 32.38% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months selection contributed to the Fund’s relative performance while allocation detracted.
From an allocation perspective, the primary contributors to relative performance were the Fund’s underweight exposure to Consumer Staples and Real Estate and overweight exposure to Industrials. Conversely, the Fund’s underweight exposure to Materials and Information Technology and overweight exposure to Health Care detracted. Materials, Financials, and Information Technology were the index’s three best performing sectors over the trailing 12 months while Health Care, Consumer Discretionary, and Consumer Staples were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Industrials, Information Technology, Communication Services, and Consumer Discretionary contributed to relative performance. Conversely, selection in Financials, Energy, and Consumer Staples detracted from the Fund’s relative performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
WCM Focused International Equity Fund (Investor Class/WLIVX)	40.74%	10.00%	14.64%
MSCI ACWI ex USA Index	32.38%	7.91%	11.54%
[1]	Investor Class shares commenced operations on June 29, 2020.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.wcminvest.com/fund/WLIVX for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$97,198,364
Total number of portfolio holdings	50
Total advisory fees paid (net)	$35,520
Portfolio turnover rate as of the end of the reporting period	31%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Rolls-Royce Holdings PLC	7.6%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	5.6%
Babcock International Group PLC	5.3%
Prosus N.V.	3.5%
Teva Pharmaceutical Industries Ltd. - ADR	3.1%
Siemens Energy A.G.	2.8%
Societe Generale S.A.	2.7%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP - ADR	2.6%
Brookfield Corp.	2.5%
Sony Group Corp. - ADR	2.4%
Sector Allocation
Country Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WLIVX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
WCM Focused International Equity Fund - Investor Class

WCM Focused
International Equity Fund
Institutional Class/WCMVX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the WCM Focused International Equity Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMVX. You can also request this information by contacting us at (888) 988-9801.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused International Equity Fund (Institutional Class/WCMVX)	$102	0.85%
Management’s Discussion of Fund Performance
For the 2025 fiscal year, the WCM Focused International Equity Fund’s Institutional Class (WCMVX) returned 41.03%, outperforming the MSCI ACWI ex USA index by ~+865 basis points. The MSCI ACWI ex USA index returned 32.38% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months selection contributed to the Fund’s relative performance while allocation detracted.
From an allocation perspective, the primary contributors to relative performance were the Fund’s underweight exposure to Consumer Staples and Real Estate and overweight exposure to Industrials. Conversely, the Fund’s underweight exposure to Materials and Information Technology and overweight exposure to Health Care detracted. Materials, Financials, and Information Technology were the index’s three best performing sectors over the trailing 12 months while Health Care, Consumer Discretionary, and Consumer Staples were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Industrials, Information Technology, Communication Services, and Consumer Discretionary contributed to relative performance. Conversely, selection in Financials, Energy, and Consumer Staples detracted from the Fund’s relative performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
WCM Focused International Equity Fund (Institutional Class/WCMVX)	41.03%	10.28%	14.92%
MSCI ACWI ex USA Index	32.38%	7.91%	11.54%
[1]	Institutional Class shares commenced operations on June 29, 2020.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.wcminvest.com/fund/WCMVX for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$97,198,364
Total number of portfolio holdings	50
Total advisory fees paid (net)	$35,520
Portfolio turnover rate as of the end of the reporting period	31%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Rolls-Royce Holdings PLC	7.6%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	5.6%
Babcock International Group PLC	5.3%
Prosus N.V.	3.5%
Teva Pharmaceutical Industries Ltd. - ADR	3.1%
Siemens Energy A.G.	2.8%
Societe Generale S.A.	2.7%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP - ADR	2.6%
Brookfield Corp.	2.5%
Sony Group Corp. - ADR	2.4%
Sector Allocation
Country Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WCMVX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
WCM Focused International Equity Fund - Institutional Class

WCM Focused
International Opportunities Fund
Investor Class/WCFOX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the WCM Focused International Opportunities Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.wcminvest.com/fund/WCFOX. You can also request this information by contacting us at (888) 988-9801.
This report describes the changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused International Opportunities Fund (Investor Class/WCFOX)	$152	1.31%
Management’s Discussion of Fund Performance
For the 2025 fiscal year, the WCM Focused International Opportunities Fund’s Investor Class (WCFOX) returned 31.45%, underperforming the MSCI ACWI ex USA index by ~-93 basis points. The MSCI ACWI ex USA index returned 32.38% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months selection contributed to the Fund’s relative performance while allocation detracted.
From an allocation perspective, the primary contributors to relative performance were the Fund’s underweight exposure to Health Care, Consumer Staples and Real Estate and overweight exposure to Industrials. Conversely, the primary detractors from the Fund’s relative performance were its overweight exposure to Information Technology and underweight exposure to Financials and Materials. Materials, Financials, and Information Technology were the index’s three best performing sectors over the trailing 12 months while Health Care, Consumer Discretionary, and Consumer Staples were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Industrials, Materials, and Health Care were the primary contributors to relative performance. Conversely, selection in Financials, Consumer Discretionary, Information Technology, and Energy detracted from the Fund’s relative performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
WCM Focused International Opportunities Fund (Investor Class/WCFOX)	31.45%	5.92%
MSCI ACWI ex USA Index	32.38%	7.49%
[1]	Investor Class shares commenced operations on March 30, 2021.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.wcminvest.com/fund/WCFOX for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$51,239,235
Total number of portfolio holdings	55
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	112%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Siemens Energy A.G.	4.4%
Rolls-Royce Holdings PLC	3.7%
Babcock International Group PLC	3.1%
Philip Morris International, Inc.	3.1%
Sea Ltd. - ADR	2.9%
Novo Nordisk A/S - Class B	2.5%
SK hynix, Inc.	2.5%
Heidelberg Materials A.G.	2.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.4%
Sartorius Stedim Biotech	2.4%
Sector Allocation
Country Allocation
Material Fund Changes
Effective April 1, 2025 (the “Effective Date”), WCM Investment Management, LLC (the “Advisor”) has agreed to reduce the limit on the total annual fund operating expenses from 1.50% to 1.25% of the average daily net assets of the Fund.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's prospectus at https://www.wcminvest.com/fund/WCFOX or upon request at (888) 988-9801.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WCFOX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
WCM Focused International Opportunities Fund - Investor Class

WCM Focused
International Opportunities Fund
Institutional Class/WCMOX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the WCM Focused International Opportunities Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMOX. You can also request this information by contacting us at (888) 988-9801.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused International Opportunities Fund (Institutional Class/WCMOX)	$123	1.06%
Management’s Discussion of Fund Performance
For the 2025 fiscal year, the WCM Focused International Opportunities Fund’s Institutional Class (WCMOX) returned 31.80%, underperforming the MSCI ACWI ex USA index by ~-58 basis points. The MSCI ACWI ex USA index returned 32.38% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months selection contributed to the Fund’s relative performance while allocation detracted.
From an allocation perspective, the primary contributors to relative performance were the Fund’s underweight exposure to Health Care, Consumer Staples and Real Estate and overweight exposure to Industrials. Conversely, the primary detractors from the Fund’s relative performance were its overweight exposure to Information Technology and underweight exposure to Financials and Materials. Materials, Financials, and Information Technology were the index’s three best performing sectors over the trailing 12 months while Health Care, Consumer Discretionary, and Consumer Staples were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Industrials, Materials, and Health Care were the primary contributors to relative performance. Conversely, selection in Financials, Consumer Discretionary, Information Technology, and Energy detracted from the Fund’s relative performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
WCM Focused International Opportunities Fund (Institutional Class/WCMOX)	31.80%	6.21%
MSCI ACWI ex USA Index	32.38%	7.49%
[1]	Institutional Class shares commenced operations on March 30, 2021.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.wcminvest.com/fund/WCMOX for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$51,239,235
Total number of portfolio holdings	55
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	112%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Siemens Energy A.G.	4.4%
Rolls-Royce Holdings PLC	3.7%
Babcock International Group PLC	3.1%
Philip Morris International, Inc.	3.1%
Sea Ltd. - ADR	2.9%
Novo Nordisk A/S - Class B	2.5%
SK hynix, Inc.	2.5%
Heidelberg Materials A.G.	2.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.4%
Sartorius Stedim Biotech	2.4%
Sector Allocation
Country Allocation
Material Fund Changes
Effective April 1, 2025 (the “Effective Date”), WCM Investment Management, LLC (the “Advisor”) has agreed to reduce the limit on the total annual fund operating expenses from 1.25% to 1.00% of the average daily net assets of the Fund.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's prospectus at https://www.wcminvest.com/fund/WCMOX or upon request at (888) 988-9801.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WCMOX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
WCM Focused International Opportunities Fund - Institutional Class

WCM Mid Cap Quality Value Fund
Investor Class/WMIDX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the WCM Mid Cap Quality Value Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.wcminvest.com/fund/WMIDX. You can also request this information by contacting us at (888) 988-9801.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Mid Cap Quality Value Fund (Investor Class/WMIDX)	$95	0.99%
Management’s Discussion of Fund Performance
For the 2025 fiscal year, the WCM Mid Cap Quality Value Fund’s Investor Class (WMQVX) returned -7.47%, underperforming the Russell Midcap Value index by ~-1,852 basis points. The Russell Midcap Value index returned 11.05% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months allocation contributed to the Fund’s relative performance while selection detracted.
From an allocation perspective, the primary contributors to relative performance were the Fund’s overweight exposure to Information Technology and Industrials and underweight exposure to Consumer Staples and Energy. Conversely, the Fund’s underweight exposure to Communication Services, Financials, and Utilities detracted. Information Technology, Communication Services, and Financials were the index’s three best performing sectors over the trailing 12 months while Consumer Staples, Real Estate, and Health Care were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Real Estate contributed to relative performance. Conversely, selection in Information Technology, Industrials, Consumer Discretionary, Financials, Health Care, and Materials detracted from the Fund’s relative performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
WCM Mid Cap Quality Value Fund (Investor Class/WMIDX)	-7.47%	5.60%
Russell Midcap Value Index	11.05%	9.91%
Russell 3000 Index	17.15%	17.41%
[1]	Investor Class shares commenced operations on July 28, 2022.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.wcminvest.com/fund/WMIDX for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$4,485,364
Total number of portfolio holdings	34
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	66%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Jones Lang LaSalle, Inc.	5.4%
MKS, Inc.	4.5%
Brown & Brown, Inc.	4.0%
Element Solutions, Inc.	3.9%
API Group Corp.	3.9%
Markel Group, Inc.	3.8%
Ensign Group, Inc.	3.8%
GoDaddy, Inc. - Class A	3.7%
Wyndham Hotels & Resorts, Inc.	3.2%
Masco Corp.	3.1%
Asset Allocation
Sector Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WMIDX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
WCM Mid Cap Quality Value Fund - Investor Class

WCM Mid Cap Quality Value Fund
Institutional Class/WCMAX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the WCM Mid Cap Quality Value Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMAX. You can also request this information by contacting us at (888) 988-9801.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Mid Cap Quality Value Fund (Institutional Class/WCMAX)	$72	0.75%
Management’s Discussion of Fund Performance
For the 2025 fiscal year, the WCM Mid Cap Quality Value Fund’s Institutional Class (WCMAX) returned -7.23%, underperforming the Russell Midcap Value index by ~-1,828 basis points. The Russell Midcap Value index returned 11.05% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months allocation contributed to the Fund’s relative performance while selection detracted.
From an allocation perspective, the primary contributors to relative performance were the Fund’s overweight exposure to Information Technology and Industrials and underweight exposure to Consumer Staples and Energy. Conversely, the Fund’s underweight exposure to Communication Services, Financials, and Utilities detracted. Information Technology, Communication Services, and Financials were the index’s three best performing sectors over the trailing 12 months while Consumer Staples, Real Estate, and Health Care were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Real Estate contributed to relative performance. Conversely, selection in Information Technology, Industrials, Consumer Discretionary, Financials, Health Care, and Materials detracted from the Fund’s relative performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
WCM Mid Cap Quality Value Fund (Institutional Class/WCMAX)	-7.23%	5.87%
Russell Midcap Value Index	11.05%	9.91%
Russell 3000 Index	17.15%	17.41%
[1]	Institutional Class shares commenced operations on July 28, 2022.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.wcminvest.com/fund/WCMAX for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$4,485,364
Total number of portfolio holdings	34
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	66%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Jones Lang LaSalle, Inc.	5.4%
MKS, Inc.	4.5%
Brown & Brown, Inc.	4.0%
Element Solutions, Inc.	3.9%
API Group Corp.	3.9%
Markel Group, Inc.	3.8%
Ensign Group, Inc.	3.8%
GoDaddy, Inc. - Class A	3.7%
Wyndham Hotels & Resorts, Inc.	3.2%
Masco Corp.	3.1%
Asset Allocation
Sector Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WCMAX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
WCM Mid Cap Quality Value Fund - Institutional Class

WCM Mid Cap Quality Value Fund
Class Y/WMVYX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the WCM Mid Cap Quality Value Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.wcminvest.com/fund/WMVYX. You can also request this information by contacting us at (888) 988-9801.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Mid Cap Quality Value Fund (Class Y/WMVYX)	$64	0.66%
Management’s Discussion of Fund Performance
For the 2025 fiscal year, the WCM Mid Cap Quality Value Fund’s Y Class (WMVYX) returned -7.14%, underperforming the Russell Midcap Value index by ~-1,819 basis points. The Russell Midcap Value index returned 11.05% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months allocation contributed to the Fund’s relative performance while selection detracted.
From an allocation perspective, the primary contributors to relative performance were the Fund’s overweight exposure to Information Technology and Industrials and underweight exposure to Consumer Staples and Energy. Conversely, the Fund’s underweight exposure to Communication Services, Financials, and Utilities detracted. Information Technology, Communication Services, and Financials were the index’s three best performing sectors over the trailing 12 months while Consumer Staples, Real Estate, and Health Care were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Real Estate contributed to relative performance. Conversely, selection in Information Technology, Industrials, Consumer Discretionary, Financials, Health Care, and Materials detracted from the Fund’s relative performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
WCM Mid Cap Quality Value Fund (Class Y/WMVYX)[2]	-7.14%	6.15%
Russell Midcap Value Index	11.05%	9.91%
Russell 3000 Index	17.15%	17.41%
[1]	Class Y shares commenced operations on November 29, 2024.
[2]
The performance figures for Class Y shares include the performance for the Institutional Class shares for the periods prior to the inception date of Class Y shares, adjusted for the difference in expenses related to Institutional Class shares and Class Y shares. Institutional Class shares impose higher expenses than Class Y shares.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.wcminvest.com/fund/WMVYX for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$4,485,364
Total number of portfolio holdings	34
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	66%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Jones Lang LaSalle, Inc.	5.4%
MKS, Inc.	4.5%
Brown & Brown, Inc.	4.0%
Element Solutions, Inc.	3.9%
API Group Corp.	3.9%
Markel Group, Inc.	3.8%
Ensign Group, Inc.	3.8%
GoDaddy, Inc. - Class A	3.7%
Wyndham Hotels & Resorts, Inc.	3.2%
Masco Corp.	3.1%
Asset Allocation
Sector Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WMVYX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
WCM Mid Cap Quality Value Fund - Class Y

WCM Focused
Emerging Markets ex China Fund
Investor Class/WCFEX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the WCM Focused Emerging Markets ex China Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.wcminvest.com/fund/WCFEX. You can also request this information by contacting us at (888) 988-9801.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused Emerging Markets ex China Fund (Investor Class/WCFEX)	$179	1.50%
Management’s Discussion of Fund Performance
For the 2025 fiscal year, the Focused Emerging Markets ex China Fund’s Investor Class (WCFEX) returned 39.15%, outperforming the MSCI Emerging Markets ex China index by ~+454 basis points. The MSCI Emerging Markets ex China index returned 34.61% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months selection contributed to the Fund’s relative performance while selection detracted.
From a sector allocation perspective, the primary contributors to relative performance were the Fund’s underweight exposure to Consumer Staples, Energy, and Health Care and overweight exposure to Industrials. Conversely, the Fund’s underweight exposure to Information Technology and Materials and overweight exposure to Utilities and Financials detracted. Information Technology, Materials, and Industrials were the index’s three best performing sectors over the trailing 12 months while Health Care, Real Estate, and Consumer Staples were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Information Technology, Industrials, and Utilities were the primary contributors to relative performance. Conversely, selection in Financials, Communication Services, and Health Care detracted from the Fund’s relative performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
WCM Focused Emerging Markets ex China Fund (Investor Class/WCFEX)	39.15%	26.76%
MSCI Emerging Markets ex China Index	34.61%	18.60%
[1]	Investor Class shares commenced operations on December 29, 2022.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.wcminvest.com/fund/WCFEX for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$27,557,871
Total number of portfolio holdings	46
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	66%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.

Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.2%
SK hynix, Inc.	4.8%
Sea Ltd. - ADR	4.3%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	4.2%
Federal Bank, Ltd.	4.1%
Lite-On Technology Corp.	3.3%
Bizlink Holding, Inc.	3.3%
Meesho Ltd.	3.3%
Inter & Co., Inc. - Class A	2.7%
SK Square Co., Ltd.	2.6%

Sector Allocation

Country Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WCFEX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
WCM Focused Emerging Markets ex China Fund - Investor Class

WCM Focused
Emerging Markets ex China Fund
Institutional Class/WCMWX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the WCM Focused Emerging Markets ex China Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMWX. You can also request this information by contacting us at (888) 988-9801.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused Emerging Markets ex China Fund (Institutional Class/WCMWX)	$150	1.25%
Management’s Discussion of Fund Performance
For the 2025 fiscal year, the Focused Emerging Markets ex China Fund’s Institutional Class (WCMWX) returned 39.49%, outperforming the MSCI Emerging Markets ex China index by ~+488 basis points. The MSCI Emerging Markets ex China index returned 34.61% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months selection contributed to the Fund’s relative performance while selection detracted.
From a sector allocation perspective, the primary contributors to relative performance were the Fund’s underweight exposure to Consumer Staples, Energy, and Health Care and overweight exposure to Industrials. Conversely, the Fund’s underweight exposure to Information Technology and Materials and overweight exposure to Utilities and Financials detracted. Information Technology, Materials, and Industrials were the index’s three best performing sectors over the trailing 12 months while Health Care, Real Estate, and Consumer Staples were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Information Technology, Industrials, and Utilities were the primary contributors to relative performance. Conversely, selection in Financials, Communication Services, and Health Care detracted from the Fund’s relative performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
WCM Focused Emerging Markets ex China Fund (Institutional Class/WCMWX)	39.49%	27.07%
MSCI Emerging Markets ex China Index	34.61%	18.60%
[1]	Institutional Class shares commenced operations on December 29, 2022.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.wcminvest.com/fund/WCMWX for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$27,557,871
Total number of portfolio holdings	46
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	66%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.

Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.2%
SK hynix, Inc.	4.8%
Sea Ltd. - ADR	4.3%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	4.2%
Federal Bank, Ltd.	4.1%
Lite-On Technology Corp.	3.3%
Bizlink Holding, Inc.	3.3%
Meesho Ltd.	3.3%
Inter & Co., Inc. - Class A	2.7%
SK Square Co., Ltd.	2.6%

Sector Allocation

Country Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WCMWX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
WCM Focused Emerging Markets ex China Fund - Institutional Class

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-888-988-9801.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. William H. Young is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

		FYE 12/31/2025	FYE 12/31/2024
(a)	Audit Fees	$181,000	$193,600
(b)	Audit-Related Fees	N/A	N/A
(c)	Tax Fees	$29,000	$31,900
(d)	All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2025	FYE 12/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)	All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

		FYE 12/31/2025	FYE 12/31/2024
(g)	Registrant Non-Audit Related Fees	N/A	N/A
(h)	Registrant’s Investment Advisor	N/A	N/A

(i)	Not applicable.
(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

WCM Focused International Growth Fund Investor Class Shares – WCMRX Institutional Class Shares – WCMIX	WCM China Quality Growth Fund Investor Class Shares – WCQGX Institutional Class Shares – WCMCX
WCM Focused Emerging Markets Fund Investor Class Shares – WFEMX Institutional Class Shares – WCMEX	WCM Focused International Equity Fund Investor Class Shares – WLIVX Institutional Class Shares – WCMVX
WCM International Small Cap Growth Fund Institutional Class Shares – WCMSX	WCM Focused International Opportunities Fund Investor Class Shares – WCFOX Institutional Class Shares – WCMOX
WCM Small Cap Growth Fund Investor Class Shares – WCMNX Institutional Class Shares – WCMLX	WCM Mid Cap Quality Value Fund Investor Class Shares – WMIDX Institutional Class Shares – WCMAX Class Y Shares – WMVYX
WCM SMID Quality Value Fund Investor Class Shares – WCMJX Institutional Class Shares – WCMFX	WCM Focused Emerging Markets ex China Fund Investor Class Shares – WCFEX Institutional Class Shares – WCMWX

ANNUAL FINANCIALS AND OTHER INFORMATION

DECEMBER 31, 2025

WCM Funds

Each a series of Investment Managers Series Trust

Table of Contents

Schedule of Investments
WCM Focused International Growth Fund	1
WCM Focused Emerging Markets Fund	4
WCM International Small Cap Growth Fund	7
WCM Small Cap Growth Fund	11
WCM SMID Quality Value Fund	14
WCM China Quality Growth Fund	16
WCM Focused International Equity Fund	18
WCM Focused International Opportunities Fund	21
WCM Mid Cap Quality Value Fund	25
WCM Focused Emerging Markets ex China Fund	27
Statements of Assets and Liabilities	30
Statements of Operations	35
Statements of Changes in Net Assets	39
Financial Highlights	49
Notes to Financial Statements	69
Report of Independent Registered Public Accounting Firm	97
Supplemental Information	99

This report and the financial statements contained herein are provided for the general information of the shareholders of the WCM Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective shareholder report and prospectus.

www.wcminvestfunds.com

WCM Focused International Growth Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2025

Number of Shares		Value
	COMMON STOCKS — 96.4%
	ARGENTINA — 1.9%
189,200	MercadoLibre, Inc.*	$381,097,992

	BERMUDA — 2.3%
4,880,020	Arch Capital Group Ltd.*	468,091,518

	BRAZIL — 2.2%
26,276,040	NU Holdings, Ltd. - Class A*	439,860,910

	CANADA — 7.1%
8,600,370	Canadian Natural Resources Ltd.	291,294,770
6,218,040	Canadian Pacific Kansas City Ltd.	457,834,285
2,527,670	Shopify, Inc.*	406,879,040
1,528,450	Waste Connections, Inc.	268,028,992
		1,424,037,087
	CHINA — 2.7%
7,015,300	Tencent Holdings, Ltd.	538,378,912

	DENMARK — 1.3%
5,086,170	Novo Nordisk A/S - Class B	257,960,776

	FRANCE — 3.5%
2,023,970	Safran S.A.	704,999,011

	GERMANY — 13.2%
1,123,860	Deutsche Boerse A.G.	295,381,024
161,070	Rheinmetall A.G.	293,861,832
2,543,270	SAP S.E.	617,948,256
10,365,990	Siemens Energy A.G.*	1,454,262,268
		2,661,453,380
	INDIA — 1.9%
12,704,100	ICICI Bank Ltd. - ADR	378,582,180

	IRELAND — 5.4%
755,250	Aon PLC - Class A	266,512,620
6,239,240	Experian PLC	281,293,936
1,971,980	Seagate Technology Holdings PLC	543,063,572
		1,090,870,128
	ISRAEL — 1.8%
1,405,770	Monday.com, Ltd.*	207,435,421

1

WCM Focused International Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025

Number of Shares		Value
	COMMON STOCKS (Continued)
	ISRAEL (Continued)
4,583,391	Teva Pharmaceutical Industries Ltd. - ADR*	$143,047,633
		350,483,054
	ITALY — 1.4%
773,290	Ferrari N.V.	287,372,067

	JAPAN — 5.4%
27,149,000	Mitsubishi Heavy Industries, Ltd.	662,773,316
6,257,300	Nintendo Co., Ltd.	422,458,905
		1,085,232,221
	NETHERLANDS — 7.7%
278,090	Adyen N.V.*	448,450,928
560,950	ASM International N.V.	339,604,101
704,940	ASML Holding N.V.	754,187,108
		1,542,242,137
	SINGAPORE — 3.8%
6,042,320	Sea Ltd. - ADR*	770,818,762

	SOUTH KOREA — 2.1%
17,735,540	Coupang, Inc.*	418,381,389

	SWEDEN — 2.6%
900,090	Spotify Technology S.A.*	522,691,264

	SWITZERLAND — 2.4%
10,566,790	UBS Group A.G.	487,917,293

	TAIWAN — 6.5%
26,758,000	Taiwan Semiconductor Manufacturing Co., Ltd.	1,315,350,655

	UNITED KINGDOM — 15.8%
11,072,440	3i Group PLC	485,491,944
2,528,620	AstraZeneca PLC	467,924,215
35,017,880	BAE Systems PLC	805,902,123
746,780	Linde PLC	318,419,524
70,619,630	Rolls-Royce Holdings PLC	1,092,134,149
		3,169,871,955
	UNITED STATES — 5.4%
1,704,150	Ferguson Enterprises, Inc.	379,394,915

2

WCM Focused International Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
4,415,000	Philip Morris International, Inc.	$708,166,000
		1,087,560,915
	TOTAL COMMON STOCKS
	(Cost $12,948,757,541)	19,383,253,606

Principal Amount
	BANK DEPOSIT INVESTMENTS — 3.5%
$700,319,062	UMB Bank, Money Market Special II, 3.43%[1]	700,319,062
	TOTAL BANK DEPOSIT INVESTMENTS
	(Cost $700,319,062)	700,319,062

	TOTAL INVESTMENTS — 99.9%
	(Cost $13,649,076,603)	20,083,572,668
	Other Assets in Excess of Liabilities — 0.1%	29,980,900
	TOTAL NET ASSETS — 100.0%	$20,113,553,568

ADR – American Depository Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

3

WCM Focused Emerging Markets Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2025

Number of Shares		Value
	COMMON STOCKS — 97.3%
	BRAZIL — 10.5%
1,056,944	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	$25,728,264
2,900,103	Inter & Co., Inc. - Class A	24,592,874
566,049	NU Holdings, Ltd. - Class A*	9,475,660
1,793,879	PRIO S.A.*	13,559,340
1,170,947	TOTVS S.A.	8,991,834
1,858,177	Vivara Participacoes S.A.	11,271,543
		93,619,515
	CANADA — 1.2%
35,816	Celestica, Inc.*	10,587,568

	CHINA — 21.3%
1,063,153	Alibaba Group Holding Ltd.	19,520,518
638,291	BYD Co., Ltd. - Class A	8,925,196
2,013,208	Chongqing Baiya Sanitary Products Co., Ltd. - Class A	6,291,815
418,859	Contemporary Amperex Technology Co., Ltd. - Class A	22,024,514
4,226,526	DiDi Global, Inc. - ADR*	22,316,057
23,988,160	Meitu, Inc.*	21,600,039
376,578	Meituan - Class B*	4,990,487
1,285,446	Melco Resorts & Entertainment Ltd. - ADR*	9,730,826
61,257	PDD Holdings, Inc. - ADR*	6,945,931
243,736	Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	6,646,485
714,714	Tencent Holdings, Ltd.	54,849,678
3,154,739	Wasion Holdings Ltd.	6,964,812
		190,806,358
	GREECE — 2.7%
2,949,132	Piraeus Bank S.A.*	23,547,306

	INDIA — 10.5%
9,615,770	Federal Bank, Ltd.	28,606,668
1,168,743	ICICI Bank Ltd.	17,492,088
3,146,644	Meesho Ltd.*	6,309,434
8,078,343	NHPC Ltd.	7,124,745
570,836	Phoenix Mills Ltd.	11,786,822
1,247,433	Shriram Finance Ltd.	13,843,562
2,367,713	Tata Capital Ltd.*	9,005,431
		94,168,750
	INDONESIA — 1.8%
18,681,952	Bank Central Asia Tbk P.T.	9,021,453
22,183,190	Bank Mandiri Persero Tbk P.T.	6,764,392
		15,785,845

4

WCM Focused Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025

Number of Shares		Value
	COMMON STOCKS (Continued)
	KAZAKHSTAN — 0.5%
60,039	Kaspi.KZ JSC - ADR	$4,690,847

	MEXICO — 3.9%
1,898,711	Cemex S.A.B. de C.V. - ADR	21,816,189
504,146	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B	13,243,999
		35,060,188
	PERU — 2.7%
83,873	Credicorp Ltd.	24,071,551

	POLAND — 0.2%
89,921	XTB S.A.	1,794,986

	RUSSIA — 0.0%
15,336,645	Moscow Exchange MICEX-RTS PJSC*,1	—

	SAUDI ARABIA — 0.8%
188,723	Bupa Arabia for Cooperative Insurance Co.	6,991,964

	SINGAPORE — 4.1%
288,884	Sea Ltd. - ADR*	36,852,932

	SOUTH AFRICA — 2.8%
58,360	Capitec Bank Holdings Ltd.	14,649,583
2,465,888	OUTsurance Group, Ltd.	10,670,624
		25,320,207
	SOUTH KOREA — 12.9%
520,487	Coupang, Inc.*	12,278,288
123,605	Coway Co., Ltd.	7,440,754
119,220	HD Hyundai Marine Solution Co., Ltd.	15,975,122
58,930	Hyundai Rotem Co., Ltd.	7,685,682
212,614	Samsung Electronics Co., Ltd.	13,197,124
284,294	Shinhan Financial Group Co., Ltd.	15,138,592
41,036	SK hynix, Inc.	18,584,309
62,574	SK Square Co., Ltd.*	15,934,993
107,963	ST Pharm Co., Ltd.	8,923,786
		115,158,650
	TAIWAN — 21.4%
529,069	Bizlink Holding, Inc.	25,560,038
5,250,370	Lite-On Technology Corp.	27,314,106
245,997	MediaTek, Inc.	11,169,541

5

WCM Focused Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025

Number of Shares		Value
	COMMON STOCKS (Continued)
	TAIWAN (Continued)
2,591,710	Taiwan Semiconductor Manufacturing Co., Ltd.	$127,401,429
		191,445,114
	TOTAL COMMON STOCKS
	(Cost $644,469,560)	869,901,781

Principal Amount
	BANK DEPOSIT INVESTMENTS — 3.2%
$28,878,607	UMB Bank, Money Market Special II, 3.43%[2]	28,878,607
	TOTAL BANK DEPOSIT INVESTMENTS
	(Cost $28,878,607)	28,878,607

	TOTAL INVESTMENTS — 100.5%
	(Cost $673,348,167)	898,780,388
	Liabilities in Excess of Other Assets — (0.5)%	(4,309,299)
	TOTAL NET ASSETS — 100.0%	$894,471,089

ADR – American Depository Receipt

JSC – Joint Stock Company

PJSC – Public Joint Stock Company

*	Non-income producing security.
[1]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

6

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2025

Number of Shares		Value
	COMMON STOCKS — 98.5%
	AUSTRALIA — 7.0%
187,047	Domino's Pizza Enterprises, Ltd.	$2,615,488
749,308	Generation Development Group, Ltd.	2,935,077
57,884	HUB24, Ltd.	3,703,297
309,472	Lynas Rare Earths, Ltd.*	2,538,063
285,859	Neuren Pharmaceuticals, Ltd.*	3,530,917
328,713	PEXA Group, Ltd.*	2,942,294
2,012,280	Superloop, Ltd.*	3,475,866
		21,741,002
	AUSTRIA — 1.7%
35,548	BAWAG Group A.G.*	5,354,141

	BRAZIL — 4.1%
355,200	Embraer S.A.	5,743,042
377,248	Inter & Co., Inc. - Class A	3,199,063
112,859	PRIO S.A.*	853,064
408,500	TOTVS S.A.	3,136,917
		12,932,086
	CANADA — 8.2%
306,572	5N Plus, Inc.*	3,957,785
116,509	Definity Financial Corp.	6,445,088
39,719	Descartes Systems Group, Inc.*	3,484,311
157,341	MDA Space, Ltd.*	3,053,741
224,316	PrairieSky Royalty, Ltd.	4,417,355
341,056	Secure Waste Infrastructure Corp.	4,291,153
		25,649,433
	CHINA — 2.1%
1,718,982	Harbin Electric Co., Ltd. - Class H	3,684,347
3,123,500	Meitu, Inc.*	2,812,543
		6,496,890
	DENMARK — 2.8%
122,265	ALK-Abello A/S*	4,375,497
35,666	NKT A/S*	4,453,827
		8,829,324
	FRANCE — 2.3%
35,216	Exail Technologies S.A.*	3,358,549
64,715	Exosens SAS	3,678,571
		7,037,120

7

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025

Number of Shares		Value
	COMMON STOCKS (Continued)
	GERMANY — 4.9%
603	AlzChem Group A.G.	$108,924
123,654	Auto1 Group S.E.*	3,920,816
138,734	Nordex S.E.*	4,702,494
67,060	Scout24 S.E.	6,735,648
		15,467,882
	GREECE — 1.9%
757,155	Piraeus Bank S.A.*	6,045,494

	INDIA — 4.4%
73,441	Cartrade Tech, Ltd.*	2,311,156
1,280,529	Federal Bank, Ltd.	3,809,541
79,636	Godfrey Phillips India, Ltd.	2,446,678
20,550	Multi Commodity Exchange of India, Ltd.	2,549,367
450,980	Triveni Turbine, Ltd.	2,702,655
		13,819,397
	INDONESIA — 0.9%
20,516,400	Bank Syariah Indonesia Tbk P.T.	2,736,175

	IRELAND — 1.0%
24,510	Cosmo Pharmaceuticals N.V.	3,228,215

	ISRAEL — 1.4%
38,223	Tower Semiconductor, Ltd.*	4,488,145

	ITALY — 8.8%
170,044	Avio S.p.A.	5,800,341
84,061	Buzzi S.p.A.	5,081,694
193,589	Cementir Holding N.V.	4,247,332
325,079	Lottomatica Group S.p.A.	8,519,599
69,922	SOL S.p.A.	4,022,426
		27,671,392
	JAPAN — 13.2%
80,300	77 Bank, Ltd.	3,866,825
57,800	Furukawa Electric Co., Ltd.	3,685,465
142,700	Integral Corp.	3,018,526
60,591	Japan Steel Works, Ltd.	2,984,040
200,600	Lifedrink Co., Inc.	2,221,984
507,400	Rakus Co., Ltd.	3,368,257
101,100	Rakuten Bank, Ltd.*	4,463,454
28,400	Shibaura Mechatronics Corp.	3,431,881

8

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
57,400	Sinfonia Technology Co., Ltd.	$3,327,239
467,594	Timee, Inc.*	3,783,360
109,800	Toyo Tire Corp.	3,047,290
191,000	Yonex Co., Ltd.	4,045,620
		41,243,941
	MEXICO — 2.0%
203,266	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	2,748,931
71,122	Vista Energy S.A.B. de C.V. - ADR*	3,460,796
		6,209,727
	NORWAY — 1.3%
79,222	Protector Forsikring ASA	4,103,340

	SOUTH KOREA — 2.2%
18,297	APR Corp.*	2,933,779
3,103	Hyosung Heavy Industries Corp.	3,833,268
		6,767,047
	SPAIN — 1.2%
37,376	Grenergy Renovables S.A.*	3,770,201

	SWEDEN — 4.4%
402,637	Apotea A.B.*	4,023,457
104,070	BoneSupport Holding A.B.*	2,116,156
80,423	MIPS A.B.	3,068,835
186,117	RaySearch Laboratories A.B.	4,577,510
		13,785,958
	SWITZERLAND — 2.7%
96,440	Kuros Biosciences A.G.*	3,318,870
110,025	SMG Swiss Marketplace Group A.G.*,1	5,031,342
		8,350,212
	TAIWAN — 5.4%
97,000	Bizlink Holding, Inc.	4,686,200
565,000	E Ink Holdings, Inc.	3,549,861
57,000	Jentech Precision Industrial Co., Ltd.	4,970,088
717,000	Lite-On Technology Corp.	3,730,063
		16,936,212
	UNITED KINGDOM — 13.6%
506,098	Ashtead Technology Holdings PLC	2,098,612
401,207	Babcock International Group PLC	6,685,756

9

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
1,979,119	Baltic Classifieds Group PLC	$5,415,301
277,684	Burberry Group PLC*	4,721,564
89,947	Cranswick PLC	6,007,378
100,905	Genus PLC	3,521,406
671,512	Melrose Industries PLC	5,295,975
499,310	Shawbrook Group PLC*	3,270,854
264,664	St. James's Place PLC	4,915,744
343,318	Trustpilot Group PLC*	760,769
		42,693,359
	UNITED STATES — 1.0%
140,980	Life360, Inc.*	3,133,416
	TOTAL COMMON STOCKS
	(Cost $269,802,986)	308,490,109
	SHORT-TERM INVESTMENTS — 2.0%
6,423,915	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 3.59%[2]	6,423,915
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $6,423,915)	6,423,915

	TOTAL INVESTMENTS — 100.5%
	(Cost $276,226,901)	314,914,024
	Liabilities in Excess of Other Assets — (0.5)%	(1,608,943)
	TOTAL NET ASSETS — 100.0%	$313,305,081

ADR – American Depository Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $5,031,342, which represents 1.61% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

10

WCM Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2025

Number of Shares		Value
	COMMON STOCKS — 96.9%
	CONSUMER DISCRETIONARY — 12.8%
12,235	Black Rock Coffee Bar, Inc. - Class A*	$272,229
3,386	Boot Barn Holdings, Inc.*	597,527
5,724	Churchill Downs, Inc.	651,277
6,040	Planet Fitness, Inc. - Class A*	655,159
3,726	RH*	667,513
10,612	SharkNinja, Inc.*	1,187,483
4,511	Texas Roadhouse, Inc.	748,826
3,462	Wingstop, Inc.	825,652
		5,605,666
	CONSUMER STAPLES — 3.5%
14,625	Chefs' Warehouse, Inc.*	911,576
6,868	Performance Food Group Co.*	617,571
		1,529,147
	FINANCIALS — 5.9%
3,678	Evercore, Inc. - Class A	1,251,439
2,139	Primerica, Inc.	552,632
6,589	UMB Financial Corp.	757,999
		2,562,070
	HEALTH CARE — 25.4%
5,140	Arrowhead Pharmaceuticals, Inc.*	341,245
15,507	AtriCure, Inc.*	613,457
14,791	Axogen, Inc.*	484,109
4,512	Axsome Therapeutics, Inc.*	824,072
7,579	Bio-Techne Corp.	445,721
7,257	Bridgebio Pharma, Inc.*	555,088
9,421	Centessa Pharmaceuticals PLC - ADR*	235,619
3,752	Charles River Laboratories International, Inc.*	748,449
3,618	Ensign Group, Inc.	630,255
3,725	Glaukos Corp.*	420,590
4,462	Guardant Health, Inc.*	455,749
8,842	HealthEquity, Inc.*	810,016
9,711	Ideaya Biosciences, Inc.*	335,709
2,671	iRhythm Technologies, Inc.*	473,942
3,882	Kymera Therapeutics, Inc.*	302,058
1,711	Ligand Pharmaceuticals, Inc.*	323,499
740	Madrigal Pharmaceuticals, Inc.*	430,932
1,489	Penumbra, Inc.*	462,945
4,370	PTC Therapeutics, Inc.*	331,945
10,802	RadNet, Inc.*	770,723
2,403	Repligen Corp.*	393,755
4,362	Revolution Medicines, Inc.*	347,433

11

WCM Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
2,090	Rhythm Pharmaceuticals, Inc.*	$223,714
6,398	Ultragenyx Pharmaceutical, Inc.*	147,154
		11,108,179
	INDUSTRIALS — 29.6%
9,534	AAON, Inc.	726,967
4,121	Advanced Energy Industries, Inc.	862,814
4,888	Applied Industrial Technologies, Inc.	1,255,092
2,451	Argan, Inc.	767,947
6,001	Casella Waste Systems, Inc. - Class A*	587,738
4,641	Ducommun, Inc.*	441,498
1,932	Dycom Industries, Inc.*	652,823
2,903	Installed Building Products, Inc.	753,009
8,387	Karman Holdings, Inc.*	613,677
13,189	Kratos Defense & Security Solutions, Inc.*	1,001,177
11,210	Mercury Systems, Inc.*	818,442
7,298	Novanta, Inc.*	868,389
5,393	Regal Rexnord Corp.	756,746
2,430	Saia, Inc.*	793,444
4,213	SiteOne Landscape Supply, Inc.*	524,771
2,065	Sterling Infrastructure, Inc.*	632,365
2,051	TopBuild Corp.*	855,657
		12,912,556
	MATERIALS — 3.4%
4,377	Advanced Drainage Systems, Inc.	633,921
16,525	Avient Corp.	516,241
11,894	Energy Fuels, Inc.*	172,938
15,835	Uranium Energy Corp.*	184,953
		1,508,053
	REAL ESTATE — 3.5%
16,128	American Healthcare REIT, Inc. - REIT	758,984
4,236	EastGroup Properties, Inc. - REIT	754,601
		1,513,585
	TECHNOLOGY — 12.8%
13,607	ACI Worldwide, Inc.*	650,551
5,409	Agilysys, Inc.*	642,805
18,386	Clearwater Analytics Holdings, Inc. - Class A*	443,470
4,571	Commvault Systems, Inc.*	573,021
3,131	Credo Technology Group Holding, Ltd.*	450,520
1,522	Monday.com, Ltd.*	224,586
6,961	Rambus, Inc.*	639,646

12

WCM Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
11,184	Semtech Corp.*	$824,149
7,295	ServiceTitan, Inc. - Class A*	776,917
10,866	Varonis Systems, Inc.*	356,405
		5,582,070
	TOTAL COMMON STOCKS
	(Cost $35,902,851)	42,321,326
	SHORT-TERM INVESTMENTS — 3.2%
1,386,280	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 3.59%[1]	1,386,280
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,386,280)	1,386,280
	TOTAL INVESTMENTS — 100.1%

	(Cost $37,289,131)	43,707,606
	Liabilities in Excess of Other Assets — (0.1)%	(62,343)
	TOTAL NET ASSETS — 100.0%	$43,645,263

ADR – American Depository Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

13

WCM SMID Quality Value Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2025

Number of Shares		Value
	COMMON STOCKS — 104.1%
	COMMUNICATIONS — 4.0%
480	GoDaddy, Inc. - Class A*	$59,558

	CONSUMER DISCRETIONARY — 14.3%
322	Dorman Products, Inc.*	39,667
564	Masco Corp.	35,792
91	Pool Corp.	20,816
783	Wyndham Hotels & Resorts, Inc.	59,164
1,320	YETI Holdings, Inc.*	58,304
		213,743
	CONSUMER STAPLES — 1.5%
270	Interparfums, Inc.	22,904

	FINANCIALS — 10.0%
195	Axos Financial, Inc.*	16,801
386	Brown & Brown, Inc.	30,764
733	RLI Corp.	46,898
26	White Mountains Insurance Group, Ltd.	54,029
		148,492
	HEALTH CARE — 14.5%
683	Addus HomeCare Corp.*	73,347
361	Ensign Group, Inc.	62,886
380	ICU Medical, Inc.*	54,215
145	Molina Healthcare, Inc.*	25,163
		215,611
	INDUSTRIALS — 29.7%
1,839	API Group Corp.*	70,360
827	CBIZ, Inc.*	41,722
782	Cognex Corp.	28,136
474	Graco, Inc.	38,854
2,768	Hayward Holdings, Inc.*	42,766
167	Itron, Inc.*	15,508
299	Landstar System, Inc.	42,966
280	SiteOne Landscape Supply, Inc.*	34,877
1,154	Tetra Tech, Inc.	38,705
2,348	Verra Mobility Corp.*	52,619
109	Watsco, Inc.	36,727
		443,240
	MATERIALS — 7.1%
253	Avery Dennison Corp.	46,016

14

WCM SMID Quality Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025

Number of Shares		Value
	COMMON STOCKS (Continued)
	MATERIALS (Continued)
2,406	Element Solutions, Inc.	$60,126
		106,142
	REAL ESTATE — 4.9%
217	Jones Lang LaSalle, Inc.*	73,014

	TECHNOLOGY — 18.1%
349	ACI Worldwide, Inc.*	16,686
305	Booz Allen Hamilton Holding Corp.	25,730
465	Entegris, Inc.	39,176
178	ICF International, Inc.	15,183
401	Insight Enterprises, Inc.*	32,669
477	MKS, Inc.	76,225
179	PTC, Inc.*	31,184
137	Zebra Technologies Corp. - Class A*	33,266
		270,119
	TOTAL COMMON STOCKS
	(Cost $1,383,770)	1,552,823
	SHORT-TERM INVESTMENTS — 3.6%
53,629	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 3.59%[1]	53,629
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $53,629)	53,629

	TOTAL INVESTMENTS — 107.7%
	(Cost $1,437,399)	1,606,452
	Liabilities in Excess of Other Assets — (7.7)%	(115,421)
	TOTAL NET ASSETS — 100.0%	$1,491,031

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

15

WCM China Quality Growth Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2025

Number of Shares		Value
	COMMON STOCKS — 101.5%
	CHINA — 89.6%
4,816	Alibaba Group Holding Ltd.	$88,426
206	Alibaba Group Holding Ltd. - ADR	30,195
1,369	BYD Co., Ltd. - Class H	16,730
12,363	China Merchants Bank Co., Ltd. - Class H	84,104
2,295	Contemporary Amperex Technology Co., Ltd. - Class A	120,676
21,578	DiDi Global, Inc. - ADR*	113,932
3,331	Full Truck Alliance Co., Ltd. - ADR	35,742
163	Futu Holdings Ltd. - ADR*	26,766
9,245	HUYA, Inc. - ADR	26,626
2,018	Kanzhun Ltd. - ADR	41,127
72,723	Kingsoft Cloud Holdings Ltd.*	50,809
200	Kweichow Moutai Co., Ltd. - Class A	39,437
77,879	Meitu, Inc.*	70,126
2,059	Meituan - Class B*	27,286
3,915	Melco Resorts & Entertainment Ltd. - ADR*	29,637
341	PDD Holdings, Inc. - ADR*	38,666
7,965	Shengyi Technology Co., Ltd. - Class A	81,097
5,837	Shenzhen Inovance Technology Co., Ltd. - Class A	62,907
1,342	Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	36,595
2,738	Sieyuan Electric Co., Ltd. - Class A	60,526
1,900	Suzhou Tianmai Thermal Technology Co., Ltd. - Class A	50,608
2,958	Tencent Holdings, Ltd.	227,007
412	Trip.com Group Ltd. - ADR	29,627
41,630	Wasion Holdings Ltd.	91,908
9,050	Xiaomi Corp. - Class B*	45,674
		1,526,234
	HONG KONG — 3.4%
26,361	Time Interconnect Technology Ltd.	57,599

	NETHERLANDS — 5.3%
7,361	Prosus N.V. - ADR	90,982

	UNITED STATES — 3.2%
1,375	ACM Research, Inc. - Class A*	54,244
	TOTAL COMMON STOCKS
	(Cost $1,442,493)	1,729,059

16

WCM China Quality Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025

Principal Amount		Value
	BANK DEPOSIT INVESTMENTS — 2.5%
$43,409	UMB Bank, Money Market Special II, 3.43%[1]	$43,409
	TOTAL BANK DEPOSIT INVESTMENTS
	(Cost $43,409)	43,409

	TOTAL INVESTMENTS — 104.0%
	(Cost $1,485,902)	1,772,468
	Liabilities in Excess of Other Assets — (4.0)%	(68,221)
	TOTAL NET ASSETS — 100.0%	$1,704,247

ADR – American Depository Receipt

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

17

WCM Focused International Equity Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2025

Number of Shares		Value
	COMMON STOCKS — 97.0%
	BRAZIL — 4.1%
105,539	Cia de Saneamento Basico do Estado de Sao Paulo SABESP - ADR	$2,517,101
86,500	NU Holdings, Ltd. - Class A*	1,448,010
		3,965,111
	CANADA — 6.9%
54,000	Brookfield Corp.	2,478,060
56,000	Canadian Natural Resources Ltd.	1,895,600
5,300	Celestica, Inc.*	1,566,733
8,100	CGI, Inc.	747,630
		6,688,023
	CHINA — 7.1%
11,680	Alibaba Group Holding Ltd. - ADR	1,712,054
8,800	Baidu, Inc. - ADR*	1,149,808
71,000	Kanzhun Ltd. - ADR	1,446,980
7,100	PDD Holdings, Inc. - ADR*	805,069
441,000	Wuxi Biologics Cayman, Inc.*	1,783,323
		6,897,234
	DENMARK — 2.2%
42,000	Novo Nordisk A/S - ADR	2,136,960

	FRANCE — 2.7%
33,000	Societe Generale S.A.	2,656,692

	GERMANY — 7.3%
45,500	Deutsche Telekom A.G.	1,481,105
167,000	Evotec S.E.*	1,056,443
2,750	Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen	1,809,778
19,300	Siemens Energy A.G.*	2,707,630
		7,054,956
	INDIA — 1.0%
33,000	ICICI Bank Ltd. - ADR	983,400

	IRELAND — 2.6%
4,250	ICON PLC*	774,435
4,500	Trane Technologies PLC	1,751,400
		2,525,835
	ISRAEL — 3.1%
96,640	Teva Pharmaceutical Industries Ltd. - ADR*	3,016,134

18

WCM Focused International Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025

Number of Shares		Value
	COMMON STOCKS (Continued)
	ITALY — 4.3%
95,000	Cementir Holding N.V.	$2,084,295
80,000	Lottomatica Group S.p.A.	2,096,622
		4,180,917
	JAPAN — 8.8%
124,060	Japan Exchange Group, Inc.	1,324,162
19,200	Recruit Holdings Co., Ltd.	1,078,878
92,780	Sony Group Corp. - ADR	2,375,168
44,540	Tokio Marine Holdings, Inc.	1,646,471
9,600	Tokyo Electron Ltd.	2,138,183
		8,562,862
	KAZAKHSTAN — 0.9%
11,165	Kaspi.KZ JSC - ADR	872,321

	MEXICO — 1.4%
52,100	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B	1,368,676

	NETHERLANDS — 5.7%
26,000	Nebius Group N.V.*	2,176,330
55,000	Prosus N.V.*	3,405,618
		5,581,948
	RUSSIA — 0.0%
34,600	Sberbank of Russia PJSC - ADR*,1	—

	SWEDEN — 1.5%
45,000	Sandvik A.B.	1,453,549

	SWITZERLAND — 4.8%
4,250	Chubb Ltd.	1,326,510
230,000	Glencore PLC*	1,257,265
44,485	UBS Group A.G.	2,060,101
		4,643,876
	TAIWAN — 5.6%
18,000	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	5,470,020

	UNITED KINGDOM — 26.2%
13,000	AstraZeneca PLC - ADR	1,195,090
307,500	Babcock International Group PLC	5,124,213
32,500	British American Tobacco PLC	1,842,363
515,129	Convatec Group PLC	1,681,755

19

WCM Focused International Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
163,000	Genius Sports Ltd.*	$1,796,260
197,000	Haleon PLC - ADR	1,991,670
26,500	RELX PLC - ADR	1,071,130
345,000	Rentokil Initial PLC	2,058,328
477,020	Rolls-Royce Holdings PLC	7,377,125
110,000	Wise PLC - Class A*	1,317,746
		25,455,680
	UNITED STATES — 0.8%
21,000	Schlumberger N.V.	805,980
	TOTAL COMMON STOCKS
	(Cost $80,792,092)	94,320,174
	SHORT-TERM INVESTMENTS — 2.9%
2,792,043	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 3.59%[2]	2,792,043
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,792,043)	2,792,043

	TOTAL INVESTMENTS — 99.9%
	(Cost $83,584,135)	97,112,217
	Other Assets in Excess of Liabilities — 0.1%	86,147
	TOTAL NET ASSETS — 100.0%	$97,198,364

ADR – American Depository Receipt

JSC – Joint Stock Company

PJSC – Public Joint Stock Company

PLC – Public Limited Company

*	Non-income producing security.
[1]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

20

WCM Focused International Opportunities Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2025

Number of Shares		Value
	COMMON STOCKS — 98.1%
	ARGENTINA — 1.3%
320	MercadoLibre, Inc.*	$644,563

	AUSTRALIA — 1.4%
15,378	WiseTech Global Ltd.	699,137

	AUSTRIA — 2.0%
6,743	BAWAG Group A.G.*	1,015,612

	BELGIUM — 2.2%
4,101	UCB S.A.	1,142,673

	BERMUDA — 2.2%
16,008	Viking Holdings Ltd.*	1,143,131

	BRAZIL — 3.6%
57,100	Embraer S.A.	923,220
55,708	NU Holdings, Ltd. - Class A*	932,552
		1,855,772
	CANADA — 1.7%
15,541	Definity Financial Corp.	859,703

	CHINA — 4.5%
38,500	Alibaba Group Holding Ltd.	706,897
162,115	DiDi Global, Inc. - ADR*	855,967
9,600	Tencent Holdings, Ltd.	736,738
		2,299,602
	DENMARK — 5.4%
2,823	DSV A/S	710,985
25,288	Novo Nordisk A/S - Class B	1,282,559
29,643	Vestas Wind Systems A/S	801,755
		2,795,299
	FINLAND — 2.0%
27,187	Amer Sports, Inc.*	1,015,434

	FRANCE — 2.4%
4,919	Sartorius Stedim Biotech	1,208,240

	GERMANY — 13.7%
2,716	adidas A.G.	537,470
20,757	Commerzbank A.G.	876,061

21

WCM Focused International Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025

Number of Shares		Value
	COMMON STOCKS (Continued)
	GERMANY (Continued)
6,493	CTS Eventim A.G. & Co. KGaA	$594,398
4,851	Heidelberg Materials A.G.	1,257,684
3,157	SAP S.E.	767,069
7,610	Scout24 S.E.	764,364
16,021	Siemens Energy A.G.*	2,247,613
		7,044,659
	GREECE — 1.9%
123,549	Piraeus Bank S.A.*	986,475

	HONG KONG — 1.2%
55,000	Techtronic Industries Co., Ltd.	632,672

	INDIA — 1.5%
26,177	ICICI Bank Ltd. - ADR	780,075

	IRELAND — 1.7%
4,067	Flutter Entertainment PLC*	878,531

	ITALY — 3.0%
31,201	Lottomatica Group S.p.A.	817,709
7,502	Prysmian S.p.A.	748,396
		1,566,105
	JAPAN — 5.5%
8,000	Fujikura, Ltd.	887,163
48,000	Mitsubishi Heavy Industries, Ltd.	1,171,797
23,645	Sumitomo Mitsui Financial Group, Inc.	760,457
		2,819,417
	NETHERLANDS — 3.8%
730	Argenx S.E.*	615,801
4,407	BE Semiconductor Industries N.V.	688,988
7,595	Nebius Group N.V.*	635,740
		1,940,529
	PERU — 1.6%
2,792	Credicorp Ltd.	801,304

	POLAND — 1.1%
66,111	Allegro.eu S.A.*	567,297

22

WCM Focused International Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025

Number of Shares		Value
	COMMON STOCKS (Continued)
	SINGAPORE — 4.2%
133,627	Grab Holdings Ltd. - Class A*	$666,799
11,599	Sea Ltd. - ADR*	1,479,684
		2,146,483
	SOUTH KOREA — 4.2%
37,038	Coupang, Inc.*	873,726
2,820	SK hynix, Inc.	1,277,117
		2,150,843
	SWEDEN — 1.7%
1,469	Spotify Technology S.A.*	853,063

	SWITZERLAND — 2.0%
19,519	Coca-Cola HBC A.G.*	1,009,742

	TAIWAN — 3.8%
8,000	Jentech Precision Industrial Co., Ltd.	697,556
25,267	Taiwan Semiconductor Manufacturing Co., Ltd.	1,242,057
		1,939,613
	UNITED KINGDOM — 15.4%
25,927	3i Group PLC	1,136,818
94,324	Babcock International Group PLC	1,571,825
20,740	British American Tobacco PLC	1,175,711
22,413	Klarna Group PLC*	647,960
122,973	Rolls-Royce Holdings PLC	1,901,780
61,378	Verisure PLC*	1,009,863
36,012	Wise PLC - Class A*	431,406
		7,875,363

23

WCM Focused International Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES — 3.1%
9,768	Philip Morris International, Inc.	$1,566,787
	TOTAL COMMON STOCKS
	(Cost $41,058,394)	50,238,124
	WARRANTS — 0.0%
	CANADA — 0.0%
345	Constellation Software, Inc. (Expires 4/01/2040)*,1	—
	TOTAL WARRANTS
	(Cost $0)	—
	SHORT-TERM INVESTMENTS — 2.2%
1,147,714	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 3.59%[2]	1,147,714
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,147,714)	1,147,714

	TOTAL INVESTMENTS — 100.3%
	(Cost $42,206,108)	51,385,838
	Liabilities in Excess of Other Assets — (0.3)%	(146,603)
	TOTAL NET ASSETS — 100.0%	$51,239,235

ADR – American Depository Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

24

WCM Mid Cap Quality Value Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2025

Number of Shares		Value
	COMMON STOCKS — 92.9%
	COMMUNICATIONS — 3.7%
1,339	GoDaddy, Inc. - Class A*	$166,143

	CONSUMER DISCRETIONARY — 11.2%
2,177	Masco Corp.	138,153
440	Pool Corp.	100,650
1,878	Wyndham Hotels & Resorts, Inc.	141,902
2,761	YETI Holdings, Inc.*	121,953
		502,658
	FINANCIALS — 13.2%
285	Assurant, Inc.	68,642
514	Axos Financial, Inc.*	44,286
2,267	Brown & Brown, Inc.	180,680
79	Markel Group, Inc.*	169,823
2,001	RLI Corp.	128,024
		591,455
	HEALTH CARE — 8.1%
194	Chemed Corp.	83,005
970	Ensign Group, Inc.	168,974
653	Molina Healthcare, Inc.*	113,321
		365,300
	INDUSTRIALS — 18.7%
4,527	API Group Corp.*	173,203
1,493	Graco, Inc.	122,381
687	IDEX Corp.	122,245
734	Landstar System, Inc.	105,476
707	SiteOne Landscape Supply, Inc.*	88,064
3,767	Tetra Tech, Inc.	126,345
297	Watsco, Inc.	100,074
		837,788
	MATERIALS — 8.9%
666	Avery Dennison Corp.	121,132
328	Carlisle Cos., Inc.	104,914
6,954	Element Solutions, Inc.	173,781
		399,827
	REAL ESTATE — 7.9%
689	CBRE Group, Inc. - Class A*	110,784
721	Jones Lang LaSalle, Inc.*	242,595
		353,379

25

WCM Mid Cap Quality Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY — 21.2%
921	ACI Worldwide, Inc.*	$44,033
1,156	Booz Allen Hamilton Holding Corp.	97,520
841	CDW Corp.	114,544
1,542	Entegris, Inc.	129,914
1,275	MKS, Inc.	203,745
748	PTC, Inc.*	130,309
256	Teledyne Technologies, Inc.*	130,747
404	Zebra Technologies Corp. - Class A*	98,099
		948,911
	TOTAL COMMON STOCKS
	(Cost $4,268,466)	4,165,461

Principal Amount
	BANK DEPOSIT INVESTMENTS — 7.2%
$325,571	UMB Bank, Money Market Special II, 3.43%[1]	325,571
	TOTAL BANK DEPOSIT INVESTMENTS
	(Cost $325,571)	325,571

	TOTAL INVESTMENTS — 100.1%
	(Cost $4,594,037)	4,491,032
	Liabilities in Excess of Other Assets — (0.1)%	(5,668)
	TOTAL NET ASSETS — 100.0%	$4,485,364

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

26

WCM Focused Emerging Markets ex China Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2025

Number of Shares		Value
	COMMON STOCKS — 94.0%
	BRAZIL — 12.0%
47,083	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	$1,146,092
87,794	Inter & Co., Inc. - Class A	744,493
15,641	NU Holdings, Ltd. - Class A*	261,831
55,587	PRIO S.A.*	420,164
34,672	TOTVS S.A.	266,250
78,025	Vivara Participacoes S.A.	473,293
		3,312,123
	CANADA — 1.9%
1,810	Celestica, Inc.*	535,054

	CYPRUS — 0.7%
424,918	Cairo Mezz PLC*	205,243

	GREECE — 2.6%
88,509	Piraeus Bank S.A.*	706,699

	INDIA — 16.7%
23,703	Entero Healthcare Solutions Ltd.*	270,735
61,101	Eureka Forbes Ltd.*	421,051
378,677	Federal Bank, Ltd.	1,126,554
34,200	ICICI Bank Ltd.	511,857
450,495	Meesho Ltd.*	903,302
460,414	NHPC Ltd.	406,065
16,456	Phoenix Mills Ltd.	339,789
162,372	Tata Capital Ltd.*	617,570
		4,596,923
	INDONESIA — 1.9%
522,567	Bank Central Asia Tbk P.T.	252,346
880,064	Bank Mandiri Persero Tbk P.T.	268,361
		520,707
	KAZAKHSTAN — 0.5%
1,751	Kaspi.KZ JSC - ADR	136,806

	MEXICO — 4.8%
60,182	Cemex S.A.B. de C.V. - ADR	691,491
27,147	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	367,131
35,125	Regional S.A.B. de C.V.	278,269
		1,336,891

27

WCM Focused Emerging Markets ex China Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025

Number of Shares		Value
	COMMON STOCKS (Continued)
	PERU — 2.5%
2,421	Credicorp Ltd.	$694,827

	POLAND — 0.6%
8,186	XTB S.A.	163,407

	SAUDI ARABIA — 1.0%
7,329	Bupa Arabia for Cooperative Insurance Co.	271,531

	SINGAPORE — 4.3%
9,202	Sea Ltd. - ADR*	1,173,899

	SOUTH AFRICA — 3.5%
2,016	Capitec Bank Holdings Ltd.	506,058
104,989	OUTsurance Group, Ltd.	454,319
		960,377
	SOUTH KOREA — 18.8%
21,916	Coupang, Inc.*	516,999
3,439	Coway Co., Ltd.	207,020
4,462	HD Hyundai Marine Solution Co., Ltd.	597,895
1,679	Hyundai Rotem Co., Ltd.	218,976
4,776	Samsung Electronics Co., Ltd.	296,450
13,538	Seoul Guarantee Insurance Co.	467,345
8,109	Shinhan Financial Group Co., Ltd.	431,802
2,948	SK hynix, Inc.	1,335,085
2,847	SK Square Co., Ltd.*	725,012
4,713	ST Pharm Co., Ltd.	389,558
		5,186,142
	TAIWAN — 21.3%
18,841	Bizlink Holding, Inc.	910,249
66,000	King Yuan Electronics Co., Ltd.	519,544
177,851	Lite-On Technology Corp.	925,238
9,524	MediaTek, Inc.	432,439
62,572	Taiwan Semiconductor Manufacturing Co., Ltd.	3,075,870
		5,863,340
	UNITED KINGDOM — 0.9%
92,545	Baltic Classifieds Group PLC	253,223
	TOTAL COMMON STOCKS
	(Cost $19,519,579)	25,917,192
28

WCM Focused Emerging Markets ex China Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025

Principal Amount		Value
	BANK DEPOSIT INVESTMENTS — 6.7%
$1,832,856	UMB Bank, Money Market Special II, 3.43%[1]	$1,832,856
	TOTAL BANK DEPOSIT INVESTMENTS
	(Cost $1,832,856)	1,832,856

	TOTAL INVESTMENTS — 100.7%
	(Cost $21,352,435)	27,750,048
	Liabilities in Excess of Other Assets — (0.7)%	(192,177)
	TOTAL NET ASSETS — 100.0%	$27,557,871

ADR – American Depository Receipt

JSC – Joint Stock Company

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

29

STATEMENTS OF ASSETS AND LIABILITIES

As of December 31, 2025

	WCM Focused International Growth Fund	WCM Focused Emerging Markets Fund	WCM International Small Cap Growth Fund
Assets:
Investments, at cost	$13,649,076,603	$673,348,167	$276,226,901
Foreign currency, at cost	-	283,650	11,002
Investments, at value	$20,083,572,668	$898,780,388	$314,914,024
Foreign currency, at value	-	288,007	11,186
Receivables:
Investment securities sold	-	1,401,336	751,781
Fund shares sold	12,645,259	536,349	207,129
Reclaims receivable	27,671,541	19,217	382,419
Dividends and interest	23,085,714	867,156	243,230
Prepaid expenses	55,378	18,594	15,700
Total assets	20,147,030,560	901,911,047	316,525,469

Liabilities:
Payables:
Investment securities purchased	4,972,234	2,982,628	2,636,152
Fund shares redeemed	5,867,804	495,978	118,447
Advisory fees	14,511,051	570,575	180,857
Shareholder servicing fees (Note 6)	2,970,912	112,808	50,745
Distribution fees (Note 7)	333,278	47,138	-
Fund administration fees	1,623,840	92,440	45,690
Fund accounting fees	561,079	50,234	32,513
Transfer agent fees and expenses	340,308	27,164	7,119
Custody fees	1,425,008	348,416	83,490
Trustees' deferred compensation (Note 3)	469,623	51,001	28,981
Shareholder reporting fees	165,757	28,735	6,612
Legal fees	71,722	4,267	4,489
Trustees' fees and expenses	27,041	3,380	1,762
Auditing fees	22,000	21,296	21,139
Chief Compliance Officer fees	2,732	1,258	1,979
Non-U.S. Taxes	-	2,594,409	-
Accrued other expenses	112,603	8,231	413
Total liabilities	33,476,992	7,439,958	3,220,388
Commitments and Contingencies (Note 3)
Net Assets	$20,113,553,568	$894,471,089	$313,305,081

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$13,586,470,497	$1,146,806,687	$375,635,575
Total distributable earnings (accumulated deficit)	6,527,083,071	(252,335,598)	(62,330,494)
Net Assets	$20,113,553,568	$894,471,089	$313,305,081

Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$752,615,148	$121,733,193	$-
Shares of beneficial interest issued and outstanding	30,767,033	6,380,921	-
Net asset value, offering and redemption price per share	$24.46	$19.08	$-
Institutional Class:
Net assets applicable to shares outstanding	$19,360,938,420	$772,737,896	$313,305,081
Shares of beneficial interest issued and outstanding	778,264,065	39,856,959	12,872,285
Net asset value, offering and redemption price per share	$24.88	$19.39	$24.34

See accompanying Notes to Financial Statements.

30

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of December 31, 2025

	WCM Small Cap Growth Fund	WCM SMID Quality Value Fund	WCM China Quality Growth Fund
Assets:
Investments, at cost	$37,289,131	$1,437,399	$1,485,902
Foreign currency, at cost	-	-	77
Investments, at value	$43,707,606	$1,606,452	$1,772,468
Foreign currency, at value	-	-	77
Receivables:
Fund shares sold	777	-	-
Dividends and interest	26,209	309	231
Due from Advisor	-	25,148	28,035
Prepaid expenses	12,485	16,706	3,067
Total assets	43,747,077	1,648,615	1,803,878

Liabilities:
Payables:
Fund shares redeemed	-	53,203	-
Advisory fees	4,645	-	-
Shareholder servicing fees (Note 6)	6,356	4,797	2,202
Distribution fees (Note 7)	90	57	73
Fund administration fees	11,016	8,462	10,608
Fund accounting fees	16,657	24,601	17,358
Transfer agent fees and expenses	8,807	10,839	8,728
Custody fees	5,746	6,685	7,016
Trustees' deferred compensation (Note 3)	16,624	18,090	14,773
Shareholder reporting fees	4,421	5,437	6,946
Legal fees	4,288	2,028	5,035
Trustees' fees and expenses	812	110	1,315
Auditing fees	21,000	21,500	20,787
Chief Compliance Officer fees	1,108	1,389	1,790
Accrued other expenses	244	386	3,000
Total liabilities	101,814	157,584	99,631
Commitments and Contingencies (Note 3)
Net Assets	$43,645,263	$1,491,031	$1,704,247

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$38,020,211	$1,395,639	$7,336,656
Total distributable earnings (accumulated deficit)	5,625,052	95,392	(5,632,409)
Net Assets	$43,645,263	$1,491,031	$1,704,247

Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$265,320	$55,659	$109,802
Shares of beneficial interest issued and outstanding	19,580	16,670	11,226
Net asset value, offering and redemption price per share	$13.55	$3.34	$9.78
Institutional Class:
Net assets applicable to shares outstanding	$43,379,943	$1,435,372	$1,594,445
Shares of beneficial interest issued and outstanding	3,152,180	404,867	161,956
Net asset value, offering and redemption price per share	$13.76	$3.55	$9.84

See accompanying Notes to Financial Statements.

31

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of December 31, 2025

	WCM Focused International Equity Fund	WCM Focused International Opportunities Fund	WCM Mid Cap Quality Value Fund
Assets:
Investments, at cost	$83,584,135	$42,206,108	$4,594,037
Foreign currency, at cost	-	1,633	-
Investments, at value	$97,112,217	$51,385,838	$4,491,032
Foreign currency, at value	-	1,633	-
Receivables:
Fund shares sold	4,294	10,099	40,000
Cash	6,882	-	-
Reclaims receivable	53,128	42,765	-
Dividends and interest	137,565	60,921	707
Due from Advisor	-	-	30,824
Prepaid expenses	20,403	5,399	17,961
Total assets	97,334,489	51,506,655	4,580,524

Liabilities:
Payables:
Investment securities purchased	-	141,918	-
Fund shares redeemed	16,406	401	-
Advisory fees	8,800	1,113	-
Shareholder servicing fees (Note 6)	7,044	8,604	982
Distribution fees (Note 7)	60	404	6
Fund administration fees	15,024	8,659	5,971
Fund accounting fees	18,312	24,650	20,625
Transfer agent fees and expenses	9,536	8,801	12,302
Custody fees	12,045	21,996	7,425
Trustees' deferred compensation (Note 3)	14,719	14,449	11,799
Shareholder reporting fees	5,032	6,982	6,962
Legal fees	4,239	3,673	4,405
Trustees' fees and expenses	1,311	685	1,154
Auditing fees	21,246	21,000	21,000
Chief Compliance Officer fees	1,112	1,526	1,230
Accrued other expenses	1,239	2,559	1,299
Total liabilities	136,125	267,420	95,160
Commitments and Contingencies (Note 3)
Net Assets	$97,198,364	$51,239,235	$4,485,364

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$85,039,604	$42,748,138	$4,872,115
Total distributable earnings (accumulated deficit)	12,158,760	8,491,097	(386,751)
Net Assets	$97,198,364	$51,239,235	$4,485,364

Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$473,495	$1,695,867	$12,377
Shares of beneficial interest issued and outstanding	23,334	132,058	1,142
Net asset value, offering and redemption price per share	$20.29	$12.84	$10.84
Institutional Class:
Net assets applicable to shares outstanding	$96,724,869	$49,543,368	$1,254,515
Shares of beneficial interest issued and outstanding	4,746,304	3,830,173	115,670
Net asset value, offering and redemption price per share	$20.38	$12.94	$10.85

See accompanying Notes to Financial Statements.

32

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of December 31, 2025

	WCM Focused International Equity Fund	WCM Focused International Opportunities Fund	WCM Mid Cap Quality Value Fund
Class Y:
Net assets applicable to shares outstanding	$-	$-	$3,218,472
Shares of beneficial interest issued and outstanding	-	-	296,684
Net asset value, offering and redemption price per share	$-	$-	$10.85

See accompanying Notes to Financial Statements.

33

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of December 31, 2025

	WCM Focused Emerging Markets ex China Fund
Assets:
Investments, at cost	$21,352,435
Foreign currency, at cost	11,688
Investments, at value	$27,750,048
Foreign currency, at value	11,872
Receivables:
Investment securities sold	41,477
Reclaims receivable	1,611
Dividends and interest	34,536
Due from Advisor	27,952
Prepaid expenses	15,153
Total assets	27,882,649

Liabilities:
Payables:
Investment securities purchased	106,658
Shareholder servicing fees (Note 6)	2,141
Distribution fees (Note 7)	7
Fund administration fees	9,908
Fund accounting fees	16,672
Transfer agent fees and expenses	8,682
Custody fees	29,476
Trustees' deferred compensation (Note 3)	11,053
Shareholder reporting fees	3,662
Legal fees	7,467
Trustees' fees and expenses	1,134
Auditing fees	21,082
Chief Compliance Officer fees	233
Non-U.S. Taxes	104,045
Accrued other expenses	2,558
Total liabilities	324,778
Commitments and Contingencies (Note 3)
Net Assets	$27,557,871

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$20,596,932
Total distributable earnings (accumulated deficit)	6,960,939
Net Assets	$27,557,871

Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$20,393
Shares of beneficial interest issued and outstanding	1,102
Net asset value, offering and redemption price per share	$18.50	[1]
Institutional Class:
Net assets applicable to shares outstanding	$27,537,478
Shares of beneficial interest issued and outstanding	1,485,724
Net asset value, offering and redemption price per share	$18.53

[1]	Net asset value is calculated based on unrounded net assets and shares outstanding.

See accompanying Notes to Financial Statements.

34

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2025

	WCM Focused International Growth Fund	WCM Focused Emerging Markets Fund	WCM International Small Cap Growth Fund
Investment Income:
Dividends (net of foreign withholding taxes of $16,762,527, $1,512,038 and $305,718, respectively)	$194,585,943	$12,492,308	$3,029,786
Interest	26,843,526	722,926	244,138
Total investment income	221,429,469	13,215,234	3,273,924

Expenses:
Advisory fees	169,842,703	8,720,278	3,222,383
Shareholder servicing fees (Note 6)	20,555,960	957,404	346,204
Distribution fees (Note 7)	1,895,851	272,277	-
Fund administration fees	10,260,369	582,594	298,425
Fund accounting fees	1,911,930	173,858	126,341
Transfer agent fees and expenses	1,279,167	103,228	29,962
Custody fees	4,293,572	1,206,939	302,440
Shareholder reporting fees	1,049,182	111,597	24,415
Trustees' fees and expenses	369,197	28,504	19,683
Legal fees	183,218	21,457	19,424
Miscellaneous	135,106	15,694	3,812
Registration fees	133,486	66,564	33,866
Insurance fees	52,068	8,040	6,356
Auditing fees	22,000	21,867	21,139
Interest expense	21,405	8,655	23,998
Chief Compliance Officer fees	13,367	6,319	6,186
Tax reclaim service fees	12,725	4,000	-
Tax expense	-	559	-
Total expenses	212,031,306	12,309,834	4,484,634
Advisory fees (waived) recovered	-	(1,123,997)	(432,643)
Other expenses (absorbed)	-	-	-
Net expenses	212,031,306	11,185,837	4,051,991
Net investment income (loss)	9,398,163	2,029,397	(778,067)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,057,288,130	139,629,918	42,320,219
Foreign currency transactions	449,802	(521,065)	(10,755)
Deferred non-U.S. taxes	-	(1,413,313)	(236,671)
Net realized gain (loss)	1,057,737,932	137,695,540	42,072,793
Net change in unrealized appreciation (depreciation) on:
Investments	2,524,740,774	96,355,274	12,717,650
Foreign currency translations	3,209,421	16,257	47,606
Deferred non-U.S. taxes	-	(258,365)	125,149
Net change in unrealized appreciation (depreciation)	2,527,950,195	96,113,166	12,890,405
Net realized and unrealized gain (loss)	3,585,688,127	233,808,706	54,963,198

Net Increase (Decrease) in Net Assets from Operations	$3,595,086,290	$235,838,103	$54,185,131

See accompanying Notes to Financial Statements.

35

STATEMENTS OF OPERATIONS - Continued

For the Year Ended December 31, 2025

	WCM Small Cap Growth Fund	WCM SMID Quality Value Fund	WCM China Quality Growth Fund
Investment Income:
Dividends (net of foreign withholding taxes of $0, $0 and $1,940, respectively)	$149,203	$308,979	$24,303
Interest	56,673	60,568	2,718
Total investment income	205,876	369,547	27,021

Expenses:
Advisory fees	421,972	421,295	18,962
Shareholder servicing fees (Note 6)	44,554	38,055	2,056
Distribution fees (Note 7)	350	367	320
Fund administration fees	71,762	87,122	66,014
Fund accounting fees	60,629	75,415	56,431
Transfer agent fees and expenses	34,948	42,298	35,397
Custody fees	17,045	13,787	40,037
Shareholder reporting fees	8,947	11,052	11,147
Trustees' fees and expenses	13,294	12,835	12,969
Legal fees	16,962	15,702	18,316
Miscellaneous	3,601	4,530	7,057
Registration fees	37,917	30,975	37,468
Insurance fees	5,756	5,766	5,665
Auditing fees	21,000	21,500	21,367
Interest expense	10	1,509	287
Chief Compliance Officer fees	6,613	6,313	6,317
Tax reclaim service fees	-	-	-
Tax expense	-	-	-
Total expenses	765,360	788,521	339,810
Advisory fees (waived) recovered	(343,029)	(365,349)	(18,962)
Other expenses (absorbed)	-	-	(296,538)
Net expenses	422,331	423,172	24,310
Net investment income (loss)	(216,455)	(53,625)	2,711

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	113,208	16,036,715	205,815
Foreign currency transactions	-	-	(75)
Deferred non-U.S. taxes	-	-	-
Net realized gain (loss)	113,208	16,036,715	205,740
Net change in unrealized appreciation (depreciation) on:
Investments	3,722,939	(18,858,486)	154,237
Foreign currency translations	-	-	-
Deferred non-U.S. taxes	-	-	-
Net change in unrealized appreciation (depreciation)	3,722,939	(18,858,486)	154,237
Net realized and unrealized gain (loss)	3,836,147	(2,821,771)	359,977

Net Increase (Decrease) in Net Assets from Operations	$3,619,692	$(2,875,396)	$362,688

See accompanying Notes to Financial Statements.

36

STATEMENTS OF OPERATIONS - Continued

For the Year Ended December 31, 2025

	WCM Focused International Equity Fund	WCM Focused International Opportunities Fund	WCM Mid Cap Quality Value Fund
Investment Income:
Dividends (net of foreign withholding taxes of $68,828, $24,003 and $0, respectively)	$766,834	$381,898	$44,516
Interest	70,611	46,788	6,375
Total investment income	837,445	428,686	50,891

Expenses:
Advisory fees	439,375	400,049	33,005
Shareholder servicing fees (Note 6)	55,548	46,936	960
Distribution fees (Note 7)	279	1,950	32
Fund administration fees	84,285	66,624	66,812
Fund accounting fees	67,653	77,263	64,261
Transfer agent fees and expenses	36,924	35,148	48,635
Custody fees	28,662	74,797	23,913
Shareholder reporting fees	16,929	15,507	20,694
Trustees' fees and expenses	14,110	13,293	13,210
Legal fees	20,625	17,642	26,751
Miscellaneous	6,076	7,171	5,807
Registration fees	41,402	39,320	52,899
Insurance fees	5,614	5,686	5,593
Auditing fees	21,826	20,980	20,992
Interest expense	1	2,700	263
Chief Compliance Officer fees	5,317	6,093	6,764
Tax reclaim service fees	-	-	-
Tax expense	1,695	-	-
Total expenses	846,321	831,159	390,591
Advisory fees (waived) recovered	(403,855)	(400,049)	(33,005)
Other expenses (absorbed)	-	(5,058)	(323,327)
Net expenses	442,466	426,052	34,259
Net investment income (loss)	394,979	2,634	16,632

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,803,513	4,732,208	(132,582)
Foreign currency transactions	570	1,643	-
Deferred non-U.S. taxes	-	(56,515)	-
Net realized gain (loss)	2,804,083	4,677,336	(132,582)
Net change in unrealized appreciation (depreciation) on:
Investments	12,595,377	5,152,425	(248,578)
Foreign currency translations	4,671	4,459	-
Deferred non-U.S. taxes	-	27,240	-
Net change in unrealized appreciation (depreciation)	12,600,048	5,184,124	(248,578)
Net realized and unrealized gain (loss)	15,404,131	9,861,460	(381,160)

Net Increase (Decrease) in Net Assets from Operations	$15,799,110	$9,864,094	$(364,528)

See accompanying Notes to Financial Statements.

37

STATEMENTS OF OPERATIONS - Continued

For the Year Ended December 31, 2025

WCM Focused Emerging Markets ex China Fund
Investment Income:
Dividends (net of foreign withholding taxes of $39,274)	$316,929
Interest	31,794
Total investment income	348,723

Expenses:
Advisory fees	218,350
Shareholder servicing fees (Note 6)	19,618
Distribution fees (Note 7)	43
Fund administration fees	64,111
Fund accounting fees	65,395
Transfer agent fees and expenses	35,019
Custody fees	100,268
Shareholder reporting fees	10,029
Trustees' fees and expenses	13,574
Legal fees	22,055
Miscellaneous	5,802
Registration fees	46,819
Insurance fees	5,623
Auditing fees	22,397
Interest expense	1
Chief Compliance Officer fees	5,317
Tax reclaim service fees	-
Tax expense	-
Total expenses	634,421
Advisory fees (waived) recovered	(218,350)
Other expenses (absorbed)	(143,090)
Net expenses	272,981
Net investment income (loss)	75,742

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,411,619
Foreign currency transactions	(26,226)
Deferred non-U.S. taxes	(10,310)
Net realized gain (loss)	2,375,083
Net change in unrealized appreciation (depreciation) on:
Investments	5,066,252
Foreign currency translations	180
Deferred non-U.S. taxes	(95,475)
Net change in unrealized appreciation (depreciation)	4,970,957
Net realized and unrealized gain (loss)	7,346,040

Net Increase (Decrease) in Net Assets from Operations	$7,421,782

See accompanying Notes to Financial Statements.

38

WCM Focused International Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$9,398,163	$20,578,665
Net realized gain (loss) on investments and foreign currency transactions	1,057,737,932	1,821,757,313
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	2,527,950,195	(542,464,369)
Net increase (decrease) in net assets resulting from operations	3,595,086,290	1,299,871,609

Distributions to Shareholders:
Investor Class	(40,103,373)	(81,240,410)
Institutional Class	(1,068,344,900)	(1,956,911,959)
Total distributions to shareholders	(1,108,448,273)	(2,038,152,369)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	91,202,040	68,575,770
Institutional Class	3,015,080,990	2,314,654,038
Reinvestment of distributions:
Investor Class	39,891,670	80,852,585
Institutional Class	950,930,091	1,752,138,625
Cost of shares redeemed:
Investor Class	(160,340,330)	(153,068,209)
Institutional Class	(3,555,331,502)	(3,557,070,303)
Net increase (decrease) in net assets from capital transactions	381,432,959	506,082,506

Total increase (decrease) in net assets	2,868,070,976	(232,198,254)

Net Assets:
Beginning of period	17,245,482,592	17,477,680,846
End of period	$20,113,553,568	$17,245,482,592

Capital Share Transactions:
Shares sold:
Investor Class	3,785,339	2,807,267
Institutional Class	120,957,986	94,782,849
Shares reinvested:
Investor Class	1,632,229	3,501,628
Institutional Class	38,267,075	74,718,065
Shares redeemed:
Investor Class	(6,666,610)	(6,364,738)
Institutional Class	(141,836,824)	(144,988,661)
Total increase (decrease) in capital share transactions	16,139,195	24,456,410

See accompanying Notes to Financial Statements.

39

WCM Focused Emerging Markets Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$2,029,397	$(530,834)
Net realized gain (loss) on investments, foreign currency transactions and deferred non-U.S. taxes	137,695,540	(57,383,706)
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations and deferred non-U.S. taxes	96,113,166	149,269,184
Net increase (decrease) in net assets resulting from operations	235,838,103	91,354,644

Capital Transactions:
Net proceeds from shares sold:
Investor Class	33,912,814	27,462,209
Institutional Class	173,119,385	160,594,325
Cost of shares redeemed:
Investor Class	(33,723,006)	(33,358,115)
Institutional Class	(425,146,329)	(526,406,586)
Net increase (decrease) in net assets from capital transactions	(251,837,136)	(371,708,167)

Total increase (decrease) in net assets	(15,999,033)	(280,353,523)

Net Assets:
Beginning of period	910,470,122	1,190,823,645
End of period	$894,471,089	$910,470,122

Capital Share Transactions:
Shares sold:
Investor Class	2,250,709	1,976,269
Institutional Class	10,212,839	11,698,708
Shares redeemed:
Investor Class	(2,126,988)	(2,464,210)
Institutional Class	(25,918,853)	(38,361,154)
Total increase (decrease) in capital share transactions	(15,582,293)	(27,150,387)

See accompanying Notes to Financial Statements.

40

WCM International Small Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(778,067)	$841,608
Net realized gain (loss) on investments, foreign currency transactions and deferred non-U.S. taxes	42,072,793	14,405,638
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations and deferred non-U.S. taxes	12,890,405	(2,549,081)
Net increase (decrease) in net assets resulting from operations	54,185,131	12,698,165

Distributions to Shareholders:
Institutional Class	(2,517,170)	(3,810,934)
Total distributions to shareholders	(2,517,170)	(3,810,934)
Capital Transactions:
Net proceeds from shares sold:
Institutional Class	73,808,146	65,005,712
Reinvestment of distributions:
Institutional Class	2,515,654	3,806,503
Cost of shares redeemed:
Institutional Class	(106,231,032)	(97,626,915)

Net increase (decrease) in net assets from capital transactions	(29,907,232)	(28,814,700)

Total increase (decrease) in net assets	21,760,729	(19,927,469)

Net Assets:
Beginning of period	291,544,352	311,471,821
End of period	$313,305,081	$291,544,352

Capital Share Transactions:
Shares sold:
Institutional Class	3,218,416	3,129,446
Shares reinvested:
Institutional Class	103,567	175,658
Shares redeemed:
Institutional Class	(4,483,087)	(4,725,339)
Total increase (decrease) in capital share transactions	(1,161,104)	(1,420,235)

See accompanying Notes to Financial Statements.

41

WCM Small Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(216,455)	$(170,234)
Net realized gain (loss) on investments	113,208	5,454,622
Net change in unrealized appreciation (depreciation) on investments	3,722,939	(3,585,744)
Net increase (decrease) in net assets resulting from operations	3,619,692	1,698,644

Distributions to Shareholders:
Investor Class	(2,589)	-
Institutional Class	(418,813)	-
Total distributions to shareholders	(421,402)	-

Capital Transactions:
Net proceeds from shares sold:
Investor Class	151,152	1,500
Institutional Class	10,283,416	9,301,319
Reinvestment of distributions:
Investor Class	2,589	-
Institutional Class	402,458	-
Cost of shares redeemed:
Investor Class	(7,969)	(1,671)
Institutional Class	(10,508,642)	(11,402,880)
Net increase (decrease) in net assets from capital transactions	323,004	(2,101,732)

Total increase (decrease) in net assets	3,521,294	(403,088)

Net Assets:
Beginning of period	40,123,969	40,527,057
End of period	$43,645,263	$40,123,969

Capital Share Transactions:
Shares sold:
Investor Class	11,278	119
Institutional Class	852,130	729,499
Shares reinvested:
Investor Class	189	-
Institutional Class	28,996	-
Shares redeemed:
Investor Class	(647)	(132)
Institutional Class	(841,228)	(895,103)
Total increase (decrease) in capital share transactions	50,718	(165,617)

See accompanying Notes to Financial Statements.

42

WCM SMID Quality Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(53,625)	$(158,572)
Net realized gain (loss) on investments	16,036,715	21,321,713
Net change in unrealized appreciation (depreciation) on investments	(18,858,486)	(14,338,688)
Net increase (decrease) in net assets resulting from operations	(2,875,396)	6,824,453

Distributions to Shareholders:
Investor Class	(37,428)	(31,568)
Institutional Class	(4,902,795)	(10,131,208)
Total distributions to shareholders	(4,940,223)	(10,162,776)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	150	89,941
Institutional Class	10,752,200	9,641,000
Reinvestment of distributions:
Investor Class	37,428	31,568
Institutional Class	4,769,202	3,295,005
Cost of shares redeemed:
Investor Class	(156,564)	(135,807)
Institutional Class	(72,444,092)	(86,317,938)
Net increase (decrease) in net assets from capital transactions	(57,041,676)	(73,396,231)

Total increase (decrease) in net assets	(64,857,295)	(76,734,554)

Net Assets:
Beginning of period	66,348,326	143,082,880
End of period	$1,491,031	$66,348,326

Capital Share Transactions:
Shares sold:
Investor Class	46	6,852
Institutional Class	1,117,982	733,177
Shares reinvested:
Investor Class	11,552	2,503
Institutional Class	1,386,396	257,021
Shares redeemed:
Investor Class	(13,631)	(10,607)
Institutional Class	(7,619,154)	(7,150,860)
Total increase (decrease) in capital share transactions	(5,116,809)	(6,161,914)

See accompanying Notes to Financial Statements.

43

WCM China Quality Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$2,711	$27,808
Net realized gain (loss) on investments and foreign currency transactions	205,740	(1,308,388)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	154,237	937,298
Net increase (decrease) in net assets resulting from operations	362,688	(343,282)

Distributions to Shareholders:
Investor Class	(6,486)	(2,971)
Institutional Class	(104,029)	(36,943)
Total distributions to shareholders	(110,515)	(39,914)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	10,773	66,674
Institutional Class	470,097	169,443
Reinvestment of distributions:
Investor Class	6,486	2,971
Institutional Class	104,029	36,943
Cost of shares redeemed:
Investor Class	(74,477)	(45,556)
Institutional Class	(937,007)	(2,556,812)
Net increase (decrease) in net assets from capital transactions	(420,099)	(2,326,337)

Total increase (decrease) in net assets	(167,926)	(2,709,533)

Net Assets:
Beginning of period	1,872,173	4,581,706
End of period	$1,704,247	$1,872,173

Capital Share Transactions:
Shares sold:
Investor Class	1,109	7,964
Institutional Class	48,244	20,417
Shares reinvested:
Investor Class	658	343
Institutional Class	10,487	4,241
Shares redeemed:
Investor Class	(7,975)	(5,278)
Institutional Class	(95,152)	(314,446)
Total increase (decrease) in capital share transactions	(42,629)	(286,759)

See accompanying Notes to Financial Statements.

44

WCM Focused International Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$394,979	$91,656
Net realized gain (loss) on investments and foreign currency transactions	2,804,083	995,515
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	12,600,048	(96,869)
Net increase (decrease) in net assets resulting from operations	15,799,110	990,302

Distributions to Shareholders:
Investor Class	(4,242)	(737)
Institutional Class	(2,158,590)	(136,037)
Total distributions to shareholders	(2,162,832)	(136,774)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	403,518	25,588
Institutional Class	75,020,218	1,398,315
Reinvestment of distributions:
Investor Class	4,215	683
Institutional Class	2,153,500	136,037
Cost of shares redeemed:
Investor Class	(18,172)	(30)
Institutional Class	(3,432,498)	(4,052,731)
Net increase (decrease) in net assets from capital transactions	74,130,781	(2,492,138)

Total increase (decrease) in net assets	87,767,059	(1,638,610)

Net Assets:
Beginning of period	9,431,305	11,069,915
End of period	$97,198,364	$9,431,305

Capital Share Transactions:
Shares sold:
Investor Class	20,182	1,722
Institutional Class	4,185,394	97,413
Shares reinvested:
Investor Class	212	44
Institutional Class	107,837	8,822
Shares redeemed:
Investor Class	(910)	(2)
Institutional Class	(180,955)	(300,141)
Total increase (decrease) in capital share transactions	4,131,760	(192,142)

See accompanying Notes to Financial Statements.

45

WCM Focused International Opportunities Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$2,634	$20,868
Net realized gain (loss) on investments, foreign currency transactions and deferred non-U.S. taxes	4,677,336	3,201,846
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations and deferred non-U.S. taxes	5,184,124	(1,333,513)
Net increase (decrease) in net assets resulting from operations	9,864,094	1,889,201

Distributions to Shareholders:
Investor Class	(6,165)	(2,577)
Institutional Class	(210,367)	(714,799)
Total distributions to shareholders	(216,532)	(717,376)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	2,145,838	85,911
Institutional Class	13,231,477	9,267,761
Reinvestment of distributions:
Investor Class	6,165	2,576
Institutional Class	209,924	713,349
Cost of shares redeemed:
Investor Class	(669,619)	(86,809)
Institutional Class	(7,836,156)	(13,622,102)
Net increase (decrease) in net assets from capital transactions	7,087,629	(3,639,314)

Total increase (decrease) in net assets	16,735,191	(2,467,489)

Net Assets:
Beginning of period	34,504,044	36,971,533
End of period	$51,239,235	$34,504,044

Capital Share Transactions:
Shares sold:
Investor Class	171,278	8,692
Institutional Class	1,048,276	944,341
Shares reinvested:
Investor Class	482	248
Institutional Class	16,286	68,328
Shares redeemed:
Investor Class	(54,654)	(8,902)
Institutional Class	(719,724)	(1,366,900)
Total increase (decrease) in capital share transactions	461,944	(354,193)

See accompanying Notes to Financial Statements.

46

WCM Mid Cap Quality Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$16,632	$(935)
Net realized gain (loss) on investments	(132,582)	75,718
Net change in unrealized appreciation (depreciation) on investments	(248,578)	(11,302)
Net increase (decrease) in net assets resulting from operations	(364,528)	63,481

Distributions to Shareholders:
Investor Class	(412)	(763)
Institutional Class	(32,978)	(57,441)
Class Y*	(152,893)	(555)
Total distributions to shareholders	(186,283)	(58,759)

Capital Transactions:
Net proceeds from shares sold:
Institutional Class	501,565	587,354
Class Y*	5,145,059	1,300,000
Reinvestment of distributions:
Investor Class	413	763
Institutional Class	32,979	57,441
Class Y*	318	554
Cost of shares redeemed:
Institutional Class	(544,317)	(204,007)
Class Y*	(2,754,074)	-
Net increase (decrease) in net assets from capital transactions	2,381,943	1,742,105

Total increase (decrease) in net assets	1,831,132	1,746,827

Net Assets:
Beginning of period	2,654,232	907,405
End of period	$4,485,364	$2,654,232

Capital Share Transactions:
Shares sold:
Institutional Class	43,901	47,926
Class Y*	437,590	104,660
Shares reinvested:
Investor Class	38	59
Institutional Class	3,051	4,436
Class Y*	29	43
Shares redeemed:
Institutional Class	(44,289)	(15,635)
Class Y*	(245,638)	-
Total increase (decrease) in capital share transactions	194,682	141,489

*	Class Y shares commenced operations on November 29, 2024.

See accompanying Notes to Financial Statements.

47

WCM Focused Emerging Markets ex China Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$75,742	$17,442
Net realized gain (loss) on investments, foreign currency transactions and deferred non-U.S. taxes	2,375,083	449,471
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations and deferred non-U.S. taxes	4,970,957	567,730
Net increase (decrease) in net assets resulting from operations	7,421,782	1,034,643

Distributions to Shareholders:
Investor Class	(1,318)	(429)
Institutional Class	(1,838,821)	(390,937)
Total distributions to shareholders	(1,840,139)	(391,366)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	-	31,415
Institutional Class	9,230,795	7,760,085
Reinvestment of distributions:
Investor Class	1,317	429
Institutional Class	1,838,822	390,937
Cost of shares redeemed:
Investor Class	-	(34,295)
Institutional Class	(3,578,430)	(867,562)
Net increase (decrease) in net assets from capital transactions	7,492,504	7,281,009

Total increase (decrease) in net assets	13,074,147	7,924,286

Net Assets:
Beginning of period	14,483,724	6,559,438
End of period	$27,557,871	$14,483,724

Capital Share Transactions:
Shares sold:
Investor Class	-	2,268
Institutional Class	571,940	537,195
Shares reinvested:
Investor Class	73	29
Institutional Class	101,874	26,290
Shares redeemed:
Investor Class	-	(2,268)
Institutional Class	(203,496)	(61,658)
Total increase (decrease) in capital share transactions	470,391	501,856

See accompanying Notes to Financial Statements.

48

WCM Focused International Growth Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,			For the Period May 1, 2022 through December 31,	For the Year Ended April 30,
	2025	2024	2023	2022^	2022	2021
Net asset value, beginning of period	$21.42	$22.44	$19.44	$20.43	$26.00	$17.10
Income from Investment Operations:
Net investment income (loss)[1]	(0.05)	(0.03)	(0.05)	(0.04)	(0.18)	(0.14)
Net realized and unrealized gain (loss)	4.45	1.73	3.20	(0.93)	(4.12)	9.39
Total from investment operations	4.40	1.70	3.15	(0.97)	(4.30)	9.25

Less Distributions:
From net investment income	(0.15)	-	-	-	-	(0.01)
From net realized gain	(1.21)	(2.72)	(0.15)	(0.02)	(1.27)	(0.34)
Total distributions	(1.36)	(2.72)	(0.15)	(0.02)	(1.27)	(0.35)
Net asset value, end of period	$24.46	$21.42	$22.44	$19.44	$20.43	$26.00

Total return[2]	20.56%	6.71%	16.24%	(4.75)%[3]	(17.75)%	54.28%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$752,615	$685,789	$719,670	$695,036	$1,106,334	$1,537,934

Ratio of expenses to average net assets:	1.30%[4]	1.29%[4]	1.29%[4]	1.29%[5]	1.31%	1.30%
Ratio of net investment income (loss) to average net assets:	(0.19)%	(0.13)%	(0.22)%	(0.34)%[5]	(0.68)%	(0.62)%

Portfolio turnover rate	23%	36%	33%	17%[3]	23%	25%

^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	If interest expense and tax reclaim service fees had been excluded, the expense ratios would have been lowered by 0.00% for the years ended December 31, 2025, December 31, 2024, and December 31, 2023.
[5]	Annualized.

See accompanying Notes to Financial Statements.

49

WCM Focused International Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,			For the Period May 1, 2022 through December 31,	For the Year Ended April 30,
	2025	2024	2023	2022^	2022	2021
Net asset value, beginning of period	$21.76	$22.76	$19.66	$20.64	$26.18	$17.17
Income from Investment Operations:
Net investment income (loss)[1]	0.01	0.03	0.01	(0.01)	(0.11)	(0.08)
Net realized and unrealized gain (loss)	4.53	1.75	3.24	(0.95)	(4.16)	9.44
Total from investment operations	4.54	1.78	3.25	(0.96)	(4.27)	9.36

Less Distributions:
From net investment income	(0.21)	(0.06)	-	-	-	(0.01)
From net realized gain	(1.21)	(2.72)	(0.15)	(0.02)	(1.27)	(0.34)
Total distributions	(1.42)	(2.78)	(0.15)	(0.02)	(1.27)	(0.35)
Net asset value, end of period	$24.88	$21.76	$22.76	$19.66	$20.64	$26.18

Total return[2]	20.90%	6.95%	16.56%	(4.65)%[3]	(17.51)%	54.73%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$19,360,938	$16,559,694	$16,758,010	$15,390,849	$19,083,250	$22,891,438

Ratio of expenses to average net assets:	1.05%[4]	1.04%[4]	1.04%[4]	1.04%[5]	1.06%	1.05%
Ratio of net investment income (loss) to average net assets:	0.06%	0.12%	0.03%	(0.09)%[5]	(0.43)%	(0.37)%

Portfolio turnover rate	23%	36%	33%	17%[3]	23%	25%

^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	If interest expense and tax reclaim service fees had been excluded, the expense ratios would have been lowered by 0.00% for the years ended December 31, 2025, December 31, 2024, and December 31, 2023.
[5]	Annualized.

See accompanying Notes to Financial Statements.

50

WCM Focused Emerging Markets Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,			For the Period May 1, 2022 through December 31,	For the Year Ended April 30,
	2025	2024	2023	2022^	2022	2021
Net asset value, beginning of period	$14.55	$13.25	$12.73	$14.00	$19.89	$12.71
Income from Investment Operations:
Net investment income (loss)[1]	-	(0.04)	0.03	0.01	(0.11)	(0.19)
Net realized and unrealized gain (loss)	4.53	1.34	0.51	(1.24)	(4.96)	7.54
Total from investment operations	4.53	1.30	0.54	(1.23)	(5.07)	7.35

Less Distributions:
From net investment income	-	-	(0.02)	(0.04)	-	-
From net realized gain	-	-	-	-	(0.82)	(0.17)
Total distributions	-	-	(0.02)	(0.04)	(0.82)	(0.17)
Net asset value, end of period	$19.08	$14.55	$13.25	$12.73	$14.00	$19.89

Total return[2]	31.13%	9.81%	4.25%	(8.78)%[3]	(26.54)%	57.93%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$121,733	$91,033	$89,359	$125,641	$141,593	$55,369

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.63%[4]	1.56%[4]	1.52%	1.62%[5]	1.59%	1.53%
After fees waived and expenses absorbed	1.50%[4]	1.51%[4]	1.50%	1.50%[5]	1.50%	1.50%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.12)%	(0.33)%	0.21%	0.00%[5]	(0.71)%	(1.07)%
After fees waived and expenses absorbed	0.01%	(0.28)%	0.23%	0.12%[5]	(0.62)%	(1.04)%

Portfolio turnover rate	57%	67%	62%	18%[3]	39%	35%

^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	If tax expense and interest expense had been excluded, the expense ratios would have been lowered by 0.00% and 0.01%, for the year ended December 31, 2025 and 2024, respectively.
[5]	Annualized.

See accompanying Notes to Financial Statements.

51

WCM Focused Emerging Markets Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,			For the Period May 1, 2022 through December 31,	For the Year Ended April 30,
	2025	2024	2023	2022^	2022	2021
Net asset value, beginning of period	$14.75	$13.40	$12.88	$14.16	$20.06	$12.78
Income from Investment Operations:
Net investment income (loss)[1]	0.04	-	0.06	0.03	(0.07)	(0.15)
Net realized and unrealized gain (loss)	4.60	1.35	0.52	(1.25)	(5.01)	7.60
Total from investment operations	4.64	1.35	0.58	(1.22)	(5.08)	7.45

Less Distributions:
From net investment income	-	-	(0.06)	(0.06)	-	-
From net realized gain	-	-	-	-	(0.82)	(0.17)
Total distributions	-	-	(0.06)	(0.06)	(0.82)	(0.17)
Net asset value, end of period	$19.39	$14.75	$13.40	$12.88	$14.16	$20.06

Total return[2]	31.46%	10.07%	4.54%	(8.62)%[3]	(26.36)%	58.39%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$772,738	$819,437	$1,101,465	$1,309,276	$1,717,091	$2,116,203

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.38%[4]	1.31%[4]	1.27%	1.37%[5]	1.34%	1.28%
After fees waived and expenses absorbed	1.25%[4]	1.26%[4]	1.25%	1.25%[5]	1.25%	1.25%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.13%	(0.08)%	0.46%	0.25%[5]	(0.46)%	(0.82)%
After fees waived and expenses absorbed	0.26%	(0.03)%	0.48%	0.37%[5]	(0.37)%	(0.79)%

Portfolio turnover rate	57%	67%	62%	18%[3]	39%	35%

^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	If tax expense and interest expense had been excluded, the expense ratios would have been lowered by 0.00% and 0.01%, for the year ended December 31, 2025 and 2024, respectively.
[5]	Annualized.

See accompanying Notes to Financial Statements.

52

WCM International Small Cap Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,			For the Period May 1, 2022 through December 31,	For the Year Ended April 30,
	2025	2024	2023	2022^	2022	2021
Net asset value, beginning of period	$20.77	$20.16	$16.49	$20.22	$28.63	$16.80
Income from Investment Operations:
Net investment income (loss)[1]	(0.06)	0.06	0.05	(0.02)	(0.18)	(0.19)
Net realized and unrealized gain (loss)	3.83	0.82	3.62	(3.71)	(5.30)	12.76
Net increase from payments by affiliates	-	-	-	-	-	- [2]
Total from investment operations	3.77	0.88	3.67	(3.73)	(5.48)	12.57

Less Distributions:
From net investment income	(0.20)	(0.27)	-	-	-	-
From net realized gain	-	-	-	-	(2.93)	(0.74)
Total distributions	(0.20)	(0.27)	-	-	(2.93)	(0.74)
Net asset value, end of period	$24.34	$20.77	$20.16	$16.49	$20.22	$28.63

Total return[3]	18.14%	4.32%	22.26%	(18.45)%[4]	(22.04)%	75.46%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$313,305	$291,544	$311,472	$293,250	$533,268	$768,496

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.39%[6]	1.32%[6]	1.33%[6]	1.48%[7]	1.34%	1.34%
After fees waived and expenses absorbed	1.26%[6]	1.26%[6]	1.25%[6]	1.25%[7]	1.25%	1.25%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.37)%	0.22%	0.18%	(0.44)%[7]	(0.73)%	(0.84)%
After fees waived and expenses absorbed	(0.24)%	0.28%	0.26%	(0.21)%[7]	(0.64)%	(0.75)%

Portfolio turnover rate	116%	107%	81%	56%[4]	87%	82%

^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	The Advisor reimbursed the Fund $2,951 for losses from a trade error. Payment had no impact to the total return.
[6]	If interest expense and tax reclaim service fees had been excluded, the expense ratios would have been lowered by 0.01%, 0.01%, and 0.00% for the years ended December 31, 2025, December 31, 2024, and December 31, 2023, respectively.
[7]	Annualized.

See accompanying Notes to Financial Statements.

53

WCM Small Cap Growth Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,			For the Period May 1, 2022 through December 31,	For the Year Ended April 30,
	2025	2024	2023	2022^	2022	2021
Net asset value, beginning of period	$12.69	$12.20	$10.55	$11.00	$15.71	$9.27
Income from Investment Operations:
Net investment income (loss)[1]	(0.10)	(0.08)	(0.07)	(0.06)	(0.16)	(0.16)
Net realized and unrealized gain (loss)	1.09	0.57	1.72	(0.37)	(3.28)	6.75
Total from investment operations	0.99	0.49	1.65	(0.43)	(3.44)	6.59

Less Distributions:
From net realized gain	(0.13)	-	-	(0.02)	(1.27)	(0.15)
Total distributions	(0.13)	-	-	(0.02)	(1.27)	(0.15)
Net asset value, end of period	$13.55	$12.69	$12.20	$10.55	$11.00	$15.71

Total return[2]	7.82%	4.02%	15.64%	(3.92)%[3]	(23.65)%	71.37%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$265	$111	$107	$94	$79	$78

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.04%[4]	2.04%[4]	2.11%	2.19%[5]	1.85%	2.33%
After fees waived and expenses absorbed	1.24%[4]	1.24%[4]	1.24%	1.30%[5,6]	1.50%	1.50%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.56)%	(1.45)%	(1.52)%	(1.74)%[5]	(1.48)%	(2.08)%
After fees waived and expenses absorbed	(0.76)%	(0.65)%	(0.65)%	(0.85)%[5]	(1.13)%	(1.25)%

Portfolio turnover rate	89%	83%	48%	45%[3]	57%	51%

^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3       Not annualized.

[4]	If interest expense had been excluded, the expense ratios would have been lowered by 0.00% for the years ended December 31, 2025 and December 31, 2024.
[5]	Annualized.
[6]	Effective July 1, 2022, the Advisor has contractually agreed to limit the annual fund operating expenses to 1.24%. Prior to July 1, 2022, the annual fund operating expense limitation was 1.50%.

See accompanying Notes to Financial Statements.

54

WCM Small Cap Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,			For the Period May 1, 2022 through December 31,	For the Year Ended April 30,
	2025	2024	2023	2022^	2022	2021
Net asset value, beginning of period	$12.86	$12.33	$10.64	$11.07	$15.77	$9.28
Income from Investment Operations:
Net investment income (loss)[1]	(0.07)	(0.05)	(0.05)	(0.04)	(0.12)	(0.14)
Net realized and unrealized gain (loss)	1.10	0.58	1.74	(0.37)	(3.31)	6.78
Total from investment operations	1.03	0.53	1.69	(0.41)	(3.43)	6.64

Less Distributions:
From net realized gain	(0.13)	-	-	(0.02)	(1.27)	(0.15)
Total distributions	(0.13)	-	-	(0.02)	(1.27)	(0.15)
Net asset value, end of period	$13.76	$12.86	$12.33	$10.64	$11.07	$15.77

Total return[2]	8.03%	4.30%	15.88%	(3.72)%[3]	(23.49)%	71.84%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$43,380	$40,013	$40,420	$32,916	$40,438	$58,164

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.79%[4]	1.79%[4]	1.86%	1.94%[5]	1.60%	2.08%
After fees waived and expenses absorbed	0.99%[4]	0.99%[4]	0.99%	1.05%[5,6]	1.25%	1.25%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.31)%	(1.20)%	(1.27)%	(1.49)%[5]	(1.23)%	(1.83)%
After fees waived and expenses absorbed	(0.51)%	(0.40)%	(0.40)%	(0.60)%[5]	(0.88)%	(1.00)%

Portfolio turnover rate	89%	83%	48%	45%[3]	57%	51%

^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	If interest expense had been excluded, the expense ratios would have been lowered by 0.00% for the years ended December 31, 2025 and December 31, 2024.
[5]	Annualized.
[6]	Effective July 1, 2022, the Advisor has contractually agreed to limit the annual fund operating expenses to 0.99%. Prior to July 1, 2022, the annual fund operating expense limitation was 1.25%.

See accompanying Notes to Financial Statements.

55

WCM SMID Quality Value Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,			For the Period May 1, 2022 through December 31,	For the Year Ended April 30,
	2025	2024	2023	2022^	2022	2021
Net asset value, beginning of period	$11.78	$12.08	$9.84	$10.30	$12.11	$7.71
Income from Investment Operations:
Net investment income (loss)[1]	(0.04)	(0.06)	(0.04)	(0.04)	(0.08)	(0.07)
Net realized and unrealized gain (loss)	(1.04)	1.71	2.38	(0.24)	(0.97)	4.47
Total from investment operations	(1.08)	1.65	2.34	(0.28)	(1.05)	4.40

Less Distributions:
From net realized gain	(7.36)	(1.95)	(0.10)	(0.18)	(0.76)	-
Total distributions	(7.36)	(1.95)	(0.10)	(0.18)	(0.76)	-
Net asset value, end of period	$3.34	$11.78	$12.08	$9.84	$10.30	$12.11

Total return[2]	(7.27)%	12.59%	23.83%	(2.71)%[3]	(9.29)%	57.07%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$56	$220	$241	$196	$169	$161

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.84%[4]	1.70%[4]	1.52%	1.64%[5]	1.77%	1.97%
After fees waived and expenses absorbed	1.10%[4]	1.15%[4]	1.10%	1.23%[5,6]	1.25%	1.25%[7]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.10)%	(1.01)%	(0.79)%	(0.98)%[5]	(1.26)%	(1.43)%
After fees waived and expenses absorbed	(0.36)%	(0.46)%	(0.37)%	(0.57)%[5]	(0.74)%	(0.71)%

Portfolio turnover rate	39%	15%	22%	53%[3]	32%	32%

^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	If interest expense had been excluded, the expense ratios would have been lowered by 0.00% for the years ended December 31, 2025 and December 31, 2024.
[5]	Annualized.
[6]	Effective November 30, 2022, the Advisor has contractually agreed to limit the annual fund operating expenses to 1.10%. Prior to November 30, 2022, the annual fund operating expense limitation was 1.25%.
[7]	Effective July 1, 2020, the Advisor has contractually agreed to limit the annual fund operating expenses to 1.25%. Prior to July 1, 2020, the annual fund operating expense limitation was 1.50%.

See accompanying Notes to Financial Statements.

56

WCM SMID Quality Value Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,			For the Period May 1, 2022 through December 31,	For the Year Ended April 30,
	2025	2024	2023	2022^	2022	2021
Net asset value, beginning of period	$11.98	$12.23	$9.94	$10.38	$12.17	$7.73
Income from Investment Operations:
Net investment income (loss)[1]	(0.01)	(0.03)	(0.01)	(0.02)	(0.06)	(0.05)
Net realized and unrealized gain (loss)	(1.06)	1.73	2.40	(0.24)	(0.97)	4.49
Total from investment operations	(1.07)	1.70	2.39	(0.26)	(1.03)	4.44

Less Distributions:
From net realized gain	(7.36)	(1.95)	(0.10)	(0.18)	(0.76)	-
Total distributions	(7.36)	(1.95)	(0.10)	(0.18)	(0.76)	-
Net asset value, end of period	$3.55	$11.98	$12.23	$9.94	$10.38	$12.17

Total return[2]	(7.00)%	12.84%	24.09%	(2.50)%[3]	(9.08)%	57.44%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,435	$66,128	$142,842	$117,974	$99,042	$99,267

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.59%[4]	1.45%[4]	1.27%	1.39%[5]	1.52%	1.72%
After fees waived and expenses absorbed	0.85%[4]	0.90%[4]	0.85%	0.98%[5,6]	1.00%	1.00%[7]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.84)%	(0.76)%	(0.54)%	(0.73)%[5]	(1.01)%	(1.18)%
After fees waived and expenses absorbed	(0.10)%	(0.21)%	(0.12)%	(0.32)%[5]	(0.49)%	(0.46)%

Portfolio turnover rate	39%	15%	22%	53%[3]	32%	32%

^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	If interest expense had been excluded, the expense ratios would have been lowered by 0.00% for the years ended December 31, 2025 and December 31, 2024.
[5]	Annualized.
[6]	Effective November 30, 2022, the Advisor has contractually agreed to limit the annual fund operating expenses to 0.85%. Prior to November 30, 2022, the annual fund operating expense limitation was 1.00%.
[7]	Effective July 1, 2020, the Advisor has contractually agreed to limit the annual fund operating expenses to 1.00%. Prior to July 1, 2020, the annual fund operating expense limitation was 1.25%.

See accompanying Notes to Financial Statements.

57

WCM China Quality Growth Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,			For the Period May 1, 2022 through December 31,	For the Year Ended April 30,
	2025	2024	2023	2022^	2022	2021
Net asset value, beginning of period	$8.62	$9.07	$11.22	$11.19	$18.05	$10.65
Income from Investment Operations:
Net investment income (loss)[1]	(0.01)	0.08	0.05	0.02	(0.11)	(0.17)
Net realized and unrealized gain (loss)	1.82	(0.36)	(2.13)	0.03	(5.44)	7.95
Net increase from payments by affiliates	-	-	-	-	-	- [2]
Total from investment operations	1.81	(0.28)	(2.08)	0.05	(5.55)	7.78

Less Distributions:
From net investment income	(0.65)	(0.17)	(0.07)	(0.02)	-	-
From net realized gain	-	-	-	-	(1.31)	(0.38)
Total distributions	(0.65)	(0.17)	(0.07)	(0.02)	(1.31)	(0.38)
Net asset value, end of period	$9.78	$8.62	$9.07	$11.22	$11.19	$18.05

Total return[3]	20.96%	(3.05)%	(18.49)%	0.42%[4]	(32.83)%	73.73%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$110	$150	$131	$157	$138	$177

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	18.16%[6]	13.45%[6,7]	5.46%[7]	4.52%[8]	3.92%	6.21%
After fees waived and expenses absorbed	1.52%[6]	1.63%[6,7]	1.50%[7]	1.50%[8]	1.50%	1.50%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(16.73)%	(10.94)%	(3.46)%	(2.70)%[8]	(3.09)%	(5.72)%
After fees waived and expenses absorbed	(0.09)%	0.88%	0.50%	0.32%[8]	(0.67)%	(1.01)%

Portfolio turnover rate	92%	74%	57%	26%[4]	56%	57%

^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	The Advisor reimbursed the Fund $1,692 for losses from a trade error. This reimbursement had a positive 0.10% impact on the total return.
[6]	If interest expense had been excluded, the expense ratios would have been lowered by 0.02% and 0.13% for the years ended December 31, 2025 and 2024, respectively.
[7]	If tax expense had been excluded, the expense ratios would have been lowered by 0.00% and 0.00% for the years ended December 31, 2024 and 2023, respectively.
[8]	Annualized.

See accompanying Notes to Financial Statements.

58

WCM China Quality Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,			For the Period May 1, 2022 through December 31,	For the Year Ended April 30,
	2025	2024	2023	2022^	2022	2021
Net asset value, beginning of period	$8.68	$9.12	$11.28	$11.25	$18.10	$10.65
Income from Investment Operations:
Net investment income (loss)[1]	0.02	0.10	0.08	0.04	(0.07)	(0.12)
Net realized and unrealized gain (loss)	1.82	(0.35)	(2.14)	0.02	(5.47)	7.95
Net increase from payments by affiliates	-	-	-	-	-	- [2]
Total from investment operations	1.84	(0.25)	(2.06)	0.06	(5.54)	7.83

Less Distributions:
From net investment income	(0.68)	(0.19)	(0.10)	(0.03)	-	-
From net realized gain	-	-	-	-	(1.31)	(0.38)
Total distributions	(0.68)	(0.19)	(0.10)	(0.03)	(1.31)	(0.38)
Net asset value, end of period	$9.84	$8.68	$9.12	$11.28	$11.25	$18.10

Total return[3]	21.19%	(2.73)%	(18.26)%	0.57%[4]	(32.68)%	74.20%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,594	$1,722	$4,451	$6,849	$10,629	$13,605

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	17.91%[6]	13.20%[6,7]	5.21%[7]	4.27%[8]	3.67%	5.96%
After fees waived and expenses absorbed	1.27%[6]	1.38%[6,7]	1.25%[7]	1.25%[8]	1.25%	1.25%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(16.48)%	(10.69)%	(3.21)%	(2.45)%[8]	(2.84)%	(5.47)%
After fees waived and expenses absorbed	0.16%	1.13%	0.75%	0.57%[8]	(0.42)%	(0.76)%

Portfolio turnover rate	92%	74%	57%	26%[4]	56%	57%

^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	The Advisor reimbursed the Fund $1,692 for losses from a trade error. This reimbursement had a positive 0.10% impact on the total return.
[6]	If interest expense had been excluded, the expense ratios would have been lowered by 0.02% and 0.13% for the years ended December 31, 2025 and 2024, respectively.
[7]	If tax expense had been excluded, the expense ratios would have been lowered by 0.00% and 0.00% for the years ended December 31, 2024 and 2023, respectively.
[8]	Annualized.

See accompanying Notes to Financial Statements.

59

WCM Focused International Equity Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,			For the Period May 1, 2022 through December 31,	For the Year Ended April 30,	For the Period June 29, 2020* through April 30,
	2025	2024	2023	2022^	2022	2021
Net asset value, beginning of period	$14.74	$13.31	$11.35	$12.04	$14.22	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.09	0.11	0.05	0.05	- [2]	(0.03)
Net realized and unrealized gain (loss)	5.90	1.51	2.00	(0.70)	(2.18)	4.25
Total from investment operations	5.99	1.62	2.05	(0.65)	(2.18)	4.22

Less Distributions:
From net investment income	(0.31)	(0.19)	(0.09)	(0.04)	-	-
From net realized gain	(0.13)	-	-	-	- [2]	-
Total distributions	(0.44)	(0.19)	(0.09)	(0.04)	- [2]	-
Net asset value, end of period	$20.29	$14.74	$13.31	$11.35	$12.04	$14.22

Total return[3]	40.74%	12.14%	18.08%	(5.43)%[4]	(15.31)%	42.20%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$473	$57	$28	$48	$78	$49

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.88%[5]	4.13%[5]	3.61%[5]	2.88%[6]	4.36%	18.35%[6]
After fees waived and expenses absorbed	1.10%[5]	1.33%[5,7]	1.51%[5]	1.50%[6]	1.50%	1.50%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.27)%	(2.05)%	(1.68)%	(0.76)%[6]	(2.86)%	(17.16)%[6]
After fees waived and expenses absorbed	0.51%	0.75%	0.42%	0.62%[6]	0.00%	(0.31)%[6]

Portfolio turnover rate	31%	47%	38%	43%[4]	23%	12%[4]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	If interest expense and tax expense had been excluded, the expense ratios would have been lowered by 0.00%, 0.04% and 0.01% for the years ended December 31, 2025, 2024 and 2023, respectively.
[6]	Annualized.
[7]	Effective July 1, 2024, the Advisor has contractually agreed to limit the annual operating expenses to 1.10%. Prior to July 1, 2024, the Advisor had contractually agreed to limit the annual operating expenses to 1.50%.

See accompanying Notes to Financial Statements.

60

WCM Focused International Equity Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,			For the Period May 1, 2022 through December 31,	For the Year Ended April 30,	For the Period June 29, 2020* through April 30,
	2025	2024	2023	2022^	2022	2021
Net asset value, beginning of period	$14.79	$13.34	$11.38	$12.09	$14.24	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.14	0.15	0.08	0.07	0.04	(0.01)
Net realized and unrealized gain (loss)	5.92	1.52	2.01	(0.71)	(2.19)	4.25
Total from investment operations	6.06	1.67	2.09	(0.64)	(2.15)	4.24

Less Distributions:
From net investment income	(0.34)	(0.22)	(0.13)	(0.07)	- [2]	-
From net realized gain	(0.13)	-	-	-	- [2]	-
Total distributions	(0.47)	(0.22)	(0.13)	(0.07)	- [2]	-
Net asset value, end of period	$20.38	$14.79	$13.34	$11.38	$12.09	$14.24

Total return[3]	41.03%	12.43%	18.43%	(5.28)%[4]	(15.07)%	42.40%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$96,725	$9,375	$11,042	$16,030	$16,775	$3,194

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.63%[5]	3.88%[5]	3.36%[5]	2.63%[6]	4.11%	18.10%[6]
After fees waived and expenses absorbed	0.85%[5]	1.08%[5,7]	1.26%[5]	1.25%[6]	1.25%	1.25%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.02)%	(1.80)%	(1.43)%	(0.51)%[6]	(2.61)%	(16.91)%[6]
After fees waived and expenses absorbed	0.76%	1.00%	0.67%	0.87%[6]	0.25%	(0.06)%[6]

Portfolio turnover rate	31%	47%	38%	43%[4]	23%	12%[4]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	If interest expense and tax expense had been excluded, the expense ratios would have been lowered by 0.00%, 0.04% and 0.01% for the years ended December 31, 2025, 2024 and 2023, respectively.
[6]	Annualized.
[7]	Effective July 1, 2024, the Advisor has contractually agreed to limit the annual operating expenses to 0.85%. Prior to July 1, 2024, the Advisor had contractually agreed to limit the annual operating expenses to 1.25%.

See accompanying Notes to Financial Statements.

61

WCM Focused International Opportunities Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,			For the Period May 1, 2022 through December 31,	For the Year Ended April 30,	For the Period March 30, 2021* through April 30,
	2025	2024	2023	2022^	2022	2021
Net asset value, beginning of period	$9.80	$9.55	$7.62	$8.33	$10.85	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.03)	(0.02)	(0.01)	(0.02)	(0.11)	- [2]
Net realized and unrealized gain (loss)	3.11	0.44	1.96	(0.69)	(2.40)	0.85
Total from investment operations	3.08	0.42	1.95	(0.71)	(2.51)	0.85

Less Distributions:
From net investment income	(0.04)	(0.17)	(0.02)	-	-	-
From net realized gain	-	-	-	-	(0.01)	-
Total distributions	(0.04)	(0.17)	(0.02)	-	(0.01)	-
Net asset value, end of period	$12.84	$9.80	$9.55	$7.62	$8.33	$10.85

Total return[3]	31.45%	4.34%	25.65%	(8.52)%[4]	(23.14)%	8.50%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,696	$147	$142	$87	$92	$11

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.32%[5]	2.12%[5]	2.30%	2.84%[6]	5.20%	60.78%[6]
After fees waived and expenses absorbed	1.31%[5,7]	1.50%[5]	1.50%	1.50%[6]	1.50%	1.50%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.25)%	(0.82)%	(0.89)%	(1.72)%[6]	(4.77)%	(59.25)%[6]
After fees waived and expenses absorbed	(0.24)%	(0.20)%	(0.09)%	(0.38)%[6]	(1.07)%	0.03%[6]

Portfolio turnover rate	112%	115%	87%	74%[4]	59%	3%[4]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	If interest expense and tax expense had been excluded, the expense ratios would have been lowered by 0.01% and 0.00% for the year ended December 31, 2025 and 2024, respectively.
[6]	Annualized.
[7]	Effective April 1, 2025, the Advisor has contractually agreed to limit the annual fund operating expenses to 1.25%. Prior to April 1, 2025, the annual fund operating expense limitation was 1.50%.

See accompanying Notes to Financial Statements.

62

WCM Focused International Opportunities Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,			For the Period May 1, 2022 through December 31,	For the Year Ended April 30,	For the Period March 30, 2021* through April 30,
	2025	2024	2023	2022^	2022	2021
Net asset value, beginning of period	$9.86	$9.59	$7.66	$8.35	$10.86	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	-	0.01	0.01	(0.01)	(0.09)	- [2]
Net realized and unrealized gain (loss)	3.13	0.46	1.96	(0.68)	(2.41)	0.86
Total from investment operations	3.13	0.47	1.97	(0.69)	(2.50)	0.86

Less Distributions:
From net investment income	(0.05)	(0.20)	(0.04)	-	-	-
From net realized gain	-	-	-	-	(0.01)	-
Total distributions	(0.05)	(0.20)	(0.04)	-	(0.01)	-
Net asset value, end of period	$12.94	$9.86	$9.59	$7.66	$8.35	$10.86

Total return[3]	31.80%	4.74%	25.80%	(8.26)%[4]	(23.02)%	8.60%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$49,543	$34,357	$36,829	$24,276	$21,038	$766

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.07%[5]	1.87%[5]	2.05%	2.59%[6]	4.95%	60.53%[6]
After fees waived and expenses absorbed	1.06%[5,7]	1.25%[5]	1.25%	1.25%[6]	1.25%	1.25%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.00)%	(0.57)%	(0.64)%	(1.47)%[6]	(4.52)%	(59.00)%[6]
After fees waived and expenses absorbed	0.01%	0.05%	0.16%	(0.13)%[6]	(0.82)%	0.28%[6]

Portfolio turnover rate	112%	115%	87%	74%[4]	59%	3%[4]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	If interest expense and tax expense had been excluded, the expense ratios would have been lowered by 0.01% and 0.00% for the year ended December 31, 2025 and 2024, respectively.
[6]	Annualized.
[7]	Effective April 1, 2025, the Advisor has contractually agreed to limit the annual fund operating expenses to 1.00%. Prior to April 1, 2025, the annual fund operating expense limitation was 1.25%.

See accompanying Notes to Financial Statements.

63

WCM Mid Cap Quality Value Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,			For the Period July 28, 2022* through December 31,
	2025	2024	2023	2022^
Net asset value, beginning of period	$12.12	$11.73	$9.27	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	-	(0.04)	(0.03)	(0.01)
Net realized and unrealized gain (loss)	(0.91)	1.16	2.68	(0.72)
Total from investment operations	(0.91)	1.12	2.65	(0.73)

Less Distributions:
From net investment income	(0.01)	(0.01)	(0.01)	-
From net realized gain	(0.36)	(0.72)	(0.18)	-
Total distributions	(0.37)	(0.73)	(0.19)	-
Net asset value, end of period	$10.84	$12.12	$11.73	$9.27

Total return[2]	(7.47)%	9.16%	28.72%	(7.30)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$12	$13	$12	$9

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	8.01%[4]	25.72%[4]	36.72%	56.33%[5]
After fees waived and expenses absorbed	0.99%[4]	1.23%[4,6]	1.25%	1.25%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(7.01)%	(24.83)%	(35.78)%	(55.37)%[5]
After fees waived and expenses absorbed	0.01%	(0.34)%	(0.31)%	(0.29)%[5]

Portfolio turnover rate	66%	27%	15%	13%[3]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	If interest expense and tax expense had been excluded, the expense ratios would have been lowered by 0.01% and 0.00% for the year ended December 31, 2025 and 2024, respectively.
[5]	Annualized.
[6]	Effective November 29, 2024, the Advisor has contractually agreed to limit the annual fund operating expenses to 1.05%. Prior to November 29, 2024, the annual fund operating expense limitation was 1.25%.

See accompanying Notes to Financial Statements.

64

WCM Mid Cap Quality Value Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,			For the Period July 28, 2022* through December 31,
	2025	2024	2023	2022^
Net asset value, beginning of period	$12.13	$11.74	$9.27	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.03	(0.01)	(0.01)	- [2]
Net realized and unrealized gain (loss)	(0.91)	1.16	2.70	(0.72)
Total from investment operations	(0.88)	1.15	2.69	(0.72)

Less Distributions:
From net investment income	(0.04)	(0.04)	(0.04)	(0.01)
From net realized gain	(0.36)	(0.72)	(0.18)	-
Total distributions	(0.40)	(0.76)	(0.22)	(0.01)
Net asset value, end of period	$10.85	$12.13	$11.74	$9.27

Total return[3]	(7.23)%	9.40%	29.13%	(7.22)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,255	$1,371	$895	$571

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	7.77%[5]	25.44%[5]	36.47%	56.08%[6]
After fees waived and expenses absorbed	0.75%[5]	0.98%[5,7]	1.00%	1.00%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(6.76)%	(24.55)%	(35.53)%	(55.12)%[6]
After fees waived and expenses absorbed	0.26%	(0.09)%	(0.06)%	(0.04)%[6]

Portfolio turnover rate	66%	27%	15%	13%[4]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	If interest expense and tax expense had been excluded, the expense ratios would have been lowered by 0.01% and 0.00% for the year ended December 31, 2025 and 2024, respectively.
[6]	Annualized.
[7]	Effective November 29, 2024, the Advisor has contractually agreed to limit the annual fund operating expenses to 0.80%. Prior to November 29, 2024, the annual fund operating expense limitation was 1.00%.

See accompanying Notes to Financial Statements.

65

WCM Mid Cap Quality Value Fund

FINANCIAL HIGHLIGHTS

Class Y

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,	For the Period November 29, 2024* through December 31,
	2025	2024
Net asset value, beginning of period	$12.13	$13.74
Income from Investment Operations:
Net investment income (loss)[1]	0.04	- [2]
Net realized and unrealized gain (loss)	(0.91)	(0.85)
Total from investment operations	(0.87)	(0.85)

Less Distributions:
From net investment income	(0.05)	(0.04)
From net realized gain	(0.36)	(0.72)
Total distributions	(0.41)	(0.76)
Net asset value, end of period	$10.85	$12.13

Total return[3]	(7.14)%	(6.52)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,218	$1,270

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	7.68%[5]	18.93%[5,6]
After fees waived and expenses absorbed	0.66%[5]	0.65%[5,6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(6.67)%	(18.14)%[6]
After fees waived and expenses absorbed	0.35%	0.14%[6]

Portfolio turnover rate	66%	27%

*	Class Y commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	If interest expense and tax expense had been excluded, the expense ratios would have been lowered by 0.01% and 0.00% for the year ended December 31, 2025 and 2024, respectively.
[6]	Annualized.

See accompanying Notes to Financial Statements.

66

WCM Focused Emerging Markets ex China Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,			For the Period December 29, 2022* through December 31,
	2025	2024	2023	2022
Net asset value, beginning of period	$14.24	$12.75	$9.91	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.02	(0.01)	0.02	-
Net realized and unrealized gain (loss)	5.52	1.93	2.82	(0.09)
Total from investment operations	5.54	1.92	2.84	(0.09)

Less Distributions:
From net investment income	-	-	- [2]	-
From net realized gain	(1.28)	(0.43)	-	-
Total distributions	(1.28)	(0.43)	-	-
Net asset value, end of period	$18.50	$14.24	$12.75	$9.91

Total return[3]	39.15%	14.91%	28.70%	(0.90)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$20	$15	$13	$10

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.16%[5]	4.78%	16.78%	416.99%[6]
After fees waived and expenses absorbed	1.50%[5]	1.50%	1.50%	1.50%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.56)%	(3.33)%	(15.07)%	(416.99)%[6]
After fees waived and expenses absorbed	0.10%	(0.05)%	0.21%	(1.50)%[6]

Portfolio turnover rate	66%	65%	37%	-%[4]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	If interest expense had been excluded, the expense ratios would have been lowered by 0.00% for the year ended December 31, 2025.
[6]	Annualized.

See accompanying Notes to Financial Statements.

67

WCM Focused Emerging Markets ex China Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,			For the Period December 29, 2022* through December 31,
	2025	2024	2023	2022
Net asset value, beginning of period	$14.25	$12.75	$9.91	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.06	0.03	0.05	-
Net realized and unrealized gain (loss)	5.53	1.93	2.82	(0.09)
Total from investment operations	5.59	1.96	2.87	(0.09)

Less Distributions:
From net investment income	(0.03)	(0.03)	(0.03)	-
From net realized gain	(1.28)	(0.43)	-	-
Total distributions	(1.31)	(0.46)	(0.03)	-
Net asset value, end of period	$18.53	$14.25	$12.75	$9.91

Total return[2]	39.49%	15.21%	29.00%	(0.90)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$27,537	$14,469	$6,547	$485

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.91%[4]	4.53%	16.53%	416.74%[5]
After fees waived and expenses absorbed	1.25%[4]	1.25%	1.25%	1.25%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.31)%	(3.08)%	(14.82)%	(416.74)%[5]
After fees waived and expenses absorbed	0.35%	0.20%	0.46%	(1.25)%[5]

Portfolio turnover rate	66%	65%	37%	-%[3]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	If interest expense had been excluded, the expense ratios would have been lowered by 0.00% for the year ended December 31, 2025.
[5]	Annualized.

See accompanying Notes to Financial Statements.

68

WCM Funds

NOTES TO FINANCIAL STATEMENTS

December 31, 2025

Note 1 – Organization

WCM Focused International Growth Fund (‘‘International Growth” or “International Growth Fund”), WCM Focused Emerging Markets Fund (“Emerging Markets” or “Emerging Markets Fund”), WCM International Small Cap Growth Fund (the ‘‘International Small Cap Growth” or “International Small Cap Growth Fund”), WCM Small Cap Growth Fund (“Small Cap Growth” or “Small Cap Growth Fund”), WCM SMID Quality Value Fund (“SMID Quality Value” or “SMID Quality Value Fund”), WCM China Quality Growth Fund (“China Quality Growth” or “China Quality Growth Fund”), WCM Focused International Equity Fund (“International Equity” or “International Equity Fund”) (formerly WCM Focused International Value Fund), WCM Focused International Opportunities Fund (“International Opportunities” or “International Opportunities Fund”), WCM Mid Cap Quality Value Fund (“Mid Cap Quality Value” or “Mid Cap Quality Value Fund”), and WCM Focused Emerging Markets ex China Fund (“Emerging Markets ex China” or “Emerging Markets ex China Fund”), (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The International Growth Fund, Emerging Markets Fund, International Small Cap Growth Fund, Small Cap Growth Fund, SMID Quality Value Fund, International Equity Fund, International Opportunities Fund, Mid Cap Quality Value Fund, and Emerging Markets ex China Fund are diversified Funds. The China Quality Growth Fund is a non-diversified Fund.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	Institutional Class	Investor Class	Class Y
International Growth Fund	Provide long-term capital appreciation	5/31/2011	8/31/2011	-
Emerging Markets Fund	Provide long-term capital appreciation	6/28/2013	6/28/2013	-
International Small Cap Growth Fund	Provide long-term capital appreciation	11/30/2015	-	-
Small Cap Growth Fund	Provide long-term capital appreciation	10/30/2019	10/30/2019	-
SMID Quality Value Fund	Provide long-term capital appreciation	10/30/2019	10/30/2019	-
China Quality Growth Fund	Provide long-term capital appreciation	3/31/2020	3/31/2020	-
International Equity Fund	Provide long-term capital appreciation	6/29/2020	6/29/2020	-
International Opportunities Fund	Provide long-term capital appreciation	3/30/2021	3/30/2021	-
Mid Cap Quality Value Fund	Provide long-term capital appreciation	7/28/2022	7/28/2022	11/29/2024
Emerging Markets ex China Fund	Provide long-term capital appreciation	12/29/2022	12/29/2022	-

The shares of each class of each Fund represent an interest in the same portfolio of investments of each particular Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

69

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2025

Each Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for each Fund is the information utilized for the day-to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to a Fund based on performance measurements. The management of the Funds’ Advisor is deemed to be the Chief Operating Decision Maker with respect to the Funds' investment decisions.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which each Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Funds valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares relative net assets. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

70

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2025

(c) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which the Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk as well as risks associated with fixed-income securities.

(e) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

71

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2025

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of December 31, 2025 and during the prior three open tax years, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders

The Funds will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. Certain funds may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

(g) Illiquid Securities.

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

(h) Warrants and Rights

The Funds may invest in warrants or rights (including those acquired in units or attached to other securities) that entitle (but do not obligate) the holder to buy equity securities at a specific price for a specific period of time but will do so only if such equity securities are deemed appropriate by the Advisor. Rights are similar to warrants but typically have a shorter duration and are issued by a company to existing stockholders to provide those holders the right to purchase additional shares of stock at a later date. Warrants and rights do not have voting rights, do not earn dividends, and do not entitle the holder to any rights with respect to the assets of the company that has issued them. They do not represent ownership of the underlying companies but only the right to purchase shares of those companies at a specified price on or before a specified exercise date. Warrants and rights tend to be more volatile than the underlying stock, and if at a warrant’s expiration date the stock is trading at a price below the price set in the warrant, the warrant will expire worthless. Conversely, if at the expiration date the stock is trading at a price higher than the price set in the warrant or right, a Fund can acquire the stock at a price below its market value. The prices of warrants and rights do not necessarily parallel the prices of the underlying securities. An investment in warrants or rights may be considered speculative.

72

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2025

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into Investment Advisory Agreements (the “Agreements”) with WCM Investment Management (the “Advisor”). Under the terms of the Agreements, Funds pay a monthly investment advisory fee to the Advisor. The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Funds to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each fund.

These agreements are in effect until April 30, 2026 for the International Growth Fund, Emerging Markets Fund, and International Small Cap Growth Fund, and April 30, 2035, with respect to the Small Cap Growth Fund, SMID Quality Value Fund, China Quality Growth Fund, International Equity Fund, International Opportunities Fund, Mid Cap Quality Value Fund, and Emerging Markets ex China Fund, and they may be terminated before that date only by the Trust's Board of Trustees. The table below contains the expense cap by Fund and by Class:

	Investment	Total Limit on Annual Operating Expenses
	Advisory	Investor	Institutional
	Fees	Class*	Class*	Class Y*
International Growth Fund	0.85%	1.50%	1.25%	-
Emerging Markets Fund	1.00%	1.50%	1.25%	-
International Small Cap Growth Fund	1.00%	-	1.25%	-
Small Cap Growth Fund	0.99%	1.24%	0.99%	-
SMID Quality Value Fund	0.85%	1.10%	0.85%	-
China Quality Growth Fund	1.00%	1.50%	1.25%	-
International Equity Fund	0.85%	1.10%	0.85%	-
International Opportunities Fund**	1.00%	1.25%	1.00%	-
Mid Cap Quality Value Fund	0.65%	1.05%	0.80%	0.65%
Emerging Markets ex China Fund	1.00%	1.50%	1.25%	-

*	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.
**	Effective April 1, 2025, the Advisor agreed to reduce the annual operating expenses of the Fund from 1.50% to 1.25% and 1.25% to 1.00% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively.
73

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2025

The table below contains the advisory fees waived and absorbed other expenses for the year ended December 31, 2025:

Emerging Markets Fund	$1,123,997
International Small Cap Growth Fund	432,643
Small Cap Growth Fund	343,029
SMID Quality Value Fund	365,349
China Quality Growth Fund	315,500
International Equity Fund	403,855
International Opportunities Fund	405,107
Mid Cap Quality Value Fund	356,332
Emerging Markets ex China Fund	361,440

The Advisor is permitted to seek reimbursement from the Funds, subject to certain limitations, of fees waived or payments made to the Funds for a period ending three full fiscal years after the date of the waiver or payment with respect to the Emerging Markets Fund and International Small Cap Growth Fund. The Advisor is permitted to seek reimbursement from the Funds, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three years after the date of the waiver or payment with respect to the Small Cap Growth Fund, SMID Quality Value Fund, China Quality Growth Fund, International Equity Fund, International Opportunities Fund, Mid Cap Quality Value Fund, and Emerging Markets ex China Fund. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Statements of Assets and Liabilities. The Advisor may recapture all or a portion of this amount no later than December 31 of the years stated below. The total is the amount of these potentially recoverable expenses as of December 31, 2025.

	Emerging Markets Fund	International Small Cap Growth Fund	Small Cap Growth Fund
2026	$256,439	$238,836	$306,101
2027	522,258	178,706	336,034
2028	1,123,997	432,643	343,029
Total	$1,902,694	$850,185	$985,164

	SMID Quality Value Fund	China Quality Growth Fund	International Equity Fund
2026	$546,548	$246,959	$240,691
2027	415,405	292,249	256,867
2028	365,349	315,500	403,855
Total	$1,327,302	$854,708	$901,413

74

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2025

	International Opportunities Fund	Mid Cap Quality Value Fund	Emerging Markets ex China Fund
2026	$256,598	$276,176	$322,072
2027	244,422	263,233	280,318
2028	405,107	356,332	361,440
Total	$906,127	$895,741	$963,830

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year ended December 31, 2025, are reported on the Statements of Operations.

First Trust Portfolios L.P. serves as the Funds' distributor (the “Distributor”). The distributor is under no duty to verify any valuations of the Funds’ investments. The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the year ended December 31, 2025, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various Fund in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts are adjusted for market value changes in the invested Fund and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Funds and are disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation (depreciation) and income are included in the Trustees' fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the year December 31, 2025, are reported on the Statements of Operations.

75

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2025

Note 4 – Federal Income Taxes

At December 31, 2025, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	International Growth Fund	Emerging Markets Fund	International Small Cap Growth Fund
Cost of investments	$13,726,981,010	$681,930,078	$279,958,187

Gross unrealized appreciation	$6,738,112,219	$269,889,571	$52,640,674
Gross unrealized depreciation	(381,520,561)	(53,039,261)	(17,684,837)
Net unrealized appreciation (depreciation) on investments	$6,356,591,658	$216,850,310	$34,955,837

	Small Cap Growth Fund	SMID Quality Value Fund	China Quality Growth Fund
Cost of investments	$37,712,908	$1,541,509	$1,553,091

Gross unrealized appreciation	$8,053,764	$223,108	$294,876
Gross unrealized depreciation	(2,059,066)	(158,165)	(75,499)
Net unrealized appreciation (depreciation) on investments	$5,994,698	$64,943	$219,377

	International Equity Fund	International Opportunities Fund	Mid Cap Quality Value Fund
Cost of investments	$84,449,418	$42,674,468	$4,673,965

Gross unrealized appreciation	$15,754,165	$10,016,661	$358,834
Gross unrealized depreciation	(3,091,366)	(1,305,291)	(541,767)
Net unrealized appreciation (depreciation) on investments	$12,662,799	$8,711,370	$(182,933)

76

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2025

Emerging Markets ex China Fund
Cost of investments	$21,621,978

Gross unrealized appreciation	$6,858,604
Gross unrealized depreciation	(730,534)
Net unrealized appreciation (depreciation) on investments	$6,128,070

The differences between cost amounts for financial statement and federal income tax purposes are due primarily to wash sales and PFIC’s.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on the net assets or net asset value per share. For the year ended December 31, 2025, permanent differences in book and tax accounting have been reclassified to paid-in-capital and distributable earnings/(accumulated deficit) as follows:

	Paid in Capital	Total Distributable Earnings/ (Accumulated Deficit)
International Growth Fund	$1,821	$(1,821)
Emerging Markets Fund	(559)	559
International Small Cap Growth Fund	(2,010,109)	2,010,109
Small Cap Growth Fund	(554,314)	554,314
SMID Quality Value Fund	15,803,281	(15,803,281)
China Quality Growth Fund	(27,603)	27,603
International Equity Fund	(1,694)	1,694
International Opportunities Fund	-	-
Mid Cap Quality Value Fund	-	-
Emerging Markets ex China Fund	-	-

77

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2025

As of December 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	International Growth Fund	Emerging Markets Fund	International Small Cap Growth Fund
Undistributed ordinary income	$-	$4,893,727	$-
Undistributed long-term capital gains	168,376,924	-	-
Tax accumulated earnings	168,376,924	4,893,727	-
Accumulated capital and other losses	-	(471,424,075)	(96,999,457)
Unrealized appreciation (depreciation) on foreign currency	2,584,112	(2,604,559)	27,277
Unrealized appreciation (depreciation) on investments	6,356,591,658	216,850,310	34,955,837
Deferred compensation	(469,623)	(51,001)	(28,981)
Unrealized Non-U.S. Taxes	-	-	(285,170)
Total accumulated earnings/(deficit)	$6,527,083,071	$(252,335,598)	$(62,330,494)

	Small Cap Growth Fund	SMID Quality Value Fund	China Quality Growth Fund
Undistributed ordinary income	$-	$-	$-
Undistributed long-term capital gains	-	48,539	-
Tax accumulated earnings	-	48,539	-
Accumulated capital and other losses	(353,022)	-	(5,837,012)
Unrealized appreciation (depreciation) on foreign currency	-	-	-
Unrealized appreciation (depreciation) on investments	5,994,698	64,943	219,377
Deferred compensation	(16,624)	(18,090)	(14,774)
Total accumulated earnings/(deficit)	$5,625,052	$95,392	$(5,632,409)

78

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2025

	International Equity Fund	International Opportunities Fund	Mid Cap Quality Value Fund
Undistributed ordinary income	$-	$-	$-
Undistributed long-term capital gains	-	2,989	24,760
Tax accumulated earnings	-	2,989	24,760
Accumulated capital and other losses	(492,486)	(212,029)	(216,779)
Unrealized appreciation (depreciation) on foreign currency	3,166	3,216	-
Unrealized appreciation (depreciation) on investments	12,662,799	8,711,370	(182,933)
Deferred compensation	(14,719)	(14,449)	(11,799)
Total accumulated earnings/(deficit)	$12,158,760	$8,491,097	$(386,751)

Emerging Markets ex China Fund
Undistributed ordinary income	$259,522
Undistributed long-term capital gains	704,197
Tax accumulated earnings	963,719
Accumulated capital and other losses	-
Unrealized appreciation (depreciation) on foreign currency	(10)
Unrealized appreciation (depreciation) on investments	6,128,070
Deferred compensation	(11,052)
Unrealized Non-U.S. Taxes	(119,788)
Total accumulated earnings	$6,960,939

The tax character of the distributions paid during the periods ended December 31, 2025 and December 31, 2024 for the Funds were as follows:

	International Growth Fund
Distributions paid from:	2025	2024
Ordinary Income	$132,816,111	$142,462,572
Net long-term capital gains	975,632,162	1,895,689,797
Total distributions paid	$1,108,448,273	$2,038,152,369

79

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2025

Emerging Markets Fund
Distributions paid from:	2025	2024
Ordinary Income	$-	$-
Net long-term capital gains	-	-
Total distributions paid	$-	$-

	International Small Cap Growth Fund
Distributions paid from:	2025	2024
Ordinary Income	$2,517,170	$3,810,934
Net long-term capital gains	-	-
Total distributions paid	$2,517,170	$3,810,934

	Small Cap Growth Fund
Distributions paid from:	2025	2024
Ordinary Income	$-	$-
Net long-term capital gains	421,402	-
Total distributions paid	$421,402	$-

	SMID Quality Value Fund
Distributions paid from:	2025	2024
Ordinary Income	$-	$-
Net long-term capital gains	4,940,223	10,162,776
Total distributions paid	$4,940,223	$10,162,776

	China Quality Growth Fund
Distributions paid from:	2025	2024
Ordinary Income	$110,515	$39,914
Net long-term capital gains	-	-
Total distributions paid	$110,515	$39,914

	International Equity Fund
Distributions paid from:	2025	2024
Ordinary Income	$2,162,832	$136,774
Net long-term capital gains	-	-
Total distributions paid	$2,162,832	$136,774

80

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2025

	International Opportunities Fund
Distributions paid from:	2025	2024
Ordinary Income	$216,532	$717,376
Net long-term capital gains	-	-
Total distributions paid	$216,532	$717,376

	Mid Cap Quality Value Fund
Distributions paid from:	2025	2024
Ordinary Income	$21,133	$6,408
Net long-term capital gains	165,150	52,351
Total distributions paid	$186,283	$58,759

	Emerging Markets Ex China Fund
Distributions paid from:	2025	2024
Ordinary Income	$649,514	$318,515
Net long-term capital gains	1,190,625	72,851
Total distributions paid	$1,840,139	$391,366

At December 31, 2025, the below Funds had an accumulated capital loss carry forward as follows:

	Short-term Capital Loss	Long-term Capital Loss
	Carryforward	Carryforward
Emerging Markets Fund	$84,651,543	$386,772,532
International Small Cap Growth Fund	47,019,934	49,979,523
Small Cap Growth	353,022	-
China Quality Growth Fund	1,621,577	4,215,435

The International Growth Fund, SMID Quality Value Fund, International Equity Fund, International Opportunities Fund, Mid Cap Quality Value Fund, and Emerging Markets ex China Fund did not have accumulated capital loss carryforwards. To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

For the tax year December 31, 2025, the below Funds utilized a capital loss carryforward as follows:

81

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2025

Capital Loss
Carryforward Utilized
Emerging Markets Fund	$139,681,095
International Small Cap Growth Fund	39,177,350
China Quality Growth Fund	172,541
International Equity Fund	2,251,784
International Opportunities Fund	4,551,472

The International Growth Fund, Small Cap Growth, SMID Quality Value Fund, Mid Cap Quality Value Fund and Emerging Markets ex China Fund did not utilize capital loss carryforward for the tax year ended December 31, 2025.

As of December 31, 2025, The Focused International Equity Fund and Mid Cap Quality Value Fund had qualified post October losses of $178,050 and $216,779, respectively, which are deferred until fiscal year 2026 for tax purposes.

As of December 31, 2025, the Focused International Equity Fund and the Focused International Opportunities Fund had qualified late-year ordinary losses of $314,436 and $212,029, respectively, which are deferred until fiscal year 2026 for tax purposes. Net late-year ordinary losses incurred after December 31 and within the taxable year and net late-year specified losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

The remaining Funds did not have qualified Late-Year Losses, or Post October losses.

In the reporting period, the Fund adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure income taxes paid disaggregated by jurisdiction. For the tax year ended December 31, 2025, the below shows foreign taxes paid:

82

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2025

Focused International Growth Fund
U.S. Federal Taxes	$-
Income Taxes Paid by Foreign Jurisdiction:
Canada	3,168,777
Denmark	3,470,175
Germany	83,646
India	133,104
Japan	488,838
Jersey	1,706,243
Netherlands	2,953,992
Switzerland	1,760,576
Taiwan	3,322,527
Foreign Tax Subtotal	17,087,878
Total Paid For Income Taxes (Net Of Refunds)	$17,087,878

Emerging Markets Fund
U.S. Federal Taxes	$-
Income Taxes Paid (Reclaimed) by Foreign Jurisdiction:
Brazil	127,984
China	117,217
India	834,038
Indonesia	216,479
Japan	2,059
Mexico	82,709
Saudi Arabia	11,012
South Africa	116,809
South Korea	223,647
Taiwan	522,675
Foreign Tax Subtotal	2,254,629
Total Paid For Income Taxes (Net Of Refunds)	$2,254,629

83

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2025

International Small Cap Growth Fund
U.S. Federal Taxes	$-
Income Taxes Paid by Foreign Jurisdiction:
Brazil	3,799
Canada	39,842
Germany	55,912
India	501,100
Indonesia	4,911
Italy	27,516
Japan	15,174
Mexico	15,155
Norway	25,337
South Africa	23,729
South Korea	4,235
Spain	10,778
Sweden	27,132
Taiwan	24,110
Foreign Tax Subtotal	778,730
Total Paid For Income Taxes (Net Of Refunds)	$778,730

China Quality Growth Fund
U.S. Federal Taxes	$-
Income Taxes Paid by Foreign Jurisdiction:
China	1,455
Japan	3
Netherlands	56
Taiwan	422
Foreign Tax Subtotal	1,936
Total Paid For Income Taxes (Net Of Refunds)	$1,936

84

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2025

International Equity Fund
U.S. Federal Taxes	$-
Income Taxes Paid by Foreign Jurisdiction:
Belgium	1,414
Brazil	5,851
Canada	8,153
China	1,608
Denmark	3,474
France	9,916
Germany	8,456
India	230
Indonesia	6,842
Italy	2,173
Japan	10,818
Mexico	2,583
Netherlands	4,009
Norway	10
Sweden	2,023
Switzerland	5,336
Taiwan	5,561
Foreign Tax Subtotal	78,457
Total Paid For Income Taxes (Net Of Refunds)	$78,457

85

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2025

International Opportunities Fund
U.S. Federal Taxes	$-
Income Taxes Paid by Foreign Jurisdiction:
Belgium	2,142
Canada	6,475
China	546
Denmark	638
France	25
Germany	5,878
India	45,455
Italy	397
Japan	1,392
South Korea	145
Spain	862
Sweden	203
Taiwan	3,507
Foreign Tax Subtotal	67,665
Total Paid For Income Taxes (Net Of Refunds)	$67,665

Focused Emerging Markets Ex China Fund
U.S. Federal Taxes	$-
Income Taxes Paid by Foreign Jurisdiction:
Brazil	3,975
India	20,976
Indonesia	6,085
Japan	35
Mexico	4,186
Saudi Arabia	478
South Africa	4,779
South Korea	5,814
Taiwan	10,389
Foreign Tax Subtotal	56,717
Total Paid For Income Taxes (Net Of Refunds)	$56,717

86

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2025

Note 5 – Investment Transactions

For the year ended December 31, 2025, purchases and sales of investments, excluding short-term investments, futures contracts, options contracts, and securities sold short, were as follows:

	Purchases	Sales
International Growth Fund	$4,397,311,618	$5,200,255,630
Emerging Markets Fund	482,397,765	737,618,225
International Small Cap Growth Fund	365,359,585	397,885,094
Small Cap Growth Fund	36,490,265	37,169,589
SMID Quality Value Fund	18,819,900	80,118,509
China Quality Growth Fund	1,700,061	2,194,154
International Equity Fund	85,662,328	16,007,686
International Opportunities Fund	50,155,154	43,671,002
Mid Cap Quality Value Fund	5,199,770	3,198,987
Emerging Markets ex China Fund	20,262,287	13,456,754

Note 6 – Shareholder Servicing Plan

The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of each Fund’s average daily net assets attributable to Investor and Institutional Class shares serviced by shareholder servicing agents who provide administrative and support services to their customers. Class Y Shares do not pay any shareholding servicing fees.

For the year ended December 31, 2025, the Funds’ shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 7 – Distribution Plan

The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which allows each Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Investor Class shares, payable to the Distributor. The Institutional Class and Class Y shares do not pay any distribution fees.

For the year ended December 31, 2025, distribution fees incurred by each Fund’s Investor Class shares are disclosed on the Statements of Operations.

Note 8 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

87

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2025

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2025, in valuing the Funds’ assets carried at fair value:

88

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2025

International Growth Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stock
Argentina	$381,097,992	$-	$-	$381,097,992
Bermuda	468,091,518	-	-	468,091,518
Brazil	439,860,910	-	-	439,860,910
Canada	1,424,037,087	-	-	1,424,037,087
China	-	538,378,912	-	538,378,912
Denmark	-	257,960,776	-	257,960,776
France	-	704,999,011	-	704,999,011
Germany	-	2,661,453,380	-	2,661,453,380
India	378,582,180	-	-	378,582,180
Ireland	809,576,192	281,293,936	-	1,090,870,128
Israel	350,483,054	-	-	350,483,054
Italy	-	287,372,067	-	287,372,067
Japan	-	1,085,232,221	-	1,085,232,221
Netherlands	754,187,108	788,055,029	-	1,542,242,137
Singapore	770,818,762	-	-	770,818,762
South Korea	418,381,389	-	-	418,381,389
Sweden	522,691,264	-	-	522,691,264
Switzerland	-	487,917,293	-	487,917,293
Taiwan	-	1,315,350,655	-	1,315,350,655
United Kingdom	318,419,524	2,851,452,431	-	3,169,871,955
United States	1,087,560,915	-	-	1,087,560,915
Bank Deposit Investments	700,319,062	-	-	700,319,062
Total Investments	$8,824,106,957	$11,259,465,711	$-	$20,083,572,668

89

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2025

Emerging Markets Fund	Level 1	Level 2	Level 3^	Total
Investments
Common Stock
Brazil	$93,619,515	$-	$-	$93,619,515
Canada	10,587,568	-	-	10,587,568
China	45,284,629	145,521,729	-	190,806,358
Greece	23,547,306	-	-	23,547,306
India	15,314,865	78,853,885	-	94,168,750
Indonesia	-	15,785,845	-	15,785,845
Kazakhstan	4,690,847	-	-	4,690,847
Mexico	35,060,188	-	-	35,060,188
Peru	24,071,551	-	-	24,071,551
Poland	-	1,794,986	-	1,794,986
Russia	-	-	0	0
Saudi Arabia	-	6,991,964	-	6,991,964
Singapore	36,852,932	-	-	36,852,932
South Africa	10,670,624	14,649,583	-	25,320,207
South Korea	12,278,288	102,880,362	-	115,158,650
Taiwan	-	191,445,114	-	191,445,114
Bank Deposit Investments	28,878,607	-	-	28,878,607
Total Investments	$340,856,920	$557,923,468	$0	$898,780,388

90

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2025

International Small Cap Growth Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stock
Australia	$-	$21,741,002	$-	$21,741,002
Austria	-	5,354,141	-	5,354,141
Brazil	12,932,086	-	-	12,932,086
Canada	25,649,433	-	-	25,649,433
China	-	6,496,890	-	6,496,890
Denmark	-	8,829,324	-	8,829,324
France	-	7,037,120	-	7,037,120
Germany	-	15,467,882	-	15,467,882
Greece	6,045,494	-	-	6,045,494
India	-	13,819,397	-	13,819,397
Indonesia	-	2,736,175	-	2,736,175
Ireland	-	3,228,215	-	3,228,215
Israel	4,488,145	-	-	4,488,145
Italy	4,022,426	23,648,966	-	27,671,392
Japan	-	41,243,941	-	41,243,941
Mexico	6,209,727	-	-	6,209,727
Norway	-	4,103,340	-	4,103,340
South Korea	-	6,767,047	-	6,767,047
Spain	-	3,770,201	-	3,770,201
Sweden	-	13,785,958	-	13,785,958
Switzerland	-	8,350,212	-	8,350,212
Taiwan	-	16,936,212	-	16,936,212
United Kingdom	15,454,302	27,239,057	-	42,693,359
United States	-	3,133,416	-	3,133,416
Short-Term Investments	6,423,915	-	-	6,423,915
Total Investments	$81,225,528	$233,688,496	$-	$314,914,024

Small Cap Growth Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$42,321,326	$-	$-	$42,321,326
Short-Term Investments	1,386,280	-	-	1,386,280
Total Investments	$43,707,606	$-	$-	$43,707,606

91

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2025

SMID Quality Value Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$1,552,823	$-	$-	$1,552,823
Short-Term Investments	53,629	-	-	53,629
Total Investments	$1,606,452	$-	$-	$1,606,452

China Quality Growth Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stock
China	$372,317	$1,153,917	$-	$1,526,234
Hong Kong	-	57,599	-	57,599
Netherlands	90,982	-	-	90,982
United States	54,244	-	-	54,244
Bank Deposit Investments	43,409	-	-	43,409
Total Investments	$560,952	$1,211,516	$-	$1,772,468

International Equity Fund	Level 1	Level 2	Level 3^	Total
Investments
Common Stock
Belgium	$-	$-	$-	$-
Brazil	3,965,111	-	-	3,965,111
Canada	6,688,023	-	-	6,688,023
China	5,113,911	1,783,323	-	6,897,234
Denmark	2,136,960	-	-	2,136,960
France	-	2,656,692	-	2,656,692
Germany	-	7,054,956	-	7,054,956
India	983,400	-	-	983,400
Ireland	2,525,835	-	-	2,525,835
Israel	3,016,134	-	-	3,016,134
Italy	-	4,180,917	-	4,180,917
Japan	2,375,168	6,187,694	-	8,562,862
Kazakstan	872,321	-	-	872,321
Mexico	1,368,676	-	-	1,368,676
Netherlands	2,176,330	3,405,618	-	5,581,948
Russia	-	-	0	0
Sweden	-	1,453,549	-	1,453,549
Switzerland	3,386,611	1,257,265	-	4,643,876
Taiwan	5,470,020	-	-	5,470,020
United Kingdom	6,054,150	19,401,530	-	25,455,680
United States	805,980	-	-	805,980
Short-Term Investments	2,792,043	-	-	2,792,043
Total Investments	$49,730,673	$47,381,544	$0	$97,112,217

92

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2025

International Opportunities Fund	Level 1	Level 2	Level 3^	Total
Investments
Common Stock
Argentina	$644,563	$-	$-	$644,563
Australia	-	699,137	-	699,137
Austria	-	1,015,612	-	1,015,612
Belgium	-	1,142,673	-	1,142,673
Bermuda	1,143,131	-	-	1,143,131
Brazil	1,855,772	-	-	1,855,772
Canada	859,703	-	-	859,703
China	855,967	1,443,635	-	2,299,602
Denmark	-	2,795,299	-	2,795,299
Finland	1,015,434	-	-	1,015,434
France	-	1,208,240	-	1,208,240
Germany	-	7,044,659	-	7,044,659
Greece	986,475	-	-	986,475
Hong Kong	-	632,672	-	632,672
India	780,075	-	-	780,075
Ireland	-	878,531	-	878,531
Italy	-	1,566,105	-	1,566,105
Japan	-	2,819,417	-	2,819,417
Netherlands	635,740	1,304,789	-	1,940,529
Peru	801,304	-	-	801,304
Poland	-	567,297	-	567,297
Singapore	2,146,483	-	-	2,146,483
South Korea	873,726	1,277,117	-	2,150,843
Sweden	853,063	-	-	853,063
Switzerland	-	1,009,742	-	1,009,742
Taiwan	-	1,939,613	-	1,939,613
United Kingdom	1,657,823	6,217,540	-	7,875,363
United States	1,566,787	-	-	1,566,787
Warrants
Canada	-	-	0	0
Short-Term Investments	1,147,714	-	-	1,147,714
Total Investments	$17,823,760	$33,562,078	$0	$51,385,838

Mid Cap Quality Value Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$4,165,461	$-	$-	$4,165,461
Bank Deposit Investments	325,571	-	-	325,571
Total Investments	$4,491,032	$-	$-	$4,491,032

93

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2025

Focused Emerging Markets ex China Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stock
Brazil	$3,312,123	$-	$-	$3,312,123
Canada	535,054	-	-	535,054
Cyprus	205,243	-	-	205,243
Greece	706,699	-	-	706,699
India	1,791,607	2,805,316	-	4,596,923
Indonesia	-	520,707	-	520,707
Kazakhstan	136,806	-	-	136,806
Mexico	1,336,891	-	-	1,336,891
Peru	694,827	-	-	694,827
Poland	-	163,407	-	163,407
Saudi Arabia	-	271,531	-	271,531
Singapore	1,173,899	-	-	1,173,899
South Africa	454,319	506,058	-	960,377
South Korea	516,999	4,669,143	-	5,186,142
Taiwan	-	5,863,340	-	5,863,340
United Kingdom	253,223	-	-	253,223
Bank Deposit Investments	1,832,856	-	-	1,832,856
Total Investments	$12,950,546	$14,799,502	$-	$27,750,048

^	The Funds held a security valued at zero at period end.
*	The Funds did not hold any Level 2 securities at period end.
**	The Funds did not hold any Level 3 securities at period end.
[1]	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by sector, please refer to the Schedule of Investments.

The Emerging Markets Fund and International Equity Fund held Common Stock, and the International Opportunities Fund held warrants, with $0 market value at the beginning and ending of period with no activity during the year.

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2025:

94

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2025

Fund	Asset Class	Fair Value at December 31, 2025	Valuation Technique(s)	Unobservable Input	Range of Input	Weighted Average of Input	Impact to Valuation from an Increase in Input (1)
Emerging Markets Fund	Common Stocks	$-	Market Approach	Probability of Recovery	0%	N/A	Decrease
International Equity Fund	Common Stocks	$-	Market Approach	Probability of Recovery	0%	N/A	Decrease
International Opportunities Fund	Warrants	$-	Market Approach	Probability of Recovery	0%	N/A	Decrease

(1)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 10 - Investments by Other Registered Investment Companies

For purposes of the 1940 Act, the International Growth Fund, Emerging Markets Fund and International Small Cap Fund are treated as a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Fund. Rule 12d1-4 of the 1940 Act permits other investment companies to invest in the Fund beyond the limits in Section 12(d)(1), subject to certain terms and conditions, including that such investment companies enter into an agreement with the Fund.

Note 11 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, tariffs, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 12 - New Accounting Pronouncements and Regulatory Updates

In December 2023, the FASB issued Accounting Standards Updated 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted.

In the reporting period, the Fund adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure income taxes paid disaggregated by jurisdiction. See Note for 4 for more information.

95

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2025

Note 13 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

On January 13, 2026, the Board of Trustees of the Trust approved a Plan of Liquidation for the WCM SMID Quality Value Fund (the “Fund”). The Plan of Liquidation authorized the termination, liquidation, and dissolution of the Fund. At the close of business on January 23, 2026, the Fund made a liquidating distribution to each remaining shareholder equal to the value of the shareholder’s proportionate interest in the net assets of the Fund, in complete redemption and cancellation of the Fund’s shares held by the shareholder, and the Fund was dissolved.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ Financial Statements.

96

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Investment Managers Series Trust and

Shareholders of WCM Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the WCM Focused International Growth Fund, WCM Focused Emerging Markets Fund, WCM International Small Cap Growth Fund, WCM Small Cap Growth Fund, WCM SMID Quality Value Fund, WCM China Quality Growth Fund, WCM Focused International Equity Fund, WCM Focused International Opportunities Fund, WCM Mid Cap Quality Value Fund, and WCM Focused Emerging Markets ex China Fund (the “Funds”), each a series of Investment Managers Series Trust (the “Trust”), including the schedules of investments, as of December 31, 2025, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of December 31, 2025, the results of their operations, the changes in their net assets, and their financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Constituting WCM Funds	Statement Of Operations	Statements Of Changes In Net Assets	Financial Highlights
WCM Focused International Growth Fund, WCM Focused Emerging Markets Fund, WCM International Small Cap Growth Fund, WCM Small Cap Growth Fund, WCM SMID Quality Value Fund, and WCM China Quality Growth Fund	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025	For each of the three years in the period ended December 31, 2025, for the eight months period ended December 31, 2022, and for each of the two years in the period ended April 30, 2022
WCM Focused International Equity Fund	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025	For each of the three years in the period ended December 31, 2025, for the eight months period ended December 31, 2022, for the year ended April 30, 2022, and for the period June 29, 2020 (commencement of operations) through April 30, 2021
WCM Focused International Opportunities Fund	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025	For each of the three years in the period ended December 31, 2025, for the eight months period ended December 31, 2022, for the year ended April 30, 2022, and for the period March 30, 2021 (commencement of operations) through April 30, 2021
WCM Mid Cap Quality Value Fund	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025	For each of the three years in the period ended December 31, 2025, and for the period July 28, 2022 (commencement of operations) through December 31, 2022
WCM Focused Emerging Markets ex China Fund	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025	For each of the three years in the period ended December 31, 2025, and for the period December 29, 2022 (commencement of operations) through December 31, 2022

97

To the Board of Trustees of Investment Managers Series Trust and

Shareholders of WCM Funds

Page Two

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2007.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

February 27, 2026

98

WCM Funds

SUPPLEMENTAL INFORMATION (Unaudited)

Tax Information

For Federal income tax purposes, the International Growth Fund, Small Cap Growth Fund, SMID Quality Value Fund, Mid Cap Quality Value Fund, and Emerging Markets ex China Fund, designates long-term capital gain dividends of $868,312,720, $421,402, $4,940,223, $165,150, and $1,190,625 respectively, or amounts determined to be necessary, for the year ended December 31, 2025.

For the year ended December 31, 2025, 81.68%, 27.48%, 22.26%, 38.92%, 90.29%, 99.90%, and 27.70% of dividends paid from net investment income, including short-term capital gains from the International Growth Fund, International Small Cap Growth Fund, China Quality Growth Fund, International Equity Fund, International Opportunities Fund, Mid Cap Quality Value Fund, and Emerging Markets ex China Fund respectively, are designated as qualified dividend income.

Pursuant to Section 853 of the Internal Revenue Code of 1986, the International Equity Fund, International Opportunities Fund, and Focused Emerging Markets Ex China Fund designates $1,144,190, $109,234, and $193,550 of income derived from foreign sources and $62,673, $22,267, and $39,274 respectively, of foreign taxes paid for the year ended December 31, 2025.

For the year ended December 31, 2025, 45.88%, 34.70%, and 99.90% of the dividends paid from net investment income, including short-term capital gains from the International Growth Fund, International Opportunities Fund, Mid Cap Quality Value Fund respectively, are designated as dividends received deduction available to corporate shareholders.

Of the ordinary income (including short-term capital gain) distributions made during the year ended December 31, 2025 the proportionate share of income derived from foreign sources and foreign taxes paid attributable to one share of stock is:

	Foreign Source Income/(Loss)	Foreign Taxes Paid
International Growth Fund	$0.0192	$0.0202
International Small Cap Growth Fund	($0.1323)	$0.0213
China Quality Growth Fund	$0.4240	$0.0120
International Equity Fund	$0.2482	$0.0136
International Opportunities Fund	$0.0275	$0.0056
Emerging Markets Ex China Fund	$0.1381	$0.0280

Shareholder Meeting Results

Shareholders were asked to participate in a special meeting of shareholders on September 12, 2025 (the “Shareholder Meeting”) for the purpose of electing trustees. Each Nominee was approved by the affirmative vote of a plurality of the shares voting at the Shareholder Meeting. The final results of the Shareholder Meeting are reported in the following table.

99

WCM Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Proposal: To elect the following as Trustees of the Trust:

	Voted For		Total Shares Outstanding	Voted Withheld		Total Shares Outstanding
Trustee Nominee Name	Shares	%	%	Shares	%	%
Ashley Toomey Rabun	827,129,737.221	93.884%	64.642%	53,885,229.201	6.116%	4.211%
William H. Young	829,469,192.220	94.150%	64.825%	51,545,774.202	5.850%	4.028%
James E. Ross	872,416,952.851	99.025%	68.182%	8,598,013.571	0.975%	0.671%
Jill I. Mavro	872,376,298.228	99.020%	68.178%	8,638,668.194	0.980%	0.675%
Maureen Quill	873,652,842.444	99.165%	68.278%	7,362,123.978	0.835%	0.575%

Note: Record date Shares 1,279,552,379.149

Shares voted: 881,014,966.422

% Total Shares Voted: 68.853%

100

Form N-CSR Items 8 - 11 (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy Disclosures for Open-End Management Investment Companies are included in Item 7, as part of the financial statements.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Board Consideration of Investment Advisory Agreement

At an in-person meeting held on December 3–4, 2025, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and WCM Investment Management, LLC (the “Advisor”) for an additional one-year term from when it otherwise would expire, with respect to the following series of the Trust (each, a “Fund” and collectively, the “Funds”):

●	WCM China Quality Growth Fund (the “China Quality Growth Fund”),

●	WCM Focused Emerging Markets ex China Fund (the “Focused Emerging Markets ex China Fund”),

●	WCM Focused Emerging Markets Fund (the “Focused Emerging Markets Fund”),

●	WCM Focused International Equity Fund (the “Focused International Equity Fund”),

●	WCM Focused International Growth Fund (the “Focused International Growth Fund”),

●	WCM Focused International Opportunities Fund (the “Focused International Opportunities Fund”),

●	WCM International Small Cap Growth Fund (the “International Small Cap Growth Fund”),

●	WCM Mid Cap Quality Value Fund (the “Mid Cap Quality Value Fund”),

●	WCM Small Cap Growth Fund (the “Small Cap Growth Fund”), and

●	WCM SMID Quality Value Fund (the “SMID Quality Value Fund”).

WCM Funds

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) - Continued

In approving the renewal of the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, determined that such renewal was in the best interests of the Fund and its shareholders.

Background

In advance of the December meeting, the Board received information about the Funds and the Advisory Agreement from the Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Funds; information about the Advisor’s compliance policies and procedures, cybersecurity, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Advisor’s overall relationship with the Funds; reports comparing the performance of each Fund with returns of its benchmark index and a group of comparable funds (each, a “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s relevant category (each, a “Fund Universe”) for various periods ended September 30, 2025; and reports comparing the investment advisory fee and total expenses of each Fund with those of its Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent, and Quality of Services

The Board considered information included in the meeting materials regarding the performance of each Fund. The materials they reviewed indicated the following:

●	The China Quality Growth Fund’s annualized total return for the five-year period was below the Peer Group and China Region Fund Universe median returns and the MSCI China All Shares Index return by 1.16%, 2.31%, and 2.86%, respectively. The Fund’s total return for the one-year period was below the Peer Group median return by 1.41%, the MSCI China All Shares Index return by 1.60%, and Fund Universe median return by 3.75%. For the three-year period, the Fund’s annualized total return was below the Peer Group and Fund Universe median returns and the MSCI China All Shares Index return by 2.86%, 4.99%, and 7.66%, respectively. The Trustees considered the Advisor’s assertion that the Fund’s underperformance over the one-, three-, and five-year periods was primarily due to the Fund’s stock selection in the information technology, health care, financials, and materials sectors, and the Fund’s allocations to the industrials, information technology, materials, financials, and health care sectors. The Trustees also observed that the Fund’s volatility of returns, as measured by its standard deviation, and its downside volatility, as measured by its Morningstar risk score, ranked it in the second quartile of the funds (which is the second most favorable) in the Peer Group and Fund Universe for the five-year period.

WCM Funds

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) - Continued

●	The Focused Emerging Markets ex China Fund’s total return for the one-year period was above the Peer Group and Diversified Emerging Markets Fund Universe median returns and the MSCI Emerging Markets ex China Index return.

●	The Focused Emerging Markets Fund’s annualized total returns for the one, three-, and ten-year periods were above the Peer Group and Diversified Emerging Markets Fund Universe median returns and the MSCI Emerging Markets Index returns. For the five-year period, the Fund’s annualized total return was above the Peer Group median return, but below the Fund Universe median return and the MSCI Emerging Markets Index return by 2.48% and 2.87%, respectively. The Trustees considered the Advisor’s assertion that the Fund’s underperformance relative to the MSCI Emerging Markets Index was mainly due to stock selection in the financials and consumer discretionary sectors. The Board also observed that the Fund’s risk-adjusted returns, as measured by its Sharpe ratio, and its risk-adjusted returns relative to the benchmark, as measured by its information ratio, ranked it in the first or second quartile of the funds (which are the most favorable) in the Peer Group for the one-, three-, five-, and ten-year periods, and in the Fund Universe for the one- and ten-year periods.

●	The Focused International Equity Fund’s annualized total returns for the one-, three-, and five-year periods were above the Peer Group and Foreign Large Blend Fund Universe median returns and the MSCI ACWI ex USA Index returns.

●	The Focused International Growth Fund’s annualized total returns for the one-, three-, and ten-year periods were above the Peer Group and Foreign Large Growth Fund Universe median returns and the MSCI ACWI ex USA Index returns. The Fund’s annualized total return for the five-year period was above the Peer Group and Fund Universe median returns, but below the MSCI ACWI ex USA Index return by 1.30%. The Trustees considered the Advisor’s belief that the Fund’s underperformance relative to the MSCI Index for the five-year period was primarily due to the Fund’s allocations to the financials, health care, and energy sectors, as well as the Fund’s stock selection in the financials and information technology sectors. The Trustees also observed that the Fund’s risk-adjusted returns, as measured by its Sharpe ratio, and its risk-adjusted returns relative to the benchmark, as measured by its information ratio, ranked it in the first or second quartile of the funds (which are the most favorable) in the Peer Group and Fund Universe for the one-, three-, five-, and ten-year periods.

●	The Focused International Opportunities Fund’s annualized total returns for the one- and three-year periods were above the Peer Group and Foreign Small/Mid Blend Fund Universe median returns and the MSCI ACWI ex USA Index returns.

●	The International Small Cap Growth Fund’s annualized total returns for the one- and three-year periods were above the Peer Group and Foreign Small/Mid Growth Fund Universe median returns, the MSCI ACWI ex USA Index returns, and the MSCI ACWI ex USA Small Cap Index returns. For the five-year period, the Fund’s annualized total return was above the Peer Group and Fund Universe median returns, but below the MSCI ACWI ex USA Small Cap Index return and the MSCI ACWI ex USA Index return by 4.45% and 4.74%, respectively. The Trustees considered the Advisor’s assertion that the Fund’s underperformance relative to the benchmark for the five-year period was due primarily to stock selection in the information technology, financials, and industrials sectors, and to the Fund’s allocations to the health care, energy, and materials sectors. The Trustees also observed that the Fund’s risk-adjusted returns, as measured by its Sharpe ratio, and its risk-adjusted returns relative to the benchmark, as measured by its information ratio, ranked it in the first or second quartile of the funds (which are the most favorable) in the Peer Group and Fund Universe for the one-, three- and five-year periods.

WCM Funds

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) - Continued

●	The Mid Cap Quality Value Fund’s annualized total return for the three-year period was below the Peer Group and Mid-Cap Blend Fund Universe median returns, the Russell Mid Cap Value Index return, and the Russell 3000 Index return by 1.46%, 1.61%, 2.53%, and 11.14%, respectively. For the one-year period, the Fund’s total return was below the Fund Universe median return by 13.97%, the Peer Group median return by 14.04%, the Russell Mid Cap Value Index return by 15.63%, and the Russell 3000 Index return by 25.46%. The Trustees considered the Advisor’s assertion that the Fund’s underperformance over the one- and three-year periods was primarily due to the Fund’s sector selection in the industrials, information technology, financials, consumer discretionary, and materials sectors. The Trustees also observed that the Fund’s volatility of returns, as measured by its standard deviation, and its downside volatility, as measured by its Morningstar risk score, ranked it in the first quartile or second of the funds (which are the most favorable) in the Peer Group and Fund Universe for the one-year period.

●	The Small Cap Growth Fund’s annualized total return for the five-year period was below the Small Growth Fund Universe median return, the Russell 2000 Growth Index return, the Peer Group median return, and the Russell 3000 Index return by 1.06%, 2.17%, 2.79%, and 9.50%, respectively. The Fund’s annualized total return for the three-year period was below the Fund Universe and Peer Group median returns, the Russell 2000 Growth Index return, and the Russell 3000 Index return by 1.47%, 2.26%, 4.80%, and 12.24%, respectively. For the one-year period, the Fund’s total return was below the Peer Group median return by 1.31%, the Fund Universe median return by 1.63%, the Russell 2000 Growth Index return by 9.26%, and the Russell 3000 Index return by 13.11%. The Trustees considered the Advisor’s belief that the Fund’s underperformance relative to the Peer Group, the Russell 2000 Growth Index, and the Russell 3000 Index over the one-, three-, and five-year periods was mainly due to stock selection in the health care, information technology, and consumer discretionary sectors, among others. The Trustees also observed that the Fund’s downside volatility, as measured by its Morningstar risk score, ranked it in the second quartile of the funds (which is the second-most favorable) in the Peer Group and Fund Universe for the five-year period.

●	The SMID Quality Value Fund’s annualized total return for the five-year period was below the Peer Group and Small Blend Fund Universe median returns, the Russell 2500 Value Index return, and the Russell 3000 Index return by 1.30%, 1.43%, 3.70%, and 4.48%, respectively. The Fund’s annualized total return for the three-year period was below the Fund Universe and Peer Group median returns, the Russell 2500 Value Index return, and the Russell 3000 Index return by 1.08%, 1.14%, 2.04%, and 10.77%, respectively. For the one-year period, the Fund’s total return was below the Peer Group median return by 10.01%, the Fund Universe median return by 12.43%, the Russell 2500 Value Index return by 15.78%, and the Russell 3000 Index return by 24.19%. The Trustees considered the Advisor’s assertion that the Fund’s underperformance relative to the Peer Group, the Russell 2500 Value Index, and the Russell 3000 Index over the one-, three-, and five-year periods was primarily due to sector selection in the information technology, financials, industrials, and health care sectors. The Board also observed that the Fund’s volatility of returns, as measured by its standard deviation, and its downside volatility, as measured by its Morningstar risk score, ranked it in the first or second quartile of the funds (which are the most favorable) in the Peer Group and Fund Universe for the one-, three-, and five-year periods.

WCM Funds

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) - Continued

The Board considered the overall quality of services provided by the Advisor to the Funds. In doing so, the Board considered the Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the organization and operations of the Advisor, the commitment of the Advisor to the maintenance and growth of each Fund’s assets, and the Advisor’s compliance structure and compliance procedures. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Advisor to each Fund were satisfactory.

Advisory Fees and Expense Ratios

With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

●	The China Quality Growth Fund’s annual investment advisory fee (gross of fee waivers) was higher than both the Peer Group and China Region Fund Universe medians by 0.15%. The Trustees considered the Advisor’s belief that the Fund’s advisory fee is reasonable given the active style of management and the limited capacity of the strategy, and that the Advisor invests in personnel, compliance and regulatory monitoring and reporting, network infrastructure and cybersecurity, and office expansions to ensure it is able to properly service the Fund and make investments. The Trustees noted that the Fund’s advisory fee was higher than the sub-advisory fees that the Advisor charges to sub-advise mutual funds using the same strategy as the Fund. The Trustees observed, however, that the Advisor provides more services to the Fund than it does to funds for which it serves as sub-advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than both the Peer Group and Fund Universe medians by 0.20%. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were quite low and were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes. The Trustees also noted the Advisor’s observation that some of the funds in the Peer Group are part of larger fund complexes and therefore could have lower expenses or support lower expense caps.

WCM Funds

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) – Continued

●	The Focused Emerging Markets ex China Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Diversified Emerging Markets Fund Universe and Peer Group medians by 0.13% and 0.15%, respectively. The Trustees considered the Advisor’s belief that the Fund’s advisory fee is reasonable given the active style of management and the limited capacity of the strategy, and that the Advisor invests in personnel, compliance and regulatory monitoring and reporting, network infrastructure and cybersecurity, and office expansions to ensure it is able to properly service the Fund and make investments. The Trustees noted that the Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar client accounts of the Advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Fund Universe and Peer Group medians by 0.25% and 0.26%, respectively. The Trustees observed, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes. The Trustees also noted the Advisor’s observation that some of the funds in the Peer Group are part of larger fund complexes and therefore could have lower expenses or support lower expense caps.

●	The Focused Emerging Markets Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Diversified Emerging Markets Fund Universe medians by 0.10% and 0.13%, respectively. The Trustees noted that the Fund’s advisory fee was higher than the advisory fees that the Advisor charges to manage private funds and to sub-advise mutual funds using the same strategy as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the private funds that the Advisor manages, that the demands on the Advisor’s personnel and trading infrastructure are greater for the Fund as a result of the daily cash inflows and outflows, and that the Advisor provides more services to the Fund than it does to funds for which it serves as sub-advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.24% and 0.25%, respectively. The Trustees noted the Advisor’s observation that some of the funds in the Peer Group are part of larger fund complexes and therefore could have lower expenses or support lower expense caps.

●	The Focused International Equity Fund’s annual investment advisory fee (gross of fee waivers) was higher than both the Peer Group and Foreign Large Blend Fund Universe medians by 0.10%. The Trustees noted that the Fund’s advisory fee was higher than the advisory fees that the Advisor charges to manage private funds and the same as the sub-advisory fees that the Advisor charges to sub-advise mutual funds using the same strategy as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the private funds that the Advisor manages, that the demands on the Advisor’s personnel and trading infrastructure are greater for the Fund as a result of the daily cash inflows and outflows, and that the Advisor provides more services to the Fund than it does to funds for which it serves as sub-advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Advisor.

WCM Funds

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) – Continued

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were lower than the Peer Group median, but higher than the Fund Universe median by 0.05%. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes.

●	The Focused International Growth Fund’s annual investment advisory fee (gross of fee waivers) was the same as the Peer Group median, but higher than the Foreign Large Growth Fund Universe median by 0.177%. The Trustees noted that the Fund’s advisory fee was within the range of advisory fees that the Advisor charges to manage private funds using the same strategy as the Fund, but higher than the sub-advisory fees that the Advisor charges to sub-advise mutual funds using the same strategy as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the private funds that the Advisor manages, that the demands on the Advisor’s personnel and trading infrastructure are greater for the Fund as a result of the daily cash inflows and outflows, and that the Advisor provides more services to the Fund than it does to funds for which it serves as sub-advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.11% and 0.20%, respectively. The Trustees noted the Advisor’s observation that some of the funds in the Peer Group are part of larger fund complexes and therefore could have lower expenses or support lower expense caps.

●	The Focused International Opportunities Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Foreign Small/Mid Blend Fund Universe and Peer Group medians by 0.05% and 0.20%, respectively. The Trustees considered the Advisor’s belief that the Fund’s advisory fee is reasonable given the active style of management and the limited capacity of the strategy, and that the Advisor invests in personnel, compliance and regulatory monitoring and reporting, network infrastructure and cybersecurity, and office expansions to ensure it is able to properly service the Fund and make investments. The Trustees noted that the Fund’s advisory fee was higher than the advisory fees that the Advisor charges to manage private funds using the same strategy as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the private funds that the Advisor manages. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Advisor.

WCM Funds

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) - Continued

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were lower than the Fund Universe median, but higher than the Peer Group median by 0.10%. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group, and that certain of those other funds also had significant assets in other classes. The Trustees also considered the Advisor’s observation that some of the funds in the Peer Group are part of larger fund complexes and therefore could have lower expenses or support lower expense caps.

●	The International Small Cap Growth Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Foreign Small/Mid Growth Fund Universe and Peer Group medians by 0.05% and 0.074%, respectively. The Trustees noted that the Fund’s advisory fee was within the range of advisory fees that the Advisor charges to manage private funds using the same strategy as the Fund, but higher than the sub-advisory fees that the Advisor charges to sub-advise mutual funds using the same strategy as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the private funds that the Advisor manages, that the demands on the Advisor’s personnel and trading infrastructure are greater for the Fund as a result of the daily cash inflows and outflows, and that the Advisor provides more services to the Fund than it does to funds for which it serves as sub-advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.15% and 0.20%, respectively. The Trustees considered the Advisor’s observation that some of the funds in the Peer Group are part of larger fund complexes and therefore could have lower expenses or support lower expense caps.

●	The Mid Cap Quality Value Fund’s annual investment advisory fee (gross of fee waivers) was lower than the Mid-Cap Blend Fund Universe median, and the same as the Peer Group median. The Trustees noted that the Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar client accounts of the Advisor. The Trustees also considered that the Fund’s advisory fee was lower than the advisory fees paid by other series of the Trust managed by the Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were lower than the Peer Group and Fund Universe medians.

●	The Small Cap Growth Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Small Growth Fund Universe and Peer Group medians by 0.14% and 0.18%, respectively. The Trustees considered the Advisor’s belief that the Fund’s advisory fee is reasonable given the active style of management and the limited capacity of the strategy, and that the Advisor invests in personnel, compliance and regulatory monitoring and reporting, network infrastructure and cybersecurity, and office expansions to ensure it is able to properly service the Fund and make investments. The Trustees noted that the Fund’s advisory fee was higher than the sub-advisory fees that the Advisor charges to sub-advise mutual funds using the same strategy as the Fund. The Trustees observed, however, that the Advisor provides more services to the Fund than it does to funds for which it serves as sub-advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Advisor.

WCM Funds

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) - Continued

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were equal to the Peer Group median, but higher than the Fund Universe median by 0.04%. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

●	The SMID Quality Value Fund’s annual investment advisory fee (gross of fee waivers) was higher than both the Peer Group and Small Blend Fund Universe medians by 0.10%. The Trustees considered the Advisor’s belief that the Fund’s advisory fee is reasonable given the active style of management and the limited capacity of the strategy, and that the Advisor invests in personnel, compliance and regulatory monitoring and reporting, network infrastructure and cybersecurity, and office expansions to ensure it is able to properly service the Fund and make investments. The Trustees noted that the Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar client accounts of the Advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were lower than the Peer Group and Fund Universe medians.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Advisor provides to the Funds.

Profitability, Benefits to the Advisor, and Economies of Scale

The Board next considered information prepared by the Advisor relating to its costs and profits with respect to each Fund for the year ended September 30, 2025, noting that the Advisor had waived its entire advisory fee and subsidized certain of the operating expenses for the China Quality Growth Fund, Focused Emerging Markets ex China Fund, Focused International Equity Fund, and Mid Cap Quality Value Fund; had waived a majority of its advisory fee for the Focused International Opportunities Fund, Small Cap Growth Fund, and SMID Quality Value Fund; had waived a portion of its advisory fee for the Focused Emerging Markets Fund and International Small Cap Growth Fund; and had not realized a profit with respect to the China Quality Growth Fund, Focused Emerging Markets ex China Fund, Focused International Equity Fund, Focused International Opportunities Fund, Mid Cap Quality Value Fund, Small Cap Growth Fund, and SMID Quality Value Fund. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board and the Independent Trustees concluded that the profits of the Advisor from its relationships with the Focused Emerging Markets Fund, Focused International Growth Fund, and International Small Cap Growth Fund were reasonable.

WCM Funds

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) - Continued

The Board also considered the benefits received by the Advisor as a result of the Advisor’s relationship with the Funds, other than the receipt of its investment advisory fees, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Advisor’s compliance program, the intangible benefits of the Advisor’s association with the Funds generally, and any favorable publicity arising in connection with the Funds’ performance. The Board noted that although there were no advisory fee breakpoints, the asset levels of the Funds, other than the Focused International Growth Fund and Focused Emerging Markets Fund, were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Funds grow. With respect to the Focused International Growth Fund and Focused Emerging Markets Fund, the Board noted that the Advisor was sharing some benefits of economies of scale with the Funds’ shareholders by making additional investments with respect to personnel, compliance and regulatory monitoring and reporting, network infrastructure and cybersecurity, and updates to the office space to accommodate those investments, in order to ensure the level and quality of service to the Funds.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of each Fund and its shareholders and, accordingly, approved the renewal of the Advisory Agreement with respect to each Fund.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 8, 2018.

(a) (2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). Not Applicable.

(a) (3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith

(a) (4) Not Applicable

(a) (5) Not Applicable

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	3/9/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	3/9/2026

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	3/9/2026